	As filed with the Securities and Exchange	Registration No. 333-100209
	Commission on April 11, 2011	Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 18 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel
ReliaStar Life Insurance Company
One Orange Way, C2N, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 29, 2011 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

ReliaStar Life Insurance Company

Separate Account N

ING ADVANTAGESM

CONTRACT PROSPECTUS – APRIL 29, 2011

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable
AdvantageSM deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,” “we,” “us”
and “our”). They are issued to you, the contract holder. Two series of contracts are described in this prospectus.
Transfer Series Contracts (“Transfer Series”) include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities. Flex Series Contracts (“Flex Series”) include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue
Code of 1986, as amended (“Tax Code”). Prior to October 1, 2002, the contracts were issued by Northern Life
Insurance Company. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

The Funds:*
American Funds – Growth Fund (Class 2)	ING International Index Portfolio (Class S)	ING Solution Income Portfolio (Class I)(2)
American Funds – Growth-Income Fund	ING International Value Portfolio (Class I)	ING Solution 2015 Portfolio (Class I)(2)
(Class 2)	ING Invesco Van Kampen Comstock	ING Solution 2025 Portfolio (Class I)(2)
American Funds – International Fund	Portfolio (Class I)(1)	ING Solution 2035 Portfolio (Class I)(2)
(Class 2)	ING Invesco Van Kampen Equity and Income	ING Solution 2045 Portfolio (Class I)(2)
Fidelity® VIP Contrafund® Portfolio (Initial	Portfolio (Class I)(1)	ING Strategic Allocation Conservative
Class)	ING Invesco Van Kampen Growth and Income	Portfolio (Class I)(2)
Fidelity® VIP Equity-Income Portfolio (Initial	Portfolio (Class S)(1)	ING Strategic Allocation Growth Portfolio
Class)	ING JPMorgan Emerging Markets Equity	(Class I)(2)
Fidelity® VIP Index 500 Portfolio (Initial	Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio
Class)	ING JPMorgan Mid Cap Value Portfolio	(Class I)(2)
Fidelity® VIP Investment Grade Bond	(Class I)	ING T. Rowe Price Capital Appreciation
Portfolio (Initial Class)	ING JPMorgan Small Cap Core Equity	Portfolio (Class S)
Fidelity® VIP Money Market Portfolio (Initial	Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap
Class)	ING Large Cap Growth Portfolio (Class I)	Growth Portfolio (Class I)
Franklin Small Cap Value Securities Fund	ING Large Cap Value Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio
(Class 2)	ING Limited Maturity Bond Portfolio	(Class I)
ING American Century Small-Mid Cap Value	(Class S)	ING T. Rowe Price Growth Equity Portfolio
Portfolio (Class I)	ING Liquid Assets Portfolio (Class I)	(Class I)
ING Artio Foreign Portfolio (Class S)	ING Marsico Growth Portfolio (Class I)	ING T. Rowe Price International Stock
ING Baron Small Cap Growth Portfolio	ING MFS Total Return Portfolio (Class S)	Portfolio (Class I)
(Class I)	ING MidCap Opportunities Portfolio	ING Templeton Foreign Equity Portfolio
ING BlackRock Large Cap Growth Portfolio	(Class I)	(Class I)
(Class I)	ING Oppenheimer Global Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio
ING BlackRock Science and Technology	ING PIMCO Total Return Portfolio (Class I)	(Class I)
Opportunities Portfolio (Class I)	ING Pioneer Fund Portfolio (Class S)	ING U.S. Stock Index Portfolio (Class I)
ING Clarion Global Real Estate Portfolio	ING Pioneer High Yield Portfolio (Class I)	Lord Abbett Series Fund - Mid-Cap Value
(Class I)	ING Pioneer Mid Cap Value Portfolio	Portfolio (Class VC)
ING Davis New York Venture Portfolio	(Class S)	Neuberger Berman AMT Socially Responsive
(Class I)	ING RussellTM Large Cap Growth Index	Portfolio® (Class I)
ING FMRSM Diversified Mid Cap Portfolio	Portfolio (Class I)	PIMCO VIT Real Return Portfolio
(Class S) **	ING RussellTM Large Cap Index Portfolio	(Administrative Class)
ING Global Resources Portfolio (Class S)	(Class I)	Pioneer High Yield VCT Portfolio (Class I)
ING Growth and Income Portfolio (Class I)	ING RussellTM Mid Cap Growth Index	Wanger Select
ING Index Plus LargeCap Portfolio (Class I)	Portfolio (Class S)	Wanger USA
ING Index Plus MidCap Portfolio (Class I)	ING SmallCap Opportunities Portfolio
ING Index Plus SmallCap Portfolio (Class I)	(Class I)

ING Intermediate Bond Portfolio (Class I)
*	Effective July 1, 2008, ING Balanced Portfolio was closed to any new investments (including loan repayments or transfers). There will be limited disclosure regarding this fund in the prospectus.
**	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name listed above. See “APPENDIX II – Fund Descriptions” for a complete list of former and current fund names.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.

PRO.100209-11

CONTRACT PROSPECTUS – April 29, 2011 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the “Investment Options” section on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options:
• Fixed Account A
• Fixed Account B
• Fixed Account C

Except as specifically mentioned, this prospectus describes only the variable investment options offered through
Separate Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts are not available for sale in New
York. Transfer Series contracts are not available for sale in the Commonwealth of Massachusetts. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 29, 2011, Statement of Additional Information (“SAI”)
without charge by calling us at 1-877-884-5050 or by writing to us at the address listed in the “Contract Overview
- Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website,
htpp://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operations of the SEC’s Public Reference Branch may be made by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or by writing to the SEC’s
Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-100209. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100209-11 2

TABLE OF CONTENTS

CONTRACT OVERVIEW		4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
Who’s Who
The Contracts and Your Retirement Plan
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

FEE TABLE		6
CONDENSED FINANCIAL INFORMATION		8
SEPARATE ACCOUNT N		8
THE COMPANY		9
INVESTMENT OPTIONS		10
TRANSFERS AMONG INVESTMENT OPTIONS		11
PURCHASE AND RIGHTS		16
RIGHT TO CANCEL		17
FEES		18
YOUR ACCOUNT VALUE		23
WITHDRAWALS		25
LOANS		26
SYSTEMATIC WITHDRAWALS		26
DEATH BENEFIT		27
THE INCOME PHASE		28
CONTRACT DISTRIBUTION		31
TAX CONSIDERATIONS		33
OTHER TOPICS
Anti-Money Laundering - Performance Reporting - Voting Rights - Contract Modifications - Legal
Matters and Proceedings - Payment Delay or Suspension - Transfers, Assignments or Exchanges of a
Contract - Involuntary Terminations - Reports to Owners

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION		47
APPENDIX I – THE FIXED ACCOUNTS		48
APPENDIX II – FUND DESCRIPTIONS		50
APPENDIX III – CONDENSED FINANCIAL INFORMATION	CFI	- 1

PR0.100209-11 3

CONTRACT OVERVIEW

Questions: Contacting the	The following is intended as a summary. Please read each section of this
Company. To answer your	prospectus for additional detail.
questions, contact your sales
representative or write or call	Contract Design
us at our Administrative
Service Center:	The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles
ING Service Center	that offer a variety of investment options to help meet long-term financial goals
P.O. Box 5050	and provide for a death benefit and guaranteed income options. The term
Minot, North Dakota 58702-	“contract” in this prospectus refers to the Advantage Transfer and Flex Series
5050	individual fixed and variable annuity contracts.
1-877-884-5050
Who’s Who
Sending Forms and Written	You*: The individual who purchases the contract.
Requests in Good Order.
If you are writing to change	Contract Holder*: The person to whom we issue the contract. Generally, you.
your beneficiary, request a	The contract holder has all rights under the contract. However, pursuant to
withdrawal or for any other	Treasury Department regulations that were generally effective on January 1, purpose, contact us or your
sales representative to learn	2009, the exercise of certain of these rights by participants in Tax Code section
what information is required	403(b) plans may require the consent and approval of your employer and/or
for the request to be in “good	plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions –
order.” Generally, a request is	Eligibility - 403(b) Plans.”
considered to be in “good
order” when it is signed, dated	We may also refer to the contract holder as the contract owner.
and made with such clarity and	We, Us or Our (the “Company”): ReliaStar Life Insurance Company. We
completeness that we are not
required to exercise any	issue the contract.
discretion in carrying it out.	For greater detail, please review “Purchase and Rights.”
By contacting us, we can
provide you with the
appropriate administrative	* Some contracts may be purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The terms “you,” “contract holder” and “contract
form for your requested	owner” apply to these employers, who have all rights under the contracts.
transaction.

We can only act upon requests	The Contracts and Your Retirement Plan
that are received in good order.	The contracts may be issued on a nonqualified basis (“nonqualified contracts”), or for use with retirement arrangements under Tax Code sections 403(b), 408,
408(A) or 457 of the Tax Code (“qualified contracts”). We may also at our discretion issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b) , 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself.
However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “PURCHASE
AND RIGHTS.”

PR0.100209-11	4

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “RIGHT TO CANCEL.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“DEATH BENEFIT” and “THE INCOME PHASE.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options.
In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “WITHDRAWALS” and
APPENDIX I – The Fixed Accounts.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC WITHDRAWALS.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “LOANS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “FEE TABLE”
and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

The Accumulation Phase (accumulating dollars under your contract)
Payments to Your
STEP 1: You provide us with your completed application and	Account
initial purchase payment. We establish an account for you and		Step 1 ¯
credit that account with your initial purchase payment.
ReliaStar Life Insurance Company
STEP 2: You direct us to invest your purchase payment in one
or more of the following investment options:	¯	Step 2		¯
• Fixed Interest Options; or		Separate Account N
• Variable Investment Options. (The variable investment	Fixed
options are the subaccounts of Separate Account N. Each	Interest	Variable Investment
one invests in a specific mutual fund.)	Options		Options

STEP 3: Each subaccount you select purchases shares of its		The Subaccounts
assigned fund.		A	B	Etc.
¯ Step 3 ¯
Mutual Mutual
Fund A Fund B

The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “THE INCOME PHASE.” In general, you may:
•	Receive monthly income phase payments for your life (assuming you are the annuitant);
•	Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period;
•	Receive monthly income phase payments for your life and for the life of another person; or
•	Select income phase payments that are fixed or that vary depending upon the performance of the variable investment options you select.

PR0.100209-11 5

FEE TABLE

In this Section:		The following tables describe the fees and expenses that you will pay when
•	Maximum Contract	buying, owning and withdrawing account value from your contract. The
	Holder Transaction	first table describes the fees and expenses that you may pay at the time
	Expenses	that you buy the contract, withdraw account value from the contract or
•	Annual Maintenance Fee	transfer cash value between investment options. State premium taxes may
•	Maximum Separate	also be deducted.* See “THE INCOME PHASE” for fees that may apply
	Account Annual	after you begin receiving payments under the contract.
Expenses
•	Total Annual Fund	Maximum Contract Holder Transaction Expenses
Operating Expenses
•	Examples	Early Withdrawal Charge (as a percentage of amount withdrawn) [1]
•	Fees Deducted by the	Applicable to Transfer Series contracts	6%
	Funds	Applicable to Flex Series contracts	8%
		Partial Withdrawal Processing Fee [2]	$25.00
See the “Fees” section for:		Transfer Charge [3]	$25.00
•	How, When and Why	Loan Processing Fee [4]	$25.00
	Fees are Deducted	Loan Interest Rate Spread (per annum) [5]	3%
•	Redemption Fees
•	Reduction or Elimination	The next table describes the fees and expenses that you will pay
	of Certain Fees	periodically during the time that you own the contract, not including fund
•	Premium and Other Taxes	fees and expenses.

We may have used the		Annual Maintenance Fee [6]	$30.00
following terms in prior
prospectuses:		Maximum Separate Account Annual Expenses (as a percentage of average account value)
Deferred Sales Charge -		Mortality and Expense Risk Charge	1.25%
Early Withdrawal Charge		Administrative Expense Charge	0.15%
		Total Separate Account Expenses	1.40%
Annual Contract Charge -
Annual Maintenance Fee		[1] The early withdrawal charge for the Transfer Series Contracts applies to each purchase payment. The withdrawal charge is 6% in the account year a purchase
Contract Year - Account		payment is received by the Company and the account year immediately following. It
Year		decreases to 0% beginning the sixth year after a purchase payment was received by the Company. For the Flex Series Contracts, the withdrawal charge is based on account years. It decreases from 8% in the first three account years to 0% after the
Administrative Charge -		tenth account year. Under certain situations amounts may be withdrawn free of any
Administrative Expense		withdrawal charge or the withdrawal charge may be reduced or waived. For more
Charge		information on the withdrawal charge, see “FEES - Partial Withdrawal Processing
Fee.”
[2]	The Company does not currently impose a partial withdrawal processing fee but reserves the right to charge a fee not to exceed the lesser of 2% of the partial withdrawal amount or $25, including partial withdrawals made as part of a systematic withdrawal program, see “FEES -Early Withdrawal Charge.” See also “SYSTEMATIC WITHDRAWALS.”
[3]	The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options.
However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers including transfers made under the dollar cost averaging program or the account rebalancing program.
[4]	This is the maximum fee we would charge. We are not currently charging this fee. See “LOANS.”
[5]	This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3% per annum. For example, if the current credited interest rate is 6%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “LOANS.”
[6]	We reserve the right to waive the annual maintenance fee under certain circumstances. See “FEES - Annual Maintenance
Fee.”

* State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other Taxes.”

PR0.100209-11		6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses								Minimum	Maximum
(expenses that are deducted from fund assets, including management fees and
other expenses)								0.10%		1.51%

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.134%) and fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated.
The examples also assume that your investment has a 5% return each year and assume the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

						(B) If you do not withdraw your entire
	(A) If	you withdraw your			entire	account value or if you select an income
	account	value at	the	end	of the	phase payment option at the end of the
	applicable time period:					applicable time period:
					10					10
	1 Year 3 Years 5 Years				Years	1	Year	3 Years 5 Years		Years
Applicable to Transfer
Series contracts	$846	$1,387	$1,776		$3,359	$307		$940	$1,598	$3,359
Applicable to Flex
Series contracts	$1,041	$1,608	$2,094		$3,359	$307		$940	$1,598	$3,359

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated.
The examples also assume that your investment has a 5% return each year and assume the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

						(B) If you do not withdraw your entire
	(A) If	you withdraw your			entire	account value or if you select an income
	account	value at	the	end	of the	phase payment option at the end of the
	applicable time period:					applicable time period:

					10					10
	1 Year 3 Years 5 Years				Years	1	Year	3 Years 5 Years		Years

Applicable to Transfer
Series contracts	$704	$960	$1,065		$1,937	$166		$516	$889	$1,937
Applicable to Flex
Series contracts	$910	$1,211	$1,420		$1,937	$166		$516	$889	$1,937

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees, if applicable, charged annually by each fund. See the “Fees” section of this prospectus and the fund prospectuses for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

PR0.100209-11				7

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “FEES - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “FEES - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about the Separate Account N subaccounts you may invest in through the contracts. The tables show the year-end unit values of each subaccount for the past ten years. For subaccounts that were not available ten years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the SAI.

SEPARATE ACCOUNT N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and ReliaStar Life Insurance Company, the separate account was transferred to ReliaStar Life Insurance Company.

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ReliaStar Life Insurance Company.
All obligations arising under the contract are obligations of ReliaStar Life Insurance Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

PR0.100209-11	8

We may, if it is in the best interest of our contract holders:
•	Manage the separate account as a management investment company under the 1940 Act;
•	Deregister the separate account under the 1940 Act, if registration is no longer required;
•	Combine the separate accounts of the Company; or
•	Reallocate assets of the separate account to another separate account.

THE COMPANY

ReliaStar Life Insurance Company issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and all states, except New York.

Our Home Office:	Our Administrative Service Center:
ING Service Center
20 Washington Avenue South	P.O. Box 5050
Minneapolis, Minnesota 55401	Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged with and into the Company, and the
Company assumed responsibilities for Northern’s obligations under the contracts.

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with inquiries and investigations of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the
Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the
Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See
“TAX CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs

PR0.100209-11	9

associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The Transfer Series and Flex Series contracts each offer variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our
Administrative Service Center at the address and phone number listed in “Contract Overview - Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

Selecting Investment Options. When selecting investment options:
• Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. See “OTHER TOPICS - Contract Modifications -
Addition, Deletion or Substitution of Fund Shares.” We may also discontinue the availability of fixed interest options for new purchase payments and/or transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards the 18 investment option limit.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding - bought for annuities and life insurance; and
• Shared funding - bought by more than one company.

PR0.100209-11 10

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds that are involved in the conflict.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation phase you may transfer amounts among the available subaccounts and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only and require participation in the dollar cost averaging program. Transfers from Fixed
Account C to Fixed Account A and Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed
Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling 12 month period.

PR0.100209-11 11

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice
Response Unit (“VRU”), telephone calls to the ING Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-
trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges.
According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy.
We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending upon, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

PR0.100209-11 12

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

From late 2003 to 2008, we were engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and the Company. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain Company variable life insurance policies (“market timing”). Beginning in late 2003, the Company refused to accept electronic trading instructions from Prusky because of violations of our excessive trading policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”)
ordered the Company to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment,
Paul M. Prusky, et.al. v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order
Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions on trading imposed by the funds in which Company subaccounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) We will enforce all fund-imposed conditions on trading consistent with the Order and the judgment of the Federal Court in a related matter.

Prusky’s variable life insurance policies issued by the Company include subaccounts currently available for investment that invest in the following funds, which are available through this contract as of April 29, 2011. The prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

American Funds – Growth Fund	ING JPMorgan Small Cap Core Equity Portfolio
American Funds – Growth-Income Fund	ING Limited Maturity Bond Portfolio
American Funds – International Fund	ING Liquid Assets Portfolio
Fidelity® VIP Contrafund® Portfolio	ING Marsico Growth Portfolio
Fidelity® VIP Equity-Income Portfolio	ING MFS Total Return Portfolio
ING Artio Foreign Portfolio	ING Oppenheimer Global Portfolio
ING Balanced Portfolio *	ING PIMCO Total Return Portfolio
ING Baron Small Cap Growth Portfolio	ING Pioneer Fund Portfolio
ING BlackRock Large Cap Growth Portfolio	ING Pioneer High Yield Portfolio
ING Clarion Global Real Estate Portfolio	ING Pioneer Mid Cap Value Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING RussellTM Large Cap Growth Index Portfolio
ING Global Resources Portfolio	ING RussellTM Large Cap Index Portfolio
ING Growth and Income Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Index Plus LargeCap Portfolio	ING SmallCap Opportunities Portfolio
ING Index Plus MidCap Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Index Plus SmallCap Portfolio	ING T. Rowe Price Diversified Mid Cap Growth
ING Intermediate Bond Portfolio	Portfolio
ING International Index Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING T. Rowe Price International Stock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING U.S. Stock Index Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	Neuberger Berman AMT Socially Responsive
ING JPMorgan Mid Cap Value Portfolio	Portfolio®
* ING Balanced Portfolio is closed to any new investments (including loan repayments) or transfers.

PR0.100209-11	13

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including, but not limited to, information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our
Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (“PIN”) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently under this program you may elect one of the following transfer options:
Option One:
• You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts, Fixed Account A or Fixed Account C, to any of the other subaccounts or to Fixed Account A or
Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not
allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or any other fixed option.
• Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

PR0.100209-11 14

Option Two:
• You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.
• Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.
• Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed subject to certain conditions. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview - Questions:
Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (“Account Rebalancing”). Account rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow).
Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application that you may obtain by writing to us at the address listed in “Contract Overview - Questions: Contacting the
Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by writing to us at the address listed in “Contract
Overview – Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least
$10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of
Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see Appendix I and your contract.

PR0.100209-11 15

PURCHASE AND RIGHTS

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

How to Purchase. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Your Rights Under the Contract. The contract holder generally has all contract rights and may make all elections under the contract. However, under 403(b) plans, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b)
Plans.”

Purchase Payment Methods. For contracts issued in connection with qualified plans, the following purchase payment methods are allowed:
• Lump-sum;
• Periodic payments; or
•	Transfer or rollover as permitted by the Tax Code. Currently, the contracts do not allow rollovers from 401(a),
401(k) or 403(b) plans or from an IRA into contracts used with 457(b) plans.

For nonqualified contracts, the following purchase payment methods are allowed:
• Lump-sum;
• Periodic payments; or
• Transfer under Tax Code section 1035.

Under the Transfer Series contract, the minimum subsequent purchase payment
may not be less than $5,000. The minimum and subsequent purchase payments	Valuation Date:
under a Flex Series contract may not be less than $200 annually. The minimum
payment to Fixed Account C is $5,000. We reserve the right to reject any	Any day that the New York
purchase payment to an existing account if the purchase payment, together with	Stock Exchange (“NYSE”) is
the account value at the next valuation date, exceeds $1,000,000. Any purchase	open for trading.
payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

We may also refuse to accept certain forms of premium payments (traveler’s checks, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Acceptance or Rejection of Your Application. The following information was applicable when the contracts in this prospectus were available for sale. Within two business days of receipt we either accepted or rejected your application. If the application was incomplete, we held any forms and accompanying purchase payment(s) for five business days. We held purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application was rejected, we notified you of the reason(s), returned the application and refunded any purchase payments.

PR0.100209-11 16

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages, and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - The contracts described in this prospectus are long-term investments and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grow with the amount of time funds are left in a contract. You should not participate in these contracts if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under these contracts may fluctuate with the markets and interest rates. You should not participate in these contracts in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with these contracts may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under these contracts. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in these contracts that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your sales representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Administrative Service Center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. For 403(b), 457 or nonqualified contracts, unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid.

If your state requires we refund all purchase payments made, we will allocate the initial allocate the initial purchase payment to the Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within the right to cancel period, we will refund all purchase payments made. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

For all IRA and Roth IRA contracts, regardless of the state of issue, we will allocate the initial purchase payment to the Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period plus five calendar days. If you cancel your contract within the right to cancel period we will refund all purchase payments made or the contract value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

PR0.100209-11 17

	FEES

Types of Fees	The following repeats and adds to information provided in the “Fee Table”
	section. Please review both sections for information on fees.
The following types of fees
or deductions may affect	MAXIMUM TRANSACTION FEES
your account:

MAXIMUM TRANSACTION	Early Withdrawal Charge
FEES	Withdrawals of all or a portion of your account value may be subject to a
	charge.
• Early Withdrawal
Charge	Amount. A percentage of the purchase payments (for Transfer Series
• Transfer Charge	contracts) or account value (for Flex Series contracts) that you withdraw. The
• Redemption Fees	percentage will be determined by the early withdrawal charge schedule that
	applies to your account.
PERIODIC FEES AND
CHARGES	Transfer Series Contracts
	Account Year of Withdrawal	Early
• Annual Maintenance Fee	Minus Account Year of	Withdrawal Charge (as
• Mortality and Expense	Purchase Payment	Percentage of Purchase Payments)
Risk Charges	Less than 1	6.0%
• Administrative Expense	1 or more but less than 2	6.0%
Charge	2 or more but less than 3	5.0%
	3 or more but less than 4	5.0%
REDUCTION OR	4 or more but less than 5	4.0%
ELIMINATION OF	5 or more but less than 6	2.0%
CERTAIN FEES	6 or more	0.0%

FUND FEES AND	Flex Series Contracts
EXPENSES		Early
		Withdrawal Charge (as
PREMIUM AND OTHER	Account Year of Withdrawal	Percentage of Account Value)
TAXES	1	8%
	2	8%
Account Year/Account	3	8%
Anniversary: A period of	4	7%
12 months measured from	5	6%
the date we established your	6	5%
account and each anniversary	7	4%
of this date. Account	8	3%
anniversaries are measured	9	2%
from this date.	10	1%
	11 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges and the administrative charge, to make up the difference.

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

PR0.100209-11	18

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series contract before the eleventh completed account year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the account value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your account value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:
• 10% of the account value less any outstanding loan balance; or
• For Transfer Series contracts, the purchase payments remaining which are no longer subject to an early withdrawal charge; and for Flex Series contracts, the account value no longer subject to an early withdrawal charge.

If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:
A = Account value on the date of the first withdrawal in the 12-month period;
B = Account value on the date of the withdrawal request;
C = Outstanding loan balance on the date of the withdrawal request; and
D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:
• Used to provide income phase payments to you;
• Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase; or
• Paid upon termination of your account by us. See “OTHER TOPICS - Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts.
You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:
• Applied to a contract offered by another approved provider under your plan;
• Withdrawn due to separation from service from your employer; or
• Withdrawn due to a hardship as defined by the Tax Code.

PR0.100209-11 19

We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts. For such purchasers, the early withdrawal charge on
Flex Series contracts is reduced to 5% in each of the first five account years. The early withdrawal charge on
Transfer Series contracts is reduced to 5% in each of the first two account years following receipt of a purchase payment.

Partial Withdrawal Processing Fee. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2% of the amount withdrawn or $25.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and automatic reallocation program. We may also limit the number of transfers.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PERIODIC FEES AND CHARGES

Annual Maintenance Fee

Maximum Amount. $30.

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. However, we reserve the right to reinstate the fee on contracts qualifying for any waiver.

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts.

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

PR0.100209-11	20

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract. Namely:
• Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
• The size and type of group to whom the contract is offered;
• The type and frequency of administrative and sales services provided;
• The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
• Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. The reduction or elimination of any of these fees will not unfairly discriminate against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

PR0.100209-11 21

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The types of revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The
Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from the fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	Franklin® Templeton® Investments
•	American FundsSM	•	Neuberger Berman Management, Inc.
•	Allianz Funds	•	Pioneer Investments
•	Columbia Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2010, the affiliated funds would be first on the list.

PR0.100209-11	22

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“CONTRACT DISTRIBUTION.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “TAX
CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:
• The current dollar value of amounts invested in the subaccounts; plus
• The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value or “AUV”. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge, if any. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

PR0.100209-11 23

Valuation. We determine the AUV on each valuation date after the close of the NYSE (normally at 4:00 p.m.
Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•			The net assets of the fund held by the subaccount as of the current valuation; minus
•			The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•			Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•			The total value of the subaccount’s units at the preceding valuation; minus
•			A daily deduction for the mortality and expense risk charges, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $15,000 and you direct us to invest $10,000 in Fund A and $5,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for
Subaccount A and $20 for Subaccount B. Your account is credited with 1,000 accumulation units of Subaccount A and 250 accumulation units of Subaccount B.

$15,000 Purchase Payment
Step 1 ¯			Step 1: You make an initial purchase payment of $15,000.
ReliaStar Life Insurance Company
Step 2 ¯			Step 2:
Separate Account N			• You direct us to invest $10,000 in Fund A. The
purchase payment purchases 1,000 accumulation units
of Subaccount A ($10,000 divided by the current $10
Subaccount A	Subaccount B		AUV); and
1,000	250	Etc.	• You direct us to invest $5,000 in Fund B. The purchase
accumulation	accumulation		payment purchases 250 accumulation units of
units	units		Subaccount B ($5,000 divided by the current $20
AUV).
¯ Step 3	¯
Step 3: The separate account purchases shares of the
Mutual Fund	Mutual Fund		applicable funds at the then current market value (net asset
A	B		value or NAV).

Each fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

PR0.100209-11			24

WITHDRAWALS

Subject to any applicable retirement plan or Tax Code restrictions (see		Taxes, Fees and Deductions
“Withdrawal Restrictions” below), you may withdraw all or a portion of your
withdrawal value at any time during the accumulation phase. No withdrawals		Amounts withdrawn may be
are permitted from Fixed Account C. Contracts issued in connection with		subject to one or more of the
qualified retirement plans (other than IRAs or Roth IRAs) generally require		following:
that the plan sponsor or its delegate certify that you are eligible for the		• Early Withdrawal Charge
distribution.		(see “FEES - Early
Withdrawal Charge”)
Steps for Making A Withdrawal. You must select the withdrawal amount:		• Annual Maintenance Fee
•	Full Withdrawals: You will receive your withdrawal value, reduced by any	(see “FEES - Annual
	applicable tax, redemption fees and maintenance fees; or	Maintenance Fee”)
•	Partial Withdrawals: You may request withdrawal of either:	• Partial Withdrawal
	> A gross amount, in which case the applicable early withdrawal charge,	Processing Fee (see “FEES
	redemption fees and taxes will be deducted from the gross amounts	- Partial Withdrawal
	requested; or	Processing Fee”)
	> A specific amount after deduction of the applicable early withdrawal	• Redemption Fees (see
	charge, redemption fees and taxes.	“FEES - Redemption
Fees”)
Requests for partial withdrawals are subject to the following conditions:		• Tax Penalty (see “TAX
•	The minimum amount of any partial withdrawal must be $1,000;	CONSIDERATIONS”)
•	The account value may not fall below the greater of $1,000 or any	• Tax Withholding (see
	outstanding loan balance divided by 85%;	“TAX
•	We may charge a partial withdrawal processing fee of $25 or, if less, 2% of	CONSIDERATIONS”)
the amount partially surrendered;
•	Unless otherwise agreed to by us, we will withdraw dollars in the same	To determine which may apply
	proportion as the values you hold in the investment options in which you	to you, refer to the appropriate
	have an account value; and	sections of this prospectus,
•	You must properly complete a disbursement form and deliver it to our	contact your registered
	Administrative Service Center.	representative or call us at the
number listed in “Contract
Withdrawal Restrictions. Some plans may have other limits on withdrawals,		Overview - Questions:
other than or in addition to those listed below:		Contacting the Company.”
•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under
	403(b) contracts prior to your death, disability, attainment of age 59½,	Withdrawal Value: Your
	severance from employment or financial hardship of the following:	account value less any
	> Salary reduction contributions made after December 31, 1988; and	outstanding loan balance and
	> Earnings on those contributions and earnings on amounts held before	any applicable early
	1989 and credited after December 31, 1988. Income attributable to	withdrawal charge.
salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.
•	Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS - Distributions – Eligibility – 403(b)
Plans”;
•	Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law; and
•	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

PR0.100209-11	25

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

LOANS

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor. Loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs or 457 contracts.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request. Processing of loan repayments
(including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than
$5,000, for example). In addition, we may require information as to why a particular form of payment was used
(third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in the “Contract Overview - Questions: Contacting the Company”
section for further information.

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% (for example, a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3%.

SYSTEMATIC WITHDRAWALS

Features of a Systematic	A systematic withdrawal is a series of automatic partial withdrawals from your
Withdrawal	account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the account value on a monthly,
A systematic withdrawal	quarterly, semiannual or annual basis. The amount of each systematic
allows you to receive regular	withdrawal must be at least $100.
payments from your contract
without moving into the	Systematic Withdrawal Availability. We reserve the right to modify or
income phase. By remaining	discontinue offering systematic withdrawals. However, any such modification
in the accumulation phase	or discontinuation will not affect any systematic withdrawals already in effect.
you retain certain rights and	We may add additional systematic withdrawal options from time to time.
investment flexibility not	Requesting a Systematic Withdrawal. To request systematic withdrawals and
available during the income	to assess terms and conditions that may apply, contact your sales representative
phase. Because the account	at the number listed in “Contract Overview - Questions: Contacting the
remains in the accumulation	Company.”
phase, all accumulation
phase charges continue to	Terminating Systematic Withdrawals. You may discontinue systematic
apply.	withdrawals at any time by submitting a written request to our Administrative
Service Center.

PR0.100209-11	26

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “TAX CONSIDERATIONS.”

DEATH BENEFIT

During the Accumulation Phase	This section provides
information about the death
When is a Death Benefit Payable? During the accumulation phase a death	benefit during the
benefit is payable when the contract holder or, in certain circumstances, the	accumulation phase. For death
annuitant dies.	benefit information applicable
to the income phase, see
Who Receives Death Benefit Proceeds? If you would like certain individuals	“THE INCOME PHASE.”
or entities to receive the death benefit when it becomes payable, you may
name them as your beneficiaries and/or contingent beneficiaries. Unless you	Terms to Understand:
have instructed us otherwise, if more than one beneficiary has been named, the	Account Year/Account
payment will be paid in equal shares. If you die and no beneficiary or	Anniversary: A period of 12
contingent beneficiary exists or if the beneficiary or contingent beneficiary is	months measured from the
not living on the date payment is due, the death benefit will be paid in a lump	date we established your
sum to your estate.	account and each anniversary
of this date. Account
Designating Your Beneficiary. You may designate a beneficiary on your	anniversaries are measured
application and may change the designated beneficiary at any time before	from this date;
income phase payments begin by sending us a written request. Upon our	Annuitant(s): The person(s)
receipt of your written request in good order (see “Contract Overview -	on whose life (lives) or life
Questions: Contacting the Company”), we will process the change effective	expectancy(ies) the income
the date it was signed. Any change in beneficiary will not affect any payments	phase payments are based;
made or affect any actions taken by us before the request was received. We are	Beneficiary(ies): The
not responsible for the validity of any beneficiary change.	person(s) or entity(ies)
entitled to receive death
Death Benefit Amount. We will calculate the value of any death benefit at	benefit proceeds under the
the next valuation after we receive proof of death and a request for payment.	contract;
Such value will be reduced by any payments made after the date of death. The	Claim Date: The date proof
amount payable will be determined as follows:	of death and the beneficiary’s
right to receive the death
• If the annuitant dies before the first day of the month after your 80th	benefit are received in good
birthday, the death benefit will be the greatest of:	order at our Administrative
> The account value on the claim date less any outstanding loan balance;	Service Center. Please contact
> The sum of all purchase payments, adjusted for any amounts deducted	our Administrative Service
from your account (including withdrawals, payments made under an	Center to learn what
income phase payment plan, loans and fees and expenses); or	information is required for a
> The account value on the sixth account anniversary immediately	request for payment of the
preceding your death (for example, the account value on the latest of the	death benefit to be in good
6th , 12th , 18th , etc. account anniversary) adjusted for purchase payments	order; and
made and for amounts deducted (including withdrawals, payments	Contingent Beneficiary:
made under an income phase payment plan, loans and fees and	The person(s) or entity(ies)
expenses) since that anniversary.	designated to receive death
• If the annuitant dies after the first day of the month after his or her 80th	benefit proceeds under the
birthday, the death benefit will be the account value less any outstanding	contract if no beneficiary is
loan balance.	alive when the death benefit is
• If the contract holder dies, the death benefit will equal the account value	due.
less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the claim date.

PR0.100209-11 27

Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:
•	Receive a lump-sum payment equal to all or a portion of the account value;
•	Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

Until a death benefit payment request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “TAX CONSIDERATIONS
– Distributions - General.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the
Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview - Questions: Contacting the Company” section of this prospectus.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“TAX CONSIDERATIONS.”

THE INCOME PHASE

We may have used the	During the income phase you stop contributing dollars to your account and start
following terms in prior	receiving payments from your accumulated account value.
prospectuses:
• Annuity Provisions-	Initiating Payments. To start receiving income phase payments, you must notify us
Income Phase;	in writing of all of the following:
• Annuity Payout	• Payment start date;
Selection-Income	• Income phase payment option (see the income phase payment options table in
Phase Payment	this section); and
Option; and	• Choice of fixed, variable or a combination of both fixed and variable payments.
• Annuity Payout-	Your account will continue in the accumulation phase until you properly initiate
Income Phase	income phase payments. If you have not selected an income phase payment option
Payment	before the payment start date, we will apply the fixed account values to provide fixed
Also, income phase	annuity payments and the subaccount values to provide variable annuity payments,
payments are sometimes	both in the form of a Life Income with Payments Guaranteed for ten years (120
referred to as “annuity	months), to be automatically effective. You may change the income phase payment
payments.”	option by notifying us in writing before the payment start date. Once an income phase payment option is selected it may not be changed.

PR0.100209-11	28

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

The funds available for investment in the Separate Account during the income phase may be different than those available for investment during the payout phase. For information about the funds available during the payout phase, please contact our Administrative Service Center.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available during the income phase may be limited and may not include all subaccounts available during the accumulation phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase.
Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, or for qualified contracts, if you do not elect a minimum distribution payment method, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:
• The life of the annuitant;
• The joint lives of the annuitant and beneficiary;
• A guaranteed period greater than the annuitant’s life expectancy; or
• A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “TAX CONSIDERATIONS” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

PR0.100209-11 29

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview - Questions: Contacting the Company” section of this prospectus.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “TAX CONSIDERATIONS” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
•	Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and
•	Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for 10
Life Income with	years (120 months).
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed for
10 Years*	all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one
Life Income-Two	payment will be made if both annuitants die before the second payment’s due date.
Lives

Death Benefit - None: All payments end upon the death of both annuitants.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PR0.100209-11	30

CONTRACT DISTRIBUTION

General. The Company’s affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection
Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut
06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreement with ING Financial Advisers, Inc. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0% to a maximum of 6.5% of payments to a contract. Asset-based compensation of up to 1% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total premium payments. These other promotional incentives or payments may not be offered to all distributors and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PR0.100209-11	31

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	Woodbury Financial Services, Inc.
•	Lincoln Investment Planning, Inc.	•	Raymond James Financial Services, Inc.
•	PlanMember Securities Corporation	•	AXA Advisors, LLC
•	LPL Financial Corporation	•	Wells Fargo Advisors, LLC
•	GLP Investment Services, LLC	•	Ameritas Investment Corp.
•	Great American Advisors, Inc.	•	SagePoint Financial, Inc.
•	Veritrust® Financial, L.L.C.	•	T. S. Phillips Investments, Inc.
•	Royal Alliance Associates, Inc.	•	Transamerica Financial Advisors, Inc.
•	Legend Equities Corporation	•	Sammons Securities Company, LLC
•	Securities America, Inc.	•	Princor Financial Services Corporation
•	GWN Securities, Inc.	•	Financial Network Investment Corporation
•	CUSO Financial Services, L.P.	•	Raymond James and Associates, Inc.
•	National Planning Corporation

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be seventh on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

PR0.100209-11		32

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:
•	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

TAX CONSIDERATIONS

Introduction	In this Section

The contract described in this prospectus is designed to be treated as	Introduction
annuities for U.S. federal income tax purposes. This section discusses our
understanding of current federal income tax laws affecting the contracts.	Taxation of Nonqualified
The U.S. federal income tax treatment of the contracts is complex and	Contracts
sometimes uncertain. You should keep the following in mind when reading
this section:	Taxation of Qualified
• Your tax position (or the tax position of the designated beneficiary, as	Contracts
applicable) may influence the federal taxation of amounts held or paid
out under the contracts;	Tax Consequences of
• Tax laws change. It is possible that a change in the future could affect	Enhanced Death Benefits
contracts issued in the past, including the contracts described in this
prospectus;	Possible Changes in Taxation
• This section addresses some, but not all, applicable federal income tax
rules and does not discuss federal estate and gift tax implications, state	Taxation of the Company
and local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court	When consulting a qualified tax
would not sustain, a position contrary to any of those set forth below.	adviser, be certain that he or she
has expertise in the Tax Code
sections applicable to your tax
concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts are not related to retirement plans that receive special income tax treatment under the Tax Code. Rather, they are purchased with after tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections
401,403(b), 408, 408A or 457of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PR0.100209-11 33

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

General. Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
• Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;
• Investor Control. Although earnings under nonqualified contracts are generally not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;
• Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
• Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and
• Delayed Income Phase Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur)
at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

PR0.100209-11 34

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:
• Made on or after the taxpayer reaches age 59½;
• Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
• Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
• Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
• The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract;” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Pending issuance of clarifying guidance, the application of this law change is unclear. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows:
• If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or
• If distributed under a payment option, they are taxed in the same way as annuity payments.

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Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:
• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed by August 31, 2015. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity:
• Which is purchased with a single premium;
• With annuity payments starting within one year from the date of purchase; and
• Which provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.”

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Qualified Contracts

Eligible Retirement Plans and Programs. The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”);
• Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA; and
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b)
(eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b)
plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.
Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply.
If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

PR0.100209-11 37

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2011).
Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

PR0.100209-11 38

Purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or
$16,500 (as indexed fo r 2011). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) plans. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a) , 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
• The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the
Tax Code; or
• You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

PR0.100209-11 39

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth IRA. A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A
“qualified distribution” from a Roth IRA account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PR0.100209-11	40

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your:
• Retirement;
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship; or
• In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship; or
• Met other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:
• The calendar year you attain age 70½;
• When you experience a severance from employment; or
• When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

PR0.100209-11 41

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a) (9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rules for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner's surviving spouse, the spousal beneficiary may elect to treat the contract as his or own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a) , 401(k), 403(b) and 457(b) Plans. Generally, distributions from these plans are subject to a mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

PR0.100209-11 42

IRAs and Roth IRAs. Generally, you or, if applicable, a designed beneficiary may elect not to have a tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

401(a), 401(k), 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
• The Company as collateral for a loan.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such contracts to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Tax Consequences of Enhanced Death Benefits

The contract offers an optional endorsement that provides a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income to contract holders and could affect the amount of required minimum distributions. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract holders and could affect the amount of required minimum distributions. Additionally, because certain charges may be imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

PR0.100209-11 43

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, a website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

PR0.100209-11 44

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:
• The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract holders on a basis to be determined by the
Company;
• The Company may, in its sole discretion, eliminate one or more subaccounts or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant;
• If the shares of a fund are no longer available for investment or if in the Company’s judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company;
• The Company may restrict or eliminate any voting privileges of contract holders or other persons who have voting privileges as to the separate account;
• The Company may make any changes required by the 1940 Act; and
• In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company’s reservation of rights is expressly subject to the following when required:
• Applicable federal and state laws and regulations;
• Notice to contract holders; and
• Approval of the SEC and/or state insurance authorities.

PR0.100209-11 45

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
• On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder or the exchange of a contract may result in certain tax consequences to the contract holder that are not discussed herein. A contract holder contemplating any such transfer, assignment or exchange of a contract should contact a qualified tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:
• The entire account value is withdrawn on or before income phase payments begin; or
• The outstanding loan balance equals or exceeds the account value.

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately;
however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview - Questions:
Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-
annual reports or if you would like to receive one copy for each contract in all future mailings.

PR0.100209-11 46

	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

	The SAI contains more specific information on the separate account and the contract, as well as the financial
	statements of the separate account and the Company. The following is a list of the contents of the SAI:
	•	General Information and History			2
	•	Separate Account N			2
	•	Offering and Purchase of Contracts			2
	•	Income Phase Payments			3
	•	Sales Material and Advertising			4
	•	Experts			4
	•	Financial Statements of Separate Account N		S	-1
	•	Financial Statements - Statutory Basis of ReliaStar Life Insurance Company		C	-1

	You may request an SAI by calling our Administrative Service Center at the number listed in “Contract Overview
	- Questions: Contacting the Company” or by returning this request to our Administrative Service Center at the
	address listed in “Contract Overview - Questions: Contacting the Company.”

	Please tear off, complete and return the form below to order a free Statement of Additional Information for the
	contract offered under the prospectus.

-	-------------------------------------------------------------------------------------------------------------------------------------------

	Your name

	Address

	City		State		Zip

	Please send me a copy of the Separate Account N ING AdvantageSM Statement of Additional Information (Form No.
	SAI.100209-11).

-	-------------------------------------------------------------------------------------------------------------------------------------------

	PR0.100209-11		47

(This Page Intentionally Left Blank)

APPENDIX I

THE FIXED ACCOUNTS

General Disclosure

•	Fixed Account A, Fixed Account B and Fixed Account C (collectively, the “fixed accounts”) are investment options available during the accumulation phase.
•	Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
•	All or a portion of your purchase payments may be allocated to the fixed accounts.
•	Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
•	The fixed accounts have not been registered as investment companies under the 1940 Act.
•	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
•	Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
•	Additional information about the fixed accounts may be found in the contracts.

Interest Rates

•	The fixed accounts have an interest rate that is set periodically by the Company. The minimum guaranteed interest rate is set forth in the contract. Guaranteed interest rates will never be less than the minimum rate specified in the contract. We may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received, and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.
•	There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.
•	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:
•	Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).
•	Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
•	Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred). Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

PR0.100209-11	48

Transfers of amounts in Fixed Account C are subject to the following conditions:
• Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (“reallocation date”). You may instruct us on which day you want the transfer to occur.
• If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account
C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.
• You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
• If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated according to your instructions.
• Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-
discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.
Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed.
Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from
Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “TRANSFERS AMOUNG INVESTMENT
OPTIONS - The Dollar Cost Averaging Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Withdrawals will be made on a last-in, first-out basis (for example, the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “LOANS.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to earn a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “FEE TABLE” and “FEES.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum annual rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PR0.100209-11 49

APPENDIX II

FUND DESCRIPTIONS

List of Fund Names

Current Fund Name	Former Fund Name
ING Invesco Van Kampen Comstock Portfolio	ING Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Van Kampen Comstock Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Van Kampen Growth and Income Portfolio

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “Contract Overview - Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference
Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
American Funds – Growth Fund	Seeks growth of capital by investing
primarily in U.S. common stocks.
Investment Adviser: Capital Research and Management
CompanySM

American Funds – Growth-Income Fund	Seeks capital growth over time and income
by investing primarily in U.S. common
Investment Adviser: Capital Research and Management	stocks or other securities that demonstrate the
CompanySM	potential for appreciation and/or dividends.

American Funds – International Fund	Seeks growth of capital over time by
investing primarily in common stocks of
Investment Adviser: Capital Research and Management	companies located outside the United States.
CompanySM

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR.

PR0.100209-11	50

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research	achieve a yield which exceeds the composite
Company (“FMR”)	yield on the securities comprising the S&P
500® Index.
Subadvisers: FMR Co., Inc. and other affiliates of FMR.

Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to
the total return of common stocks publicly
Investment Adviser: Fidelity Management & Research	traded in the United States, as represented by
Company (“FMR”)	the S&P 500® Index.

Subadvisers: Geode Capital Management, LLC and FMR
Co., Inc.

Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: Fidelity Investments Money Management, Inc.
and other affiliates of FMR.

Fidelity® VIP Money Market Portfolio	Seeks as high a level of current income as is
consistent with preservation of capital and
Investment Adviser: Fidelity Management & Research	liquidity.
Company

Subadvisers: Fidelity Investments Money Management, Inc.
and other affiliates of FMR.

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund
normally invests at least 80% of its net assets
Investment Adviser: Franklin Advisory Services, LLC	in investments of small capitalization
companies.

ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management, Inc.

ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Artio Global Management, LLC

ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

PR0.100209-11 51

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities		Seeks long-term capital appreciation.
Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: ING Clarion Real Estate Securities LLC
ING Davis New York Venture Portfolio		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Davis Selected Advisers, L.P.
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company
*FMRSM is a service mark of Fidelity Management & Research
Company.
ING Global Resources Portfolio		A non-diversified portfolio that seeks long-
term capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: Directed Services LLC		common stocks and securities convertible
into common stocks. It is anticipated that
Subadviser: ING Investment Management Co.		capital appreciation and investment income
will both be major factors in achieving total
return.
ING Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500® Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.
Subadviser: ING Investment Management Co.

PR0.100209-11	52

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard & Poor’s
Investment Adviser: ING Investments, LLC		MidCap 400 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co.

ING Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard & Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co.

ING Intermediate Bond Portfolio		Seeks to maximize total return consistent
with reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt
Subadviser: ING Investment Management Co.		securities. It is anticipated that capital
appreciation and investment income will both
be major factors in achieving total return.

ING International Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		of a widely accepted international index.

Subadviser: ING Investment Management Co.

ING International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Invesco Van Kampen Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Growth and Income Portfolio		Seeks long-term growth of capital and
income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.

PR0.100209-11	53

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.

ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Limited Maturity Bond Portfolio		Seeks highest current income consistent with
low risk to principal and liquidity and
Investment Adviser: Directed Services LLC		secondarily, seeks to enhance its total return
through capital appreciation when market
Subadviser: ING Investment Management Co.		factors, such as falling interest rates and
rising bond prices, indicate that capital
appreciation may be available without
significant risk to principal.

ING Liquid Assets Portfolio		Seeks high level of current income consistent
with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC

ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity
Investment Adviser: Directed Services LLC		securities) consistent with the prudent
employment of capital. Secondarily seeks
Subadviser: Massachusetts Financial Services Company		reasonable opportunity for growth of capital
and income.

PR0.100209-11	54

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Oppenheimer Global Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.
Subadviser: Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio		Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio		Seeks to maximize total return through
income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return of the
Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		of the Russell Top 200® Index.
Subadviser: ING Investment Management Co.
ING RussellTM Mid Cap Growth Index Portfolio		A non diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return of the
Russell Midcap® Growth Index.
Subadviser: ING Investment Management Co.

PR0.100209-11	55

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Investment Committee

ING Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PR0.100209-11	56

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.
Subadviser: ING Investment Management Co.
ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).
Subadviser: ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: ING Investments, LLC		preservation of capital and prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

PR0.100209-11	57

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future
income.
Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management (Americas) Inc.

ING U.S. Stock Index Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

Lord Abbett Series Fund – Mid-Cap Value Portfolio	Seeks capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC	which are believed to be undervalued in the
marketplace.

Neuberger Berman AMT Socially Responsive Portfolio®	Seeks long-term growth of capital by
investing primarily in securities of companies
Investment Adviser: Neuberger Berman Management Inc.	that meet the Fund’s financial criteria and
social policy.
Subadviser: Neuberger Berman LLC

PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.

Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PR0.100209-11 58

APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010 the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2010 are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.87	$5.72	$10.36	$10.02
Value at end of period	$9.21	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	905,563	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.77	$6.01	$9.80	$10.15
Value at end of period	$8.54	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	676,481	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.75	$6.20	$10.87	$9.99
Value at end of period	$9.25	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	678,993	535,847	343,909	163,636
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595	$21.7958
Value at end of period	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595
Number of accumulation units outstanding at end of period	2,257,366	2,475,885	2,592,576	2,940,749	3,421,204	3,608,230	3,603,532	3,473,244	3,239,790	3,526,209
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426	$18.8258
Value at end of period	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426
Number of accumulation units outstanding at end of period	1,514,892	1,693,030	1,798,746	2,150,244	2,564,189	3,055,591	3,309,785	3,212,895	2,751,230	2,446,660
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549	$22.5627
Value at end of period	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549
Number of accumulation units outstanding at end of period	3,358,392	3,659,045	3,875,153	4,462,892	5,170,714	5,734,832	6,284,312	6,480,374	6,274,396	6,125,723
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878	$10.7415
Value at end of period	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878
Number of accumulation units outstanding at end of period	972,798	1,029,633	1,125,040	1,348,755	1,602,378	1,791,726	1,902,345	1,946,453	2,004,503	1,202,541
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567	$12.3196
Value at end of period	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567
Number of accumulation units outstanding at end of period	693,988	816,911	986,027	867,300	889,566	1,016,753	1,120,186	1,566,100	4,122,075	2,258,455
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.25	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	219,143	202,990	162,970	137,667	98,655	23,199

CFI 1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Value at end of period	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Number of accumulation units outstanding at end of period	88,926	86,370	74,979	69,967	87,319	86,051	66,036	17,928	129
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67	$9.74
Value at end of period	$13.49	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	330,723	361,078	400,452	462,365	497,461	248,784	168,617
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.01	$8.52	$12.01	$11.54	$10.64	$10.63
Value at end of period	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	64,399	71,405	83,618	111,617	137,182	3,005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Value at end of period	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Number of accumulation units outstanding at end of period	190,330	189,950	158,468	152,699	145,532	1,110,338	51,186	25,188	128
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.58	$5.88	$9.77	$10.03
Value at end of period	$8.49	$7.58	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,517,309	1,622,431	1,669,632	1,863,605
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69	$9.85
Value at end of period	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69
Number of accumulation units outstanding at end of period	100,408	90,829	43,347	24,876	17,294	6,906	8,272
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.72	$6.61	$9.62
Value at end of period	$10.00	$8.72	$6.61
Number of accumulation units outstanding at end of period	393,259	377,442	343,560
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.02	$7.70	$12.82	$12.45	$11.05	$10.95
Value at end of period	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	109,588	92,704	57,485	46,623	33,120	3,065
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.34	$8.99	$14.98	$13.27	$12.03	$11.07
Value at end of period	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03
Number of accumulation units outstanding at end of period	132,960	109,789	89,661	76,145	52,422	2,689
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.22	$8.28	$14.23	$10.25
Value at end of period	$13.46	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	677,806	687,784	651,713	659,309

CFI 2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.17	$7.92	$12.87	$12.16
Value at end of period	$11.44	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	193,066	156,587	133,553	163,541
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32	$9.97
Value at end of period	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32
Number of accumulation units outstanding at end of period	202,833	232,995	269,664	265,739	296,022	130,910	84,437	24,260
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01	$9.88
Value at end of period	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01
Number of accumulation units outstanding at end of period	369,152	409,527	405,989	489,583	585,359	494,201	163,203	38,815
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30	$9.77
Value at end of period	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30
Number of accumulation units outstanding at end of period	223,528	234,101	237,587	335,385	441,518	359,202	112,992	20,350
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.80	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	219,268	210,122	214,110	131,885	73,223	2,362
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.83	$10.00
Value at end of period	$11.50	$10.83
Number of accumulation units outstanding at end of period	4,507	3,975
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432	$17.5017
Value at end of period	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432
Number of accumulation units outstanding at end of period	619,934	714,966	763,016	913,831	1,080,508	1,315,804	1,365,791	1,088,497	840,626	1,008,480
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.35	$12.03	$25.03	$18.33	$13.69	$10.05
Value at end of period	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	460,503	410,651	309,786	373,958	283,868	127,852
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88	$9.97
Value at end of period	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88
Number of accumulation units outstanding at end of period	307,214	328,467	300,528	326,079	317,559	312,966	176,531	47,245
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.22	$8.93	$12.87	$13.26	$11.50	$10.25
Value at end of period	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,588,670	1,786,754	1,955,018	2,329,522	2,879,062	6,712

CFI 3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.84	$7.54	$12.58	$12.97	$11.93	$11.35
Value at end of period	$12.08	$9.84	$7.54	$12.58	$12.97	$11.93
Number of accumulation units outstanding at end of period	1,362,600	1,488,402	1,603,091	1,820,240	2,194,873	779
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.13	$10.53	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	668,504	731,503	780,239	817,806	977,628	5,825
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.92	$11.02	$10.88	$10.49	$10.13	$10.01
Value at end of period	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	139,602	147,841	141,714	140,303	11,399	142,410
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.17	$6.96	$11.09	$10.78	$9.71
Value at end of period	$9.46	$8.17	$6.96	$11.09	$10.78
Number of accumulation units outstanding at end of period	72,103	78,809	70,009	61,711	11,156
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.22	$6.45	$10.06
Value at end of period	$9.73	$8.22	$6.45
Number of accumulation units outstanding at end of period	$76,987	78,517	75,660
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.35	$9.08	$18.17	$15.24	$12.44	$10.08
Value at end of period	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	1,231,740	1,371,628	1,439,000	1,674,860	1,983,457	12,685
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28	$10.50
Value at end of period	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	239,973	224,140	191,113	287,661	384,646	468,412	270,367	35,106
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386	$8.9785
Value at end of period	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386
Number of accumulation units outstanding at end of period	2,693,044	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838	5,981,476	285,276	235,936	224,016
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18	$9.55
Value at end of period	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18
Number of accumulation units outstanding at end of period	2,160,953	2,368,360	2,476,984	2,819,614	3,211,990	3,170,562	43,488	20,002
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37	$10.06
Value at end of period	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37
Number of accumulation units outstanding at end of period	876,361	675,330	486,974	284,629	314,916	289,177	129,090	64,909

CFI 4

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.06	$6.35	$9.22	$9.95
Value at end of period	$8.31	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	215,380	208,200	199,359	231,438
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.32	$8.43	$13.10	$12.64	$10.98	$10.72
Value at end of period	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	23,968	19,694	16,081	9,115	4,539	17
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.68	$7.70	$11.06	$10.56	$10.04
Value at end of period	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	406,651	533,661	414,117	78,010	19,571
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22	$8.28	$12.56	$12.07	$10.90	$10.07
Value at end of period	$11.89	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	38,291	28,592	16,071	10,229	5,247	4,589
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.74	$10.11
Value at end of period	$13.06	$11.74
Number of accumulation units outstanding at end of period	3,048,629	3,365,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.75	$10.00
Value at end of period	$13.00	$11.75
Number of accumulation units outstanding at end of period	637,551	727,251
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.45	$10.02
Value at end of period	$14.21	$11.45
Number of accumulation units outstanding at end of period	58,055	47,263
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319	$36.4083
Value at end of period	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319
Number of accumulation units outstanding at end of period	513,352	551,678	587,177	674,104	791,379	926,946	1,080,775	1,213,477	1,496,658	1,566,266
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.83	$7.30	$10.10	$10.04
Value at end of period	$9.71	$8.83	$7.30	$10.10
Number of accumulation units outstanding at end of period	257,335	172,052	68,575	1,949
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.75	$6.04	$10.16	$10.04
Value at end of period	$8.83	$7.75	$6.04	$10.16
Number of accumulation units outstanding at end of period	128,047	70,330	19,295	149

CFI 5

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23	$9.84
Value at end of period	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23
Number of accumulation units outstanding at end of period	284,524	308,081	185,764	116,489	63,297	32,695	46,527	20,296
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21	$9.70
Value at end of period	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21
Number of accumulation units outstanding at end of period	382,126	343,272	215,623	153,793	85,076	51,527	14,629	2,250
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76	$9.52
Value at end of period	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76
Number of accumulation units outstanding at end of period	603,890	521,133	310,842	200,615	124,545	94,672	66,100	13,323
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.04	$9.16	$12.82	$12.45	$11.01	$10.12
Value at end of period	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	1,137,940	1,062,551	886,173	770,274	533,084	198,482
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.82	$7.49	$13.36	$11.95	$11.11	$9.51
Value at end of period	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	3,557,873	3,947,134	4,140,802	4,684,740	5,458,320	3,048,458
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.17	$10.69	$16.85	$16.58	$14.12	$13.78	$12.16	$10.13
Value at end of period	$14.93	$13.17	$10.69	$16.85	$16.58	$14.12	$13.78	$12.16
Number of accumulation units outstanding at end of period	33,081	23,722	293,169	301,735	320,419	311,284	234,549	45,174
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.00	$9.97
Value at end of period	$13.63	$12.00
Number of accumulation units outstanding at end of period	370,255	362,500
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77	$9.45
Value at end of period	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77
Number of accumulation units outstanding at end of period	243,982	226,507	198,594	205,607	194,623	171,611	110,800	41,737
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.14	$6.24	$10.14
Value at end of period	$8.73	$8.14	$6.24
Number of accumulation units outstanding at end of period	145,120	104,876	62,230
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.54	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	47,542	40,712	22,948	16,018	20,317	2,320

CFI 6

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.77	$7.52	$12.66	$12.69	$11.24	$10.34
Value at end of period	$10.93	$9.77	$7.52	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	283,549	312,236	340,355	388,904	454,545	1,561
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Value at end of period	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Number of accumulation units outstanding at end of period	324,999	328,622	302,362	308,362	332,436	291,793	145,290	34,667	128
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.29	$9.33	$12.35	$12.10	$10.89	$10.16
Value at end of period	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	780,350	866,028	928,685	1,088,177	1,316,257	28,744
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.52	$8.60	$12.87	$12.73	$11.13	$10.19
Value at end of period	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	829,553	894,368	947,989	1,260,077	1,647,437	12,931
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.94	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	128,010	128,416	107,582	108,204	97,995	41,121
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
Value at beginning of period	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004	$11.0445
Value at end of period	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004
Number of accumulation units outstanding at end of period	221,111	234,267	215,343	236,346	221,220	236,178	222,168	189,928	139,420	85,042
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.18
Value at end of period	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	575,708	473,667	396,287	162,380	142,143	169,681	71,540
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$9.73
Value at end of period	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	130,563	135,789	93,394	112,266	118,101	91,765	181,000
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.88
Value at end of period	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	253,964	244,383	215,615	231,178	180,124	108,821	88,350
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.82
Value at end of period	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	179,323	171,364	141,105	133,871	130,486	103,548	36,460

CFI 7

PART B

RELIASTAR LIFE

ING ADVANTAGESM ANNUITY

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY SEPARATE ACCOUNT N
AND
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 29, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated April 29, 2011, relating to the individual fixed and variable deferred annuity contracts issued by Separate
Account N and ReliaStar Life Insurance Company. A copy of the prospectus may be obtained by contacting the ING
Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, 1-877-884-5050 or ING Financial Advisers,
LLC, at One Orange Way, Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

		Page

General Information and History		2
Separate Account N		2
Offering and Purchase of Contracts		2
Income Phase Payments		3
Sales Material and Advertising		4
Experts		4
Financial Statements of Separate Account N	S	-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C	-1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly-owned subsidiary of the Company. On
October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company
assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota
55401.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the
Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available fixed account (Fixed Account A, Fixed Account B and/or Fixed Account C). Amounts
allocated to a fixed account are held in the Company’s general account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts and an affiliate of the Company. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the
Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. ING Financial
Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Prior to January
1, 2004, the contracts were distributed by Washington Square Securities, Inc., an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

2

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending December 31,
2010, 2009 and 2008 amounted to $5,345,848.22, $5,345,848.22 and $5,401,860.08, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life
Insurance Company. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased.
Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of annuity units determined above)
produces a result of 1.000839. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

3

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

4

FINANCIAL STATEMENTS

ReliaStar Life Insurance Company
Separate Account N

Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N

     Financial Statements
Year ended December 31, 2010

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting ReliaStar Life Insurance Company Separate Account N (the “Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth Fund - Class 2	ING Pioneer Equity Income Portfolio - Institutional Class
American Funds Insurance Series® Growth-Income Fund -	ING Pioneer Fund Portfolio - Service Class
Class 2	ING Pioneer Mid Cap Value Portfolio - Service Class
American Funds Insurance Series® International Fund - Class 2	ING T. Rowe Price Capital Appreciation Portfolio - Service
Fidelity® Variable Insurance Products:	Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING T. Rowe Price Equity Income Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING U.S. Stock Index Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Van Kampen Growth and Income Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING Van Kampen Growth and Income Portfolio - Service 2 Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Money Market Portfolio:
Fidelity® VIP Money Market Portfolio - Initial Class	ING Money Market Portfolio - Class I
Franklin Templeton Variable Insurance Products Trust:	ING Partners, Inc.:
Franklin Small Cap Value Securities Fund - Class 2	ING American Century Small-Mid Cap Value Portfolio - Initial
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class I	ING American Century Small-Mid Cap Value Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class I	ING Baron Small Cap Growth Portfolio - Initial Class
ING Investors Trust:	ING Baron Small Cap Growth Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Davis New York Venture Portfolio - Initial Class
ING Artio Foreign Portfolio - Service 2 Class	ING Davis New York Venture Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Fidelity® VIP Equity-Income Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Fidelity® VIP Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Global Resources Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Class	Initial Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Class	Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Liquid Assets Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional	ING Oppenheimer Global Strategic Income Portfolio - Service
Class	Class
ING Marsico Growth Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Institutional	ING Pioneer High Yield Portfolio - Initial Class
Class	ING Solution 2015 Portfolio - Initial Class
ING MFS Total Return Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc.:
ING Solution 2025 Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING Solution 2025 Portfolio - Service Class	Portfolio - Class I
ING Solution 2035 Portfolio - Initial Class	ING Index Plus LargeCap Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Solution 2045 Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING International Index Portfolio - Class I
ING Solution Income Portfolio - Initial Class	ING International Index Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING RussellTM Large Cap Growth Index Portfolio - Class I
Initial Class	ING RussellTM Large Cap Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING RussellTM Mid Cap Growth Index Portfolio - Class S
Service Class	ING Small Company Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING Variable Products Trust:
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING International Value Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Thornburg Value Portfolio - Service Class	Lord Abbett Series Fund, Inc.:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Neuberger Berman Advisers Management Trust:
ING Van Kampen Comstock Portfolio - Initial Class	Neuberger Berman AMT Socially Responsive Portfolio® -
ING Van Kampen Comstock Portfolio - Service Class	Class I
ING Van Kampen Equity and Income Portfolio - Initial Class	Oppenheimer Variable Account Funds:
ING Van Kampen Equity and Income Portfolio - Service Class	Oppenheimer Main Street Small Cap Fund®/VA
ING Strategic Allocation Portfolios, Inc.:	PIMCO Variable Insurance Trust:
ING Strategic Allocation Conservative Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING Strategic Allocation Growth Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Strategic Allocation Moderate Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
ING Variable Funds:	Wanger Advisors Trust:
ING Growth and Income Portfolio - Class I	Wanger Select
Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Separate Account N at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia
April 7, 2011

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$8,340	$5,777	$6,281	$31,601	$70,904
Total assets	8,340	5,777	6,281	31,601	70,904
Net assets	$8,340	$5,777	$6,281	$31,601	$70,904

Net Assets
Accumulation units	$8,340	$5,777	$6,281	$31,601	$70,904
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$8,340	$5,777	$6,281	$31,601	$70,904

Total number of mutual fund shares	153,482	168,676	349,315	1,661,443	2,969,174

Cost of mutual fund shares	$7,172	$5,123	$5,894	$38,226	$75,313

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP		Franklin Small
	Index 500	Grade Bond	Money Market		Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -		Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund	- Class 2	Class I
Assets
Investments in mutual funds
at fair value	$75,026	$16,041	$9,588		$2,840	$726
Total assets	75,026	16,041	9,588		2,840	726
Net assets	$75,026	$16,041	$9,588		$2,840	$726

Net Assets
Accumulation units	$75,026	$16,041	$9,521		$2,840	$726
Contracts in payout (annuitization)	-	-	67		-	-
Total net assets	$75,026	$16,041	$9,588		$2,840	$726

Total number of mutual fund shares	566,708	1,250,308	9,588,312		174,775	62,729

Cost of mutual fund shares	$67,996	$15,598	$9,588		$2,090	$826

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,565	$4,461	$576	$12,882	$61
Total assets	2,565	4,461	576	12,882	61
Net assets	$2,565	$4,461	$576	$12,882	$61

Net Assets
Accumulation units	$2,565	$4,461	$576	$12,882	$61
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,565	$4,461	$576	$12,882	$61

Total number of mutual fund shares	212,546	386,273	50,117	1,314,485	6,230

Cost of mutual fund shares	$2,546	$5,584	$664	$15,266	$51

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

	ING Clarion
	Global Real	ING FMRSM			ING JPMorgan
	Estate	Diversified Mid	ING FMRSM	ING Global	Emerging
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Markets Equity
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$3,933	$119	$2,077	$9,123	$11,117
Total assets	3,933	119	2,077	9,123	11,117
Net assets	$3,933	$119	$2,077	$9,123	$11,117

Net Assets
Accumulation units	$3,933	$119	$2,077	$9,123	$11,117
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,933	$119	$2,077	$9,123	$11,117

Total number of mutual fund shares	403,342	7,839	136,724	424,338	486,501

Cost of mutual fund shares	$3,678	$91	$1,706	$8,751	$9,813

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core		ING Liquid	Abbett Growth	ING Marsico
	Equity	ING Limited	Assets	and Income	Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$22,337	$7,567	$1,505	$682	$749
Total assets	22,337	7,567	1,505	682	749
Net assets	$22,337	$7,567	$1,505	$682	$749

Net Assets
Accumulation units	$22,337	$7,567	$1,505	$682	$749
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$22,337	$7,567	$1,505	$682	$749

Total number of mutual fund shares	1,688,337	731,156	1,504,905	75,957	43,325

Cost of mutual fund shares	$22,629	$7,742	$1,505	$579	$652

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

ING Marsico
		International			ING Pioneer
	ING Marsico	Opportunities	ING MFS Total	ING MFS Total	Equity Income
	Growth	Portfolio -	Return	Return	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service 2 Class	Class
Assets
Investments in mutual funds
at fair value	$122	$17,097	$3,285	$240	$1,790
Total assets	122	17,097	3,285	240	1,790
Net assets	$122	$17,097	$3,285	$240	$1,790

Net Assets
Accumulation units	$122	$17,097	$3,285	$240	$1,790
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$122	$17,097	$3,285	$240	$1,790

Total number of mutual fund shares	7,122	1,461,244	219,307	16,183	222,060

Cost of mutual fund shares	$95	$19,824	$3,178	$232	$1,757

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

				ING T. Rowe
			ING T. Rowe	Price Equity	ING T. Rowe
		ING Pioneer	Price Capital	Income	Price Equity
	ING Pioneer	Mid Cap Value	Appreciation	Portfolio -	Income
	Fund Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$283	$455	$15,396	$5,047	$494
Total assets	283	455	15,396	5,047	494
Net assets	$283	$455	$15,396	$5,047	$494

Net Assets
Accumulation units	$283	$455	$15,396	$5,047	$494
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$283	$455	$15,396	$5,047	$494

Total number of mutual fund shares	25,298	41,502	679,150	428,766	41,926

Cost of mutual fund shares	$234	$380	$14,756	$3,922	$404

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

		ING Van	ING Van
	ING U.S. Stock	Kampen	Kampen		ING American
	Index	Growth and	Growth and	ING Money	Century Small-
	Portfolio -	Income	Income	Market	Mid Cap Value
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Class I	Initial Class
Assets
Investments in mutual funds
at fair value	$513	$9,681	$111	$396	$1,958
Total assets	513	9,681	111	396	1,958
Net assets	$513	$9,681	$111	$396	$1,958

Net Assets
Accumulation units	$513	$9,681	$111	$396	$1,958
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$513	$9,681	$111	$396	$1,958

Total number of mutual fund shares	47,020	446,124	5,162	396,404	164,412

Cost of mutual fund shares	$432	$11,327	$97	$396	$1,516

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$123	$3,917	$227	$1,216	$103
Total assets	123	3,917	227	1,216	103
Net assets	$123	$3,917	$227	$1,216	$103

Net Assets
Accumulation units	$123	$3,917	$227	$1,216	$103
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$123	$3,917	$227	$1,216	$103

Total number of mutual fund shares	10,387	202,220	11,958	67,617	5,797

Cost of mutual fund shares	$102	$3,315	$188	$1,088	$96

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Fidelity®	ING Fidelity®
	VIP	VIP Equity-	ING Fidelity®	ING JPMorgan	ING JPMorgan
	Contrafund®	Income	VIP Mid Cap	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,685	$335	$496	$5,892	$315
Total assets	1,685	335	496	5,892	315
Net assets	$1,685	$335	$496	$5,892	$315

Net Assets
Accumulation units	$1,685	$335	$496	$5,892	$315
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,685	$335	$496	$5,892	$315

Total number of mutual fund shares	177,883	39,271	37,474	422,391	22,698

Cost of mutual fund shares	$1,619	$320	$438	$5,752	$257

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

	ING Legg	ING Legg
	Mason	Mason			ING
	ClearBridge	ClearBridge	ING	ING	Oppenheimer
	Aggressive	Aggressive	Oppenheimer	Oppenheimer	Global Strategic
	Growth	Growth	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$16,460	$51	$41,101	$439	$452
Total assets	16,460	51	41,101	439	452
Net assets	$16,460	$51	$41,101	$439	$452

Net Assets
Accumulation units	$16,460	$51	$41,101	$439	$452
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$16,460	$51	$41,101	$439	$452

Total number of mutual fund shares	340,298	1,085	2,961,190	32,506	38,427

Cost of mutual fund shares	$15,860	$43	$38,723	$403	$402

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer
	Total Return	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$12,287	$1,108	$6,055	$2,499	$975
Total assets	12,287	1,108	6,055	2,499	975
Net assets	$12,287	$1,108	$6,055	$2,499	$975

Net Assets
Accumulation units	$12,287	$1,108	$6,055	$2,499	$975
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$12,287	$1,108	$6,055	$2,499	$975

Total number of mutual fund shares	1,011,241	92,031	538,704	224,302	88,262

Cost of mutual fund shares	$11,859	$1,088	$5,146	$2,171	$823

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010

(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$3,568	$973	$1,856	$382	$1,131
Total assets	3,568	973	1,856	382	1,131
Net assets	$3,568	$973	$1,856	$382	$1,131

Net Assets
Accumulation units	$3,568	$973	$1,856	$382	$1,131
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,568	$973	$1,856	$382	$1,131

Total number of mutual fund shares	318,295	87,554	162,706	33,772	98,232

Cost of mutual fund shares	$2,851	$872	$1,537	$325	$963

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
				Price	Price
		ING Solution	ING Solution	Diversified Mid	Diversified Mid
	ING Solution	Income	Income	Cap Growth	Cap Growth
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$656	$3,104	$152	$48,780	$158
Total assets	656	3,104	152	48,780	158
Net assets	$656	$3,104	$152	$48,780	$158

Net Assets
Accumulation units	$656	$3,104	$152	$48,778	$158
Contracts in payout (annuitization)	-	-	-	2	-
Total net assets	$656	$3,104	$152	$48,780	$158

Total number of mutual fund shares	57,522	280,930	13,866	5,672,136	18,756

Cost of mutual fund shares	$575	$3,200	$144	$49,708	$120

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	ING Templeton	ING Templeton	ING Thornburg
	Equity	Equity	Foreign Equity Foreign Equity		Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$3,965	$188	$1,267	$193	$158
Total assets	3,965	188	1,267	193	158
Net assets	$3,965	$188	$1,267	$193	$158

Net Assets
Accumulation units	$3,965	$188	$1,267	$193	$158
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,965	$188	$1,267	$193	$158

Total number of mutual fund shares	72,760	3,490	114,651	17,582	4,975

Cost of mutual fund shares	$3,622	$151	$1,087	$179	$127

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van	ING Van
	Large Cap	Large Cap	Kampen	Kampen	Kampen Equity
	Equity	Equity	Comstock	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$3,099	$14	$4,911	$226	$9,762
Total assets	3,099	14	4,911	226	9,762
Net assets	$3,099	$14	$4,911	$226	$9,762

Net Assets
Accumulation units	$3,099	$14	$4,911	$226	$9,762
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,099	$14	$4,911	$226	$9,762

Total number of mutual fund shares	342,074	1,613	481,917	22,168	285,277

Cost of mutual fund shares	$3,228	$12	$5,161	$246	$10,046

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation	ING Growth
	and Income	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$197	$3,727	$5,415	$8,273	$2,209
Total assets	197	3,727	5,415	8,273	2,209
Net assets	$197	$3,727	$5,415	$8,273	$2,209

Net Assets
Accumulation units	$197	$3,727	$5,415	$8,273	$2,209
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$197	$3,727	$5,415	$8,273	$2,209

Total number of mutual fund shares	5,795	358,046	528,782	802,454	100,669

Cost of mutual fund shares	$186	$3,529	$5,325	$7,444	$2,043

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

	ING BlackRock
	Science and				ING
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	International
	Opportunities	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$1,534	$2,799	$6,530	$3,849	$808
Total assets	1,534	2,799	6,530	3,849	808
Net assets	$1,534	$2,799	$6,530	$3,849	$808

Net Assets
Accumulation units	$1,534	$2,799	$6,530	$3,849	$808
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,534	$2,799	$6,530	$3,849	$808

Total number of mutual fund shares	258,288	201,519	421,038	273,766	94,671

Cost of mutual fund shares	$1,135	$2,627	$5,898	$3,715	$720

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Mid Cap	ING Small
	Index	Growth Index	Index	Growth Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$52	$39,815	$8,288	$825	$168
Total assets	52	39,815	8,288	825	168
Net assets	$52	$39,815	$8,288	$825	$168

Net Assets
Accumulation units	$52	$39,815	$8,288	$825	$168
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$52	$39,815	$8,288	$825	$168

Total number of mutual fund shares	6,104	2,766,859	856,215	50,518	9,155

Cost of mutual fund shares	$47	$30,243	$6,546	$629	$140

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

					Neuberger
	ING			Lord Abbett	Berman AMT
	International	ING MidCap	ING SmallCap	Series Fund -	Socially
	Value	Opportunities	Opportunities Mid-Cap Value		Responsive
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio® -
	Class I	Class I	Class I	Class VC	Class I
Assets
Investments in mutual funds
at fair value	$12,895	$27,418	$15,226	$1,415	$3,396
Total assets	12,895	27,418	15,226	1,415	3,396
Net assets	$12,895	$27,418	$15,226	$1,415	$3,396

Net Assets
Accumulation units	$12,895	$27,415	$15,226	$1,415	$3,396
Contracts in payout (annuitization)	-	3	-	-	-
Total net assets	$12,895	$27,418	$15,226	$1,415	$3,396

Total number of mutual fund shares	1,518,801	2,345,399	715,508	85,417	228,551

Cost of mutual fund shares	$18,572	$15,640	$10,214	$1,328	$3,039

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2010
	(Dollars in thousands)

PIMCO Real
	Oppenheimer	Return	Pioneer High
	Main Street	Portfolio -	Yield VCT
	Small Cap	Administrative	Portfolio -
	Fund®/VA	Class	Class I	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$136	$7,714	$1,828	$4,124	$2,552
Total assets	136	7,714	1,828	4,124	2,552
Net assets	$136	$7,714	$1,828	$4,124	$2,552

Net Assets
Accumulation units	$136	$7,714	$1,828	$4,124	$2,552
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$136	$7,714	$1,828	$4,124	$2,552

Total number of mutual fund shares	7,723	587,099	171,794	142,269	75,362

Cost of mutual fund shares	$113	$7,390	$1,470	$3,472	$2,213

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$54	$79	$115	$542	$811
Total investment income	54	79	115	542	811
Expenses:
Mortality and expense risk
and other charges	101	70	73	423	929
Total expenses	101	70	73	423	929
Net investment income (loss)	(47)	9	42	119	(118)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(348)	(193)	(192)	(276)	(767)
Capital gains distributions	-	-	-	-	29
Total realized gain (loss) on investments
and capital gains distributions	(348)	(193)	(192)	(276)	(738)
Net unrealized appreciation
(depreciation) of investments	1,596	713	511	4,017	10,595
Net realized and unrealized gain (loss)
on investments	1,248	520	319	3,741	9,857
Net increase (decrease) in net assets
resulting from operations	$1,201	$529	$361	$3,860	$9,739

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP		Franklin Small
	Index 500	Grade Bond	Money Market		Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -		Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund	- Class 2	Class I
Net investment income (loss)
Income:
Dividends	$1,358	$569	$19		$19	$20
Total investment income	1,358	569	19		19	20
Expenses:
Mortality and expense risk
and other charges	991	228	148		33	10
Total expenses	991	228	148		33	10
Net investment income (loss)	367	341	(129)		(14)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(378)	77	-		(159)	(23)
Capital gains distributions	1,358	173	6		-	-
Total realized gain (loss) on investments
and capital gains distributions	980	250	6		(159)	(23)
Net unrealized appreciation
(depreciation) of investments	7,624	406	-		743	97
Net realized and unrealized gain (loss)
on investments	8,604	656	6		584	74
Net increase (decrease) in net assets
resulting from operations	$8,971	$997	$(123)		$570	$84

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$125	$-	$-	$59	$-
Total investment income	125	-	-	59	-
Expenses:
Mortality and expense risk
and other charges	34	60	7	171	1
Total expenses	34	60	7	171	1
Net investment income (loss)	91	(60)	(7)	(112)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(632)	(30)	(529)	(5)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(58)	(632)	(30)	(529)	(5)
Net unrealized appreciation
(depreciation) of investments	154	895	67	2,050	12
Net realized and unrealized gain (loss)
on investments	96	263	37	1,521	7
Net increase (decrease) in net assets
resulting from operations	$187	$203	$30	$1,409	$6

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	ING Clarion
	Global Real	ING FMRSM			ING JPMorgan
	Estate	Diversified Mid	ING FMRSM	ING Global	Emerging
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Markets Equity
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$315	$-	$3	$74	$49
Total investment income	315	-	3	74	49
Expenses:
Mortality and expense risk
and other charges	48	1	23	107	129
Total expenses	48	1	23	107	129
Net investment income (loss)	267	(1)	(20)	(33)	(80)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	(1)	(19)	(613)	(73)
Capital gains distributions	-	-	-	-	525
Total realized gain (loss) on investments
and capital gains distributions	(69)	(1)	(19)	(613)	452
Net unrealized appreciation
(depreciation) of investments	305	27	438	2,129	1,281
Net realized and unrealized gain (loss)
on investments	236	26	419	1,516	1,733
Net increase (decrease) in net assets
resulting from operations	$503	$25	$399	$1,483	$1,653

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core		ING Liquid	Abbett Growth	ING Marsico
	Equity	ING Limited	Assets	and Income	Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$92	$294	$1	$5	$5
Total investment income	92	294	1	5	5
Expenses:
Mortality and expense risk
and other charges	286	111	20	9	9
Total expenses	286	111	20	9	9
Net investment income (loss)	(194)	183	(19)	(4)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(817)	(47)	-	(106)	(26)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(817)	(47)	-	(106)	(26)
Net unrealized appreciation
(depreciation) of investments	5,678	-	-	212	142
Net realized and unrealized gain (loss)
on investments	4,861	(47)	-	106	116
Net increase (decrease) in net assets
resulting from operations	$4,667	$136	$(19)	$102	$112

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING Marsico
		International			ING Pioneer
	ING Marsico	Opportunities	ING MFS Total	ING MFS Total	Equity Income
	Growth	Portfolio -	Return	Return	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service 2 Class	Class
Net investment income (loss)
Income:
Dividends	$1	$282	$14	$1	$40
Total investment income	1	282	14	1	40
Expenses:
Mortality and expense risk
and other charges	1	225	42	3	22
Total expenses	1	225	42	3	22
Net investment income (loss)	-	57	(28)	(2)	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(872)	(143)	(2)	(84)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(872)	(143)	(2)	(84)
Net unrealized appreciation
(depreciation) of investments	22	2,711	417	21	323
Net realized and unrealized gain (loss)
on investments	19	1,839	274	19	239
Net increase (decrease) in net assets
resulting from operations	$19	$1,896	$246	$17	$257

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

				ING T. Rowe
			ING T. Rowe	Price Equity	ING T. Rowe
		ING Pioneer	Price Capital	Income	Price Equity
	ING Pioneer	Mid Cap Value	Appreciation	Portfolio -	Income
	Fund Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$3	$4	$230	$89	$7
Total investment income	3	4	230	89	7
Expenses:
Mortality and expense risk
and other charges	3	5	185	63	5
Total expenses	3	5	185	63	5
Net investment income (loss)	-	(1)	45	26	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(16)	(450)	104	17
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(12)	(16)	(450)	104	17
Net unrealized appreciation
(depreciation) of investments	48	74	2,023	469	35
Net realized and unrealized gain (loss)
on investments	36	58	1,573	573	52
Net increase (decrease) in net assets
resulting from operations	$36	$57	$1,618	$599	$54

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING Van	ING Van
	ING U.S. Stock	Kampen	Kampen			ING American
	Index	Growth and	Growth and	ING Money		Century Small-
	Portfolio -	Income	Income	Market		Mid Cap Value
	Institutional	Portfolio -	Portfolio -	Portfolio -		Portfolio -
	Class	Service Class	Service 2 Class	Class I		Initial Class
Net investment income (loss)
Income:
Dividends	$7	$23	$-		$-	$21
Total investment income	7	23	-		-	21
Expenses:
Mortality and expense risk
and other charges	6	129	1		5	24
Total expenses	6	129	1		5	24
Net investment income (loss)	1	(106)	(1)		(5)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(389)	(3)		-	(103)
Capital gains distributions	-	-	-		1	-
Total realized gain (loss) on investments
and capital gains distributions	(39)	(389)	(3)		1	(103)
Net unrealized appreciation
(depreciation) of investments	98	1,466	17		-	440
Net realized and unrealized gain (loss)
on investments	59	1,077	14		1	337
Net increase (decrease) in net assets
resulting from operations	$60	$971	$13		$(4)	$334

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$-	$-	$7	$-
Total investment income	1	-	-	7	-
Expenses:
Mortality and expense risk
and other charges	1	47	3	14	1
Total expenses	1	47	3	14	1
Net investment income (loss)	-	(47)	(3)	(7)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(26)	(4)	(26)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(26)	(4)	(26)	(4)
Net unrealized appreciation
(depreciation) of investments	21	862	52	148	14
Net realized and unrealized gain (loss)
on investments	21	836	48	122	10
Net increase (decrease) in net assets
resulting from operations	$21	$789	$45	$115	$9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Fidelity®	ING Fidelity®
	VIP	VIP Equity-	ING Fidelity®	ING Fidelity®	ING JPMorgan
	Contrafund®	Income	VIP Growth	VIP Mid Cap	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$12	$5	$-	$2	$54
Total investment income	12	5	-	2	54
Expenses:
Mortality and expense risk
and other charges	20	4	1	6	76
Total expenses	20	4	1	6	76
Net investment income (loss)	(8)	1	(1)	(4)	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(150)	(53)	19	(8)	(158)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(150)	(53)	19	(8)	(158)
Net unrealized appreciation
(depreciation) of investments	381	91	(20)	112	1,257
Net realized and unrealized gain (loss)
on investments	231	38	(1)	104	1,099
Net increase (decrease) in net assets
resulting from operations	$223	$39	$(2)	$100	$1,077

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING Legg	ING Legg
		Mason	Mason
		ClearBridge	ClearBridge		ING	ING
	ING JPMorgan	Aggressive	Aggressive		Oppenheimer	Oppenheimer
	Mid Cap Value	Growth	Growth		Global	Global
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class		Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$2	$-		$-	$635	$6
Total investment income	2	-		-	635	6
Expenses:
Mortality and expense risk
and other charges	4	207		-	542	5
Total expenses	4	207		-	542	5
Net investment income (loss)	(2)	(207)		-	93	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(269)		-	177	(27)
Capital gains distributions	-	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(14)	(269)		-	177	(27)
Net unrealized appreciation
(depreciation) of investments	74	3,596		9	5,021	74
Net realized and unrealized gain (loss)
on investments	60	3,327		9	5,198	47
Net increase (decrease) in net assets
resulting from operations	$58	$3,120		$9	$5,291	$48

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	ING
	Oppenheimer
	Global Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Income	Total Return	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$13	$383	$35	$351	$50
Total investment income	13	383	35	351	50
Expenses:
Mortality and expense risk
and other charges	6	153	14	78	27
Total expenses	6	153	14	78	27
Net investment income (loss)	7	230	21	273	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	83	35	1,004	(18)
Capital gains distributions	-	15	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	98	36	1,004	(18)
Net unrealized appreciation
(depreciation) of investments	46	301	-	(370)	201
Net realized and unrealized gain (loss)
on investments	49	399	36	634	183
Net increase (decrease) in net assets
resulting from operations	$56	$629	$57	$907	$206

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$19	$54	$14	$20	$4
Total investment income	19	54	14	20	4
Expenses:
Mortality and expense risk
and other charges	11	41	12	19	5
Total expenses	11	41	12	19	5
Net investment income (loss)	8	13	2	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(3)	(49)	(14)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	(49)	(14)	(6)
Net unrealized appreciation
(depreciation) of investments	72	377	138	218	50
Net realized and unrealized gain (loss)
on investments	72	374	89	204	44
Net increase (decrease) in net assets
resulting from operations	$80	$387	$91	$205	$43

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

					ING T. Rowe
					Price
			ING Solution	ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Income	Cap Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$8	$5	$106	$5	$126
Total investment income	8	5	106	5	126
Expenses:
Mortality and expense risk
and other charges	10	7	42	3	612
Total expenses	10	7	42	3	612
Net investment income (loss)	(2)	(2)	64	2	(486)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	5	(18)	16	(1,131)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(8)	5	(18)	16	(1,131)
Net unrealized appreciation
(depreciation) of investments	127	61	194	(7)	12,232
Net realized and unrealized gain (loss)
on investments	119	66	176	9	11,101
Net increase (decrease) in net assets
resulting from operations	$117	$64	$240	$11	$10,615

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$1	$-	$24	$3
Total investment income	-	1	-	24	3
Expenses:
Mortality and expense risk
and other charges	2	46	2	14	2
Total expenses	2	46	2	14	2
Net investment income (loss)	(2)	(45)	(2)	10	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(25)	(4)	(32)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	(25)	(4)	(32)	(1)
Net unrealized appreciation
(depreciation) of investments	28	567	27	121	13
Net realized and unrealized gain (loss)
on investments	30	542	23	89	12
Net increase (decrease) in net assets
resulting from operations	$28	$497	$21	$99	$13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.		ING Van	ING Van
	ING Thornburg	Large Cap	Large Cap		Kampen	Kampen
	Value	Equity	Equity		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class		Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$2	$28		$-	$73	$3
Total investment income	2	28		-	73	3
Expenses:
Mortality and expense risk
and other charges	2	41		-	63	3
Total expenses	2	41		-	63	3
Net investment income (loss)	-	(13)		-	10	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(72)		-	(163)	(11)
Capital gains distributions	-	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(72)		-	(163)	(11)
Net unrealized appreciation
(depreciation) of investments	10	422		1	749	36
Net realized and unrealized gain (loss)
on investments	11	350		1	586	25
Net increase (decrease) in net assets
resulting from operations	$11	$337		$1	$596	$25

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation	Allocation
	and Income	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$175	$3	$147	$166	$277
Total investment income	175	3	147	166	277
Expenses:
Mortality and expense risk
and other charges	133	3	45	65	100
Total expenses	133	3	45	65	100
Net investment income (loss)	42	-	102	101	177

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(271)	(15)	(242)	(401)	(523)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(271)	(15)	(242)	(401)	(523)
Net unrealized appreciation
(depreciation) of investments	1,197	35	491	839	1,109
Net realized and unrealized gain (loss)
on investments	926	20	249	438	586
Net increase (decrease) in net assets
resulting from operations	$968	$20	$351	$539	$763

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING BlackRock
		Science and
	ING Growth	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	and Income	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$23	$-	$55	$67	$26
Total investment income	23	-	55	67	26
Expenses:
Mortality and expense risk
and other charges	25	18	38	88	50
Total expenses	25	18	38	88	50
Net investment income (loss)	(2)	(18)	17	(21)	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(94)	1	(249)	(579)	(273)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(94)	1	(249)	(579)	(273)
Net unrealized appreciation
(depreciation) of investments	370	225	536	1,743	972
Net realized and unrealized gain (loss)
on investments	276	226	287	1,164	699
Net increase (decrease) in net assets
resulting from operations	$274	$208	$304	$1,143	$675

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING	ING	ING Russell™	ING Russell™
	ING	International	Opportunistic	Large Cap	Large Cap
	International	Index	Large Cap	Growth Index	Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$28	$2	$12	$261	$283
Total investment income	28	2	12	261	283
Expenses:
Mortality and expense risk
and other charges	10	1	5	531	113
Total expenses	10	1	5	531	113
Net investment income (loss)	18	1	7	(270)	170

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	-	(200)	726	209
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	-	(200)	726	209
Net unrealized appreciation
(depreciation) of investments	28	2	151	3,597	433
Net realized and unrealized gain (loss)
on investments	27	2	(49)	4,323	642
Net increase (decrease) in net assets
resulting from operations	$45	$3	$(42)	$4,053	$812

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	ING Russell™		ING
	Mid Cap	ING Small	International	ING MidCap	ING SmallCap
	Growth Index	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$2	$1	$275	$180	$-
Total investment income	2	1	275	180	-
Expenses:
Mortality and expense risk
and other charges	9	2	188	344	186
Total expenses	9	2	188	344	186
Net investment income (loss)	(7)	(1)	87	(164)	(186)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	(1)	(1,223)	1,153	549
Capital gains distributions	5	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	23	(1)	(1,223)	1,153	549
Net unrealized appreciation
(depreciation) of investments	137	27	1,196	5,350	3,263
Net realized and unrealized gain (loss)
on investments	160	26	(27)	6,503	3,812
Net increase (decrease) in net assets
resulting from operations	$153	$25	$60	$6,339	$3,626

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return	Pioneer High
	Mid-Cap Value	Responsive	Main Street	Portfolio -	Yield VCT
	Portfolio -	Portfolio® -	Small Cap	Administrative	Portfolio -
	Class VC	Class I	Fund®/VA	Class	Class I
Net investment income (loss)
Income:
Dividends	$5	$1	$1	$96	$96
Total investment income	5	1	1	96	96
Expenses:
Mortality and expense risk
and other charges	18	43	2	93	24
Total expenses	18	43	2	93	24
Net investment income (loss)	(13)	(42)	(1)	3	72

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(136)	22	(7)	(15)	(68)
Capital gains distributions	-	-	-	66	-
Total realized gain (loss) on investments
and capital gains distributions	(136)	22	(7)	51	(68)
Net unrealized appreciation
(depreciation) of investments	419	624	34	340	270
Net realized and unrealized gain (loss)
on investments	283	646	27	391	202
Net increase (decrease) in net assets
resulting from operations	$270	$604	$26	$394	$274

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
     Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$20	$-
Total investment income	20	-
Expenses:
Mortality and expense risk
and other charges	49	30
Total expenses	49	30
Net investment income (loss)	(29)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(21)	(84)
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(21)	(84)
Net unrealized appreciation
(depreciation) of investments	862	552
Net realized and unrealized gain (loss)
on investments	841	468
Net increase (decrease) in net assets
resulting from operations	$812	$438

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth Growth-Income		International	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class
Net assets at January 1, 2009	$2,959	$2,072	$2,132	$25,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	15	13	245
Total realized gain (loss) on investments
and capital gains distributions	(107)	(112)	(95)	(680)
Net unrealized appreciation (depreciation)
of investments	1,707	990	1,285	7,407
Net increase (decrease) in net assets from operations	1,569	893	1,203	6,972
Changes from principal transactions:
Premiums	1,903	1,213	1,274	1,955
Death benefits	(14)	(13)	(14)	(91)
Surrenders and withdrawals	(412)	(188)	(216)	(2,398)
Policy loans	15	8	2	70
Contract charges	(8)	(4)	(5)	6
Transfers between Divisions
(including fixed account), net	489	448	313	(1,153)
Increase (decrease) in net assets derived from
principal transactions	1,973	1,464	1,354	(1,611)
Total increase (decrease) in net assets	3,542	2,357	2,557	5,361
Net assets at December 31, 2009	6,501	4,429	4,689	31,101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	9	42	119
Total realized gain (loss) on investments
and capital gains distributions	(348)	(193)	(192)	(276)
Net unrealized appreciation (depreciation)
of investments	1,596	713	511	4,017
Net increase (decrease) in net assets from operations	1,201	529	361	3,860
Changes from principal transactions:
Premiums	1,744	1,187	1,211	1,667
Death benefits	(13)	(13)	(8)	(68)
Surrenders and withdrawals	(832)	(501)	(364)	(3,634)
Policy loans	(52)	(24)	(36)	68
Contract charges	(10)	(5)	(6)	6
Transfers between Divisions
(including fixed account), net	(199)	175	434	(1,399)
Increase (decrease) in net assets derived from
principal transactions	638	819	1,231	(3,360)
Total increase (decrease) in net assets	1,839	1,348	1,592	500
Net assets at December 31, 2010	$8,340	$5,777	$6,281	$31,601

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$52,655	$61,150	$15,301	$13,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	737	1,120	(84)
Total realized gain (loss) on investments
and capital gains distributions	(2,011)	(514)	(56)	-
Net unrealized appreciation (depreciation)
of investments	19,110	14,195	934	-
Net increase (decrease) in net assets from operations	17,113	14,418	1,998	(84)
Changes from principal transactions:
Premiums	4,974	4,405	1,551	11,638
Death benefits	(166)	(104)	(15)	(5)
Surrenders and withdrawals	(5,412)	(6,088)	(1,474)	(2,697)
Policy loans	130	370	13	39
Contract charges	(13)	11	1	4
Transfers between Divisions
(including fixed account), net	(2,011)	(2,079)	(1,395)	(11,340)
Increase (decrease) in net assets derived from
principal transactions	(2,498)	(3,485)	(1,319)	(2,361)
Total increase (decrease) in net assets	14,615	10,933	679	(2,445)
Net assets at December 31, 2009	67,270	72,083	15,980	11,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	367	341	(129)
Total realized gain (loss) on investments
and capital gains distributions	(738)	980	250	6
Net unrealized appreciation (depreciation)
of investments	10,595	7,624	406	-
Net increase (decrease) in net assets from operations	9,739	8,971	997	(123)
Changes from principal transactions:
Premiums	4,459	3,676	1,133	9,005
Death benefits	(208)	(186)	(13)	(16)
Surrenders and withdrawals	(7,954)	(7,679)	(2,154)	(1,632)
Policy loans	115	209	74	66
Contract charges	(7)	8	3	5
Transfers between Divisions
(including fixed account), net	(2,510)	(2,056)	21	(9,132)
Increase (decrease) in net assets derived from
principal transactions	(6,105)	(6,028)	(936)	(1,704)
Total increase (decrease) in net assets	3,634	2,943	61	(1,827)
Net assets at December 31, 2010	$70,904	$75,026	$16,041	$9,588

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Franklin Small		ING	ING Artio
	Cap Value	ING Balanced	Intermediate	Foreign
	Securities	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Class 2	Class I	Class I	Service Class
Net assets at January 1, 2009	$1,312	$712	$2,103	$4,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	22	115	92
Total realized gain (loss) on investments
and capital gains distributions	(448)	(59)	(113)	(783)
Net unrealized appreciation (depreciation)
of investments	805	148	186	1,426
Net increase (decrease) in net assets from operations	360	111	188	735
Changes from principal transactions:
Premiums	443	-	413	675
Death benefits	-	(4)	(9)	(1)
Surrenders and withdrawals	(107)	(99)	(114)	(320)
Policy loans	3	-	(7)	(8)
Contract charges	(1)	(1)	(2)	(2)
Transfers between Divisions
(including fixed account), net	71	(4)	(303)	(782)
Increase (decrease) in net assets derived from
principal transactions	409	(108)	(22)	(438)
Total increase (decrease) in net assets	769	3	166	297
Net assets at December 31, 2009	2,081	715	2,269	4,622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	10	91	(60)
Total realized gain (loss) on investments
and capital gains distributions	(159)	(23)	(58)	(632)
Net unrealized appreciation (depreciation)
of investments	743	97	154	895
Net increase (decrease) in net assets from operations	570	84	187	203
Changes from principal transactions:
Premiums	443	-	328	502
Death benefits	(3)	(7)	(3)	(5)
Surrenders and withdrawals	(211)	(41)	(316)	(461)
Policy loans	(10)	-	(9)	(22)
Contract charges	(2)	(1)	(2)	(2)
Transfers between Divisions
(including fixed account), net	(28)	(24)	111	(376)
Increase (decrease) in net assets derived from
principal transactions	189	(73)	109	(364)
Total increase (decrease) in net assets	759	11	296	(161)
Net assets at December 31, 2010	$2,840	$726	$2,565	$4,461

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING BlackRock		ING Clarion
		Large Cap	ING BlackRock	Global Real
	ING Artio	Growth	Large Cap	Estate
	Foreign	Portfolio -	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Class	Service Class	Class
Net assets at January 1, 2009	$373	$9,817	$29	$2,271

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(85)	(1)	33
Total realized gain (loss) on investments
and capital gains distributions	(13)	(612)	(11)	(158)
Net unrealized appreciation (depreciation)
of investments	87	3,480	19	909
Net increase (decrease) in net assets from operations	82	2,783	7	784
Changes from principal transactions:
Premiums	87	757	5	574
Death benefits	-	(37)	-	-
Surrenders and withdrawals	(15)	(888)	(1)	(207)
Policy loans	(4)	59	-	6
Contract charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(6)	(194)	16	(135)
Increase (decrease) in net assets derived from
principal transactions	61	(302)	20	236
Total increase (decrease) in net assets	143	2,481	27	1,020
Net assets at December 31, 2009	516	12,298	56	3,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(112)	(1)	267
Total realized gain (loss) on investments
and capital gains distributions	(30)	(529)	(5)	(69)
Net unrealized appreciation (depreciation)
of investments	67	2,050	12	305
Net increase (decrease) in net assets from operations	30	1,409	6	503
Changes from principal transactions:
Premiums	93	673	27	562
Death benefits	-	(19)	-	(14)
Surrenders and withdrawals	(58)	(1,265)	(25)	(456)
Policy loans	1	82	(3)	(17)
Contract charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(5)	(297)	-	66
Increase (decrease) in net assets derived from
principal transactions	30	(825)	(1)	139
Total increase (decrease) in net assets	60	584	5	642
Net assets at December 31, 2010	$576	$12,882	$61	$3,933

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING FMRSM			ING JPMorgan
	Diversified Mid	ING FMRSM	ING Global	Emerging
	Cap Portfolio -	Diversified Mid	Resources	Markets Equity
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$26	$806	$5,396	$3,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(9)	(67)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(69)	(461)	(190)
Net unrealized appreciation (depreciation)
of investments	18	409	2,436	3,081
Net increase (decrease) in net assets from operations	15	331	1,908	2,886
Changes from principal transactions:
Premiums	14	264	1,510	1,038
Death benefits	-	(5)	(24)	(5)
Surrenders and withdrawals	(5)	(120)	(374)	(389)
Policy loans	-	(2)	(11)	(9)
Contract charges	-	(1)	(4)	(3)
Transfers between Divisions
(including fixed account), net	28	82	(684)	1,112
Increase (decrease) in net assets derived from
principal transactions	37	218	413	1,744
Total increase (decrease) in net assets	52	549	2,321	4,630
Net assets at December 31, 2009	78	1,355	7,717	8,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	(33)	(80)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(19)	(613)	452
Net unrealized appreciation (depreciation)
of investments	27	438	2,129	1,281
Net increase (decrease) in net assets from operations	25	399	1,483	1,653
Changes from principal transactions:
Premiums	29	273	1,198	1,526
Death benefits	-	-	(6)	(17)
Surrenders and withdrawals	(35)	(153)	(850)	(690)
Policy loans	(1)	(7)	3	(34)
Contract charges	-	(1)	(3)	(3)
Transfers between Divisions
(including fixed account), net	23	211	(419)	325
Increase (decrease) in net assets derived from
principal transactions	16	323	(77)	1,107
Total increase (decrease) in net assets	41	722	1,406	2,760
Net assets at December 31, 2010	$119	$2,077	$9,123	$11,117

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core		ING Liquid	Abbett Growth
	Equity	ING Limited	Assets	and Income
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2009	$17,458	$8,216	$1,562	$487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(109)	258	(20)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(993)	(5)	4	(96)
Net unrealized appreciation (depreciation)
of investments	5,332	170	-	200
Net increase (decrease) in net assets from operations	4,230	423	(16)	102
Changes from principal transactions:
Premiums	1,333	720	418	144
Death benefits	(21)	(8)	-	-
Surrenders and withdrawals	(2,058)	(678)	(993)	(88)
Policy loans	85	(8)	-	3
Contract charges	3	-	(1)	-
Transfers between Divisions
(including fixed account), net	(983)	(523)	644	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,641)	(497)	68	55
Total increase (decrease) in net assets	2,589	(74)	52	157
Net assets at December 31, 2009	20,047	8,142	1,614	644

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(194)	183	(19)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(817)	(47)	-	(106)
Net unrealized appreciation (depreciation)
of investments	5,678	-	-	212
Net increase (decrease) in net assets from operations	4,667	136	(19)	102
Changes from principal transactions:
Premiums	1,075	497	242	109
Death benefits	(115)	(21)	(19)	-
Surrenders and withdrawals	(2,636)	(914)	(684)	(136)
Policy loans	38	(4)	-	1
Contract charges	1	1	(1)	-
Transfers between Divisions
(including fixed account), net	(740)	(270)	372	(38)
Increase (decrease) in net assets derived from
principal transactions	(2,377)	(711)	(90)	(64)
Total increase (decrease) in net assets	2,290	(575)	(109)	38
Net assets at December 31, 2010	$22,337	$7,567	$1,505	$682

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Marsico
	ING Marsico		International
	Growth	ING Marsico	Opportunities	ING MFS Total
	Portfolio -	Growth	Portfolio -	Return
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$488	$60	$13,066	$2,077

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	28	34
Total realized gain (loss) on investments
and capital gains distributions	(62)	(3)	(944)	(219)
Net unrealized appreciation (depreciation)
of investments	196	23	5,487	575
Net increase (decrease) in net assets from operations	133	20	4,571	390
Changes from principal transactions:
Premiums	95	23	1,219	614
Death benefits	-	-	(16)	(1)
Surrenders and withdrawals	(31)	-	(1,348)	(247)
Policy loans	2	-	6	3
Contract charges	(1)	-	(6)	(2)
Transfers between Divisions
(including fixed account), net	(41)	(8)	(552)	(1)
Increase (decrease) in net assets derived from
principal transactions	24	15	(697)	366
Total increase (decrease) in net assets	157	35	3,874	756
Net assets at December 31, 2009	645	95	16,940	2,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	57	(28)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(3)	(872)	(143)
Net unrealized appreciation (depreciation)
of investments	142	22	2,711	417
Net increase (decrease) in net assets from operations	112	19	1,896	246
Changes from principal transactions:
Premiums	82	18	1,001	666
Death benefits	-	-	(52)	(7)
Surrenders and withdrawals	(80)	(7)	(1,836)	(242)
Policy loans	-	(2)	25	(4)
Contract charges	(1)	-	(4)	(2)
Transfers between Divisions
(including fixed account), net	(9)	(1)	(873)	(205)
Increase (decrease) in net assets derived from
principal transactions	(8)	8	(1,739)	206
Total increase (decrease) in net assets	104	27	157	452
Net assets at December 31, 2010	$749	$122	$17,097	$3,285

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Pioneer
	ING MFS Total	Equity Income		ING Pioneer
	Return	Portfolio -	ING Pioneer	Mid Cap Value
	Portfolio -	Institutional	Fund Portfolio -	Portfolio -
	Service 2 Class	Class	Service Class	Service Class
Net assets at January 1, 2009	$60	$1,266	$136	$133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(18)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(118)	(34)	(18)
Net unrealized appreciation (depreciation)
of investments	12	296	66	65
Net increase (decrease) in net assets from operations	13	160	32	47
Changes from principal transactions:
Premiums	40	278	63	72
Death benefits	-	(6)	-	-
Surrenders and withdrawals	8	(90)	(3)	(6)
Policy loans	-	(3)	(1)	(1)
Contract charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	5	(134)	(24)	47
Increase (decrease) in net assets derived from
principal transactions	53	44	35	112
Total increase (decrease) in net assets	66	204	67	159
Net assets at December 31, 2009	126	1,470	203	292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	18	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(84)	(12)	(16)
Net unrealized appreciation (depreciation)
of investments	21	323	48	74
Net increase (decrease) in net assets from operations	17	257	36	57
Changes from principal transactions:
Premiums	94	227	68	99
Death benefits	-	(14)	-	-
Surrenders and withdrawals	-	(174)	(28)	(6)
Policy loans	-	(1)	(2)	(2)
Contract charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	3	26	6	15
Increase (decrease) in net assets derived from
principal transactions	97	63	44	106
Total increase (decrease) in net assets	114	320	80	163
Net assets at December 31, 2010	$240	$1,790	$283	$455

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe
	ING T. Rowe	Price Equity	ING T. Rowe
	Price Capital	Income	Price Equity	ING U.S. Stock
	Appreciation	Portfolio -	Income	Index Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$8,117	$-	$3,134	$176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	43	(13)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(364)	23	(1,761)	(7)
Net unrealized appreciation (depreciation)
of investments	3,020	656	1,916	85
Net increase (decrease) in net assets from operations	2,730	722	142	76
Changes from principal transactions:
Premiums	1,529	277	366	114
Death benefits	(1)	(6)	-	-
Surrenders and withdrawals	(776)	(186)	(149)	(6)
Policy loans	27	(4)	6	-
Contract charges	(4)	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	1,171	3,548	(3,186)	28
Increase (decrease) in net assets derived from
principal transactions	1,946	3,628	(2,964)	136
Total increase (decrease) in net assets	4,676	4,350	(2,822)	212
Net assets at December 31, 2009	12,793	4,350	312	388

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	26	2	1
Total realized gain (loss) on investments
and capital gains distributions	(450)	104	17	(39)
Net unrealized appreciation (depreciation)
of investments	2,023	469	35	98
Net increase (decrease) in net assets from operations	1,618	599	54	60
Changes from principal transactions:
Premiums	1,923	614	101	121
Death benefits	(19)	(7)	-	-
Surrenders and withdrawals	(1,701)	(459)	(32)	(17)
Policy loans	(44)	(7)	(4)	(1)
Contract charges	(4)	(3)	(1)	-
Transfers between Divisions
(including fixed account), net	830	(40)	64	(38)
Increase (decrease) in net assets derived from
principal transactions	985	98	128	65
Total increase (decrease) in net assets	2,603	697	182	125
Net assets at December 31, 2010	$15,396	$5,047	$494	$513

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen		ING American
	Growth and	Growth and	ING Money	Century Small-
	Income	Income	Market	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Class I	Initial Class
Net assets at January 1, 2009	$8,153	$30	$333	$1,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)	(5)	7
Total realized gain (loss) on investments
and capital gains distributions	(761)	(5)	-	(157)
Net unrealized appreciation (depreciation)
of investments	2,508	14	-	539
Net increase (decrease) in net assets from operations	1,740	8	(5)	389
Changes from principal transactions:
Premiums	753	14	264	206
Death benefits	(13)	-	-	(6)
Surrenders and withdrawals	(813)	(8)	(4)	(69)
Policy loans	18	-	-	3
Contract charges	1	-	-	-
Transfers between Divisions
(including fixed account), net	(430)	-	(124)	33
Increase (decrease) in net assets derived from
principal transactions	(484)	6	136	167
Total increase (decrease) in net assets	1,256	14	131	556
Net assets at December 31, 2009	9,409	44	464	1,576

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(106)	(1)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(389)	(3)	1	(103)
Net unrealized appreciation (depreciation)
of investments	1,466	17	-	440
Net increase (decrease) in net assets from operations	971	13	(4)	334
Changes from principal transactions:
Premiums	622	63	135	250
Death benefits	(31)	-	-	(1)
Surrenders and withdrawals	(1,050)	(11)	(108)	(141)
Policy loans	47	-	-	(2)
Contract charges	2	-	-	(1)
Transfers between Divisions
(including fixed account), net	(289)	2	(91)	(57)
Increase (decrease) in net assets derived from
principal transactions	(699)	54	(64)	48
Total increase (decrease) in net assets	272	67	(68)	382
Net assets at December 31, 2010	$9,681	$111	$396	$1,958

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2009	$31	$1,952	$93	$443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(34)	(2)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(62)	(1)	(8)
Net unrealized appreciation (depreciation)
of investments	16	841	40	202
Net increase (decrease) in net assets from operations	15	745	37	191
Changes from principal transactions:
Premiums	15	542	27	162
Death benefits	-	(2)	-	-
Surrenders and withdrawals	(1)	(102)	(2)	(5)
Policy loans	-	(4)	-	1
Contract charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	2	(3)	2	137
Increase (decrease) in net assets derived from
principal transactions	16	430	27	295
Total increase (decrease) in net assets	31	1,175	64	486
Net assets at December 31, 2009	62	3,127	157	929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(47)	(3)	(7)
Total realized gain (loss) on investments
and capital gains distributions	-	(26)	(4)	(26)
Net unrealized appreciation (depreciation)
of investments	21	862	52	148
Net increase (decrease) in net assets from operations	21	789	45	115
Changes from principal transactions:
Premiums	25	399	42	201
Death benefits	-	(1)	(2)	-
Surrenders and withdrawals	(2)	(248)	(30)	(91)
Policy loans	-	3	-	(4)
Contract charges	-	(2)	-	(1)
Transfers between Divisions
(including fixed account), net	17	(150)	15	67
Increase (decrease) in net assets derived from
principal transactions	40	1	25	172
Total increase (decrease) in net assets	61	790	70	287
Net assets at December 31, 2010	$123	$3,917	$227	$1,216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Fidelity®	ING Fidelity®
	ING Davis New	VIP	VIP Equity-	ING Fidelity®
	York Venture	Contrafund®	Income	VIP Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$45	$753	$168	$77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(6)	3	(1)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(15)	(12)	(2)
Net unrealized appreciation (depreciation)
of investments	20	321	67	27
Net increase (decrease) in net assets from operations	17	300	58	24
Changes from principal transactions:
Premiums	24	280	66	27
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(58)	(6)	(7)
Policy loans	-	(4)	(3)	-
Contract charges	-	(2)	(1)	-
Transfers between Divisions
(including fixed account), net	(3)	21	16	-
Increase (decrease) in net assets derived from
principal transactions	21	237	72	20
Total increase (decrease) in net assets	38	537	130	44
Net assets at December 31, 2009	83	1,290	298	121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(8)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(150)	(53)	19
Net unrealized appreciation (depreciation)
of investments	14	381	91	(20)
Net increase (decrease) in net assets from operations	9	223	39	(2)
Changes from principal transactions:
Premiums	24	279	38	17
Death benefits	-	(4)	-	-
Surrenders and withdrawals	(6)	(260)	(45)	(2)
Policy loans	-	(4)	2	-
Contract charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	(7)	163	3	(134)
Increase (decrease) in net assets derived from
principal transactions	11	172	(2)	(119)
Total increase (decrease) in net assets	20	395	37	(121)
Net assets at December 31, 2010	$103	$1,685	$335	$-

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Legg
				Mason
				ClearBridge
	ING Fidelity®	ING JPMorgan	ING JPMorgan	Aggressive
	VIP Mid Cap	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2009	$224	$3,820	$184	$12,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	9	-	(180)
Total realized gain (loss) on investments
and capital gains distributions	21	(99)	(5)	(650)
Net unrealized appreciation (depreciation)
of investments	63	1,079	54	4,307
Net increase (decrease) in net assets from operations	93	989	49	3,477
Changes from principal transactions:
Premiums	94	713	31	803
Death benefits	-	(8)	-	(51)
Surrenders and withdrawals	(27)	(226)	(8)	(1,210)
Policy loans	-	29	-	85
Contract charges	(1)	-	-	(1)
Transfers between Divisions
(including fixed account), net	(27)	(137)	(5)	(544)
Increase (decrease) in net assets derived from
principal transactions	39	371	18	(918)
Total increase (decrease) in net assets	132	1,360	67	2,559
Net assets at December 31, 2009	356	5,180	251	14,646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(22)	(2)	(207)
Total realized gain (loss) on investments
and capital gains distributions	(8)	(158)	(14)	(269)
Net unrealized appreciation (depreciation)
of investments	112	1,257	74	3,596
Net increase (decrease) in net assets from operations	100	1,077	58	3,120
Changes from principal transactions:
Premiums	58	639	35	641
Death benefits	-	(8)	-	(81)
Surrenders and withdrawals	(17)	(584)	(22)	(1,641)
Policy loans	-	-	(2)	74
Contract charges	(1)	-	-	(2)
Transfers between Divisions
(including fixed account), net	-	(412)	(5)	(297)
Increase (decrease) in net assets derived from
principal transactions	40	(365)	6	(1,306)
Total increase (decrease) in net assets	140	712	64	1,814
Net assets at December 31, 2010	$496	$5,892	$315	$16,460

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Legg
	Mason			ING
	ClearBridge	ING	ING	Oppenheimer
	Aggressive	Oppenheimer	Oppenheimer Global Strategic
	Growth	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2009	$8	$29,897	$163	$336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	360	1	8
Total realized gain (loss) on investments
and capital gains distributions	-	48	(5)	(12)
Net unrealized appreciation (depreciation)
of investments	4	10,438	70	66
Net increase (decrease) in net assets from operations	4	10,846	66	62
Changes from principal transactions:
Premiums	5	2,458	58	81
Death benefits	-	(75)	-	-
Surrenders and withdrawals	-	(2,963)	(17)	(12)
Policy loans	-	117	-	-
Contract charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	-	(916)	13	(63)
Increase (decrease) in net assets derived from
principal transactions	5	(1,381)	54	6
Total increase (decrease) in net assets	9	9,465	120	68
Net assets at December 31, 2009	17	39,362	283	404

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	93	1	7
Total realized gain (loss) on investments
and capital gains distributions	-	177	(27)	3
Net unrealized appreciation (depreciation)
of investments	9	5,021	74	46
Net increase (decrease) in net assets from operations	9	5,291	48	56
Changes from principal transactions:
Premiums	20	2,084	96	80
Death benefits	-	(101)	-	-
Surrenders and withdrawals	-	(4,200)	(95)	(112)
Policy loans	-	62	-	1
Contract charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	5	(1,397)	107	23
Increase (decrease) in net assets derived from
principal transactions	25	(3,552)	108	(8)
Total increase (decrease) in net assets	34	1,739	156	48
Net assets at December 31, 2010	$51	$41,101	$439	$452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer
	Total Return	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class
Net assets at January 1, 2009	$5,766	$205	$3,189	$501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	150	6	282	30
Total realized gain (loss) on investments
and capital gains distributions	302	12	(740)	(1)
Net unrealized appreciation (depreciation)
of investments	339	22	2,574	195
Net increase (decrease) in net assets from operations	791	40	2,116	224
Changes from principal transactions:
Premiums	1,608	570	305	692
Death benefits	(59)	-	(8)	(7)
Surrenders and withdrawals	(558)	5	(378)	(12)
Policy loans	(34)	(1)	(29)	(14)
Contract charges	(4)	-	-	(1)
Transfers between Divisions
(including fixed account), net	1,391	77	1,572	136
Increase (decrease) in net assets derived from
principal transactions	2,344	651	1,462	794
Total increase (decrease) in net assets	3,135	691	3,578	1,018
Net assets at December 31, 2009	8,901	896	6,767	1,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	230	21	273	23
Total realized gain (loss) on investments
and capital gains distributions	98	36	1,004	(18)
Net unrealized appreciation (depreciation)
of investments	301	-	(370)	201
Net increase (decrease) in net assets from operations	629	57	907	206
Changes from principal transactions:
Premiums	2,175	243	447	659
Death benefits	(55)	-	(22)	-
Surrenders and withdrawals	(1,289)	(75)	(710)	(92)
Policy loans	(98)	(8)	(14)	8
Contract charges	(4)	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	2,028	(4)	(1,320)	201
Increase (decrease) in net assets derived from
principal transactions	2,757	155	(1,619)	774
Total increase (decrease) in net assets	3,386	212	(712)	980
Net assets at December 31, 2010	$12,287	$1,108	$6,055	$2,499

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2009	$208	$646	$498	$235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	31	10	10
Total realized gain (loss) on investments
and capital gains distributions	(7)	(47)	(6)	(25)
Net unrealized appreciation (depreciation)
of investments	95	417	135	187
Net increase (decrease) in net assets from operations	101	401	139	172
Changes from principal transactions:
Premiums	227	1,347	355	495
Death benefits	-	-	-	-
Surrenders and withdrawals	27	3	(14)	30
Policy loans	-	(19)	(3)	(28)
Contract charges	(1)	(2)	(1)	(2)
Transfers between Divisions
(including fixed account), net	93	62	32	77
Increase (decrease) in net assets derived from
principal transactions	346	1,391	369	572
Total increase (decrease) in net assets	447	1,792	508	744
Net assets at December 31, 2009	655	2,438	1,006	979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	13	2	1
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	(49)	(14)
Net unrealized appreciation (depreciation)
of investments	72	377	138	218
Net increase (decrease) in net assets from operations	80	387	91	205
Changes from principal transactions:
Premiums	243	649	124	664
Death benefits	-	-	-	(2)
Surrenders and withdrawals	(15)	4	3	(15)
Policy loans	(1)	(10)	2	(11)
Contract charges	(1)	(3)	(1)	(3)
Transfers between Divisions
(including fixed account), net	14	103	(252)	39
Increase (decrease) in net assets derived from
principal transactions	240	743	(124)	672
Total increase (decrease) in net assets	320	1,130	(33)	877
Net assets at December 31, 2010	$975	$3,568	$973	$1,856

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2009	$107	$117	$19	$2,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	5	1	120
Total realized gain (loss) on investments
and capital gains distributions	(3)	(4)	(2)	(20)
Net unrealized appreciation (depreciation)
of investments	54	93	24	316
Net increase (decrease) in net assets from operations	54	94	23	416
Changes from principal transactions:
Premiums	83	317	127	120
Death benefits	-	-	-	-
Surrenders and withdrawals	32	-	(6)	(92)
Policy loans	(3)	(7)	(9)	(7)
Contract charges	(1)	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	19	25	70	(54)
Increase (decrease) in net assets derived from
principal transactions	130	334	182	(35)
Total increase (decrease) in net assets	184	428	205	381
Net assets at December 31, 2009	291	545	224	2,964

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	(2)	64
Total realized gain (loss) on investments
and capital gains distributions	(6)	(8)	5	(18)
Net unrealized appreciation (depreciation)
of investments	50	127	61	194
Net increase (decrease) in net assets from operations	43	117	64	240
Changes from principal transactions:
Premiums	36	331	348	54
Death benefits	-	(2)	-	-
Surrenders and withdrawals	3	(17)	(15)	(118)
Policy loans	1	(1)	2	(31)
Contract charges	(1)	(2)	-	(2)
Transfers between Divisions
(including fixed account), net	9	160	33	(3)
Increase (decrease) in net assets derived from
principal transactions	48	469	368	(100)
Total increase (decrease) in net assets	91	586	432	140
Net assets at December 31, 2010	$382	$1,131	$656	$3,104

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
		Price	Price	ING T. Rowe
	ING Solution	Diversified Mid	Diversified Mid	Price Growth
	Income	Cap Growth	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2009	$24	$31,016	$17	$1,988

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(343)	(1)	(30)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(1,082)	(1)	(73)
Net unrealized appreciation (depreciation)
of investments	18	14,785	17	978
Net increase (decrease) in net assets from operations	19	13,360	15	875
Changes from principal transactions:
Premiums	40	2,407	18	533
Death benefits	-	(96)	-	(9)
Surrenders and withdrawals	(3)	(3,142)	-	(204)
Policy loans	-	169	-	(3)
Contract charges	-	(14)	-	(1)
Transfers between Divisions
(including fixed account), net	114	(990)	21	15
Increase (decrease) in net assets derived from
principal transactions	151	(1,666)	39	331
Total increase (decrease) in net assets	170	11,694	54	1,206
Net assets at December 31, 2009	194	42,710	71	3,194

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(486)	(2)	(45)
Total realized gain (loss) on investments
and capital gains distributions	16	(1,131)	2	(25)
Net unrealized appreciation (depreciation)
of investments	(7)	12,232	28	567
Net increase (decrease) in net assets from operations	11	10,615	28	497
Changes from principal transactions:
Premiums	68	2,114	22	464
Death benefits	-	(129)	-	(8)
Surrenders and withdrawals	(130)	(4,933)	(19)	(208)
Policy loans	(2)	57	-	1
Contract charges	-	(14)	-	(1)
Transfers between Divisions
(including fixed account), net	11	(1,640)	56	26
Increase (decrease) in net assets derived from
principal transactions	(53)	(4,545)	59	274
Total increase (decrease) in net assets	(42)	6,070	87	771
Net assets at December 31, 2010	$152	$48,780	$158	$3,965

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe
	Price Growth	ING Templeton	ING Templeton	ING Thornburg
	Equity	Foreign Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2009	$33	$388	$65	$52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(8)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(113)	(5)	(1)
Net unrealized appreciation (depreciation)
of investments	31	266	33	25
Net increase (decrease) in net assets from operations	26	145	27	24
Changes from principal transactions:
Premiums	54	240	36	8
Death benefits	-	-	-	-
Surrenders and withdrawals	(3)	(56)	(9)	-
Policy loans	(1)	2	(2)	-
Contract charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	1	136	2	9
Increase (decrease) in net assets derived from
principal transactions	51	321	27	17
Total increase (decrease) in net assets	77	466	54	41
Net assets at December 31, 2009	110	854	119	93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	1	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(32)	(1)	1
Net unrealized appreciation (depreciation)
of investments	27	121	13	10
Net increase (decrease) in net assets from operations	21	99	13	11
Changes from principal transactions:
Premiums	39	326	41	14
Death benefits	-	-	-	-
Surrenders and withdrawals	(7)	(23)	(2)	(7)
Policy loans	(1)	-	-	(1)
Contract charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	26	12	22	48
Increase (decrease) in net assets derived from
principal transactions	57	314	61	54
Total increase (decrease) in net assets	78	413	74	65
Net assets at December 31, 2010	$188	$1,267	$193	$158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	Large Cap	Large Cap	Kampen	Kampen
	Equity	Equity	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2009	$2,559	$5	$3,160	$132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	51	2
Total realized gain (loss) on investments
and capital gains distributions	(177)	(2)	(248)	(4)
Net unrealized appreciation (depreciation)
of investments	892	4	1,075	41
Net increase (decrease) in net assets from operations	718	2	878	39
Changes from principal transactions:
Premiums	171	4	556	13
Death benefits	(5)	-	(3)	-
Surrenders and withdrawals	(295)	-	(209)	(5)
Policy loans	40	-	14	1
Contract charges	1	-	(1)	-
Transfers between Divisions
(including fixed account), net	(138)	(4)	(31)	9
Increase (decrease) in net assets derived from
principal transactions	(226)	-	326	18
Total increase (decrease) in net assets	492	2	1,204	57
Net assets at December 31, 2009	3,051	7	4,364	189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	10	-
Total realized gain (loss) on investments
and capital gains distributions	(72)	-	(163)	(11)
Net unrealized appreciation (depreciation)
of investments	422	1	749	36
Net increase (decrease) in net assets from operations	337	1	596	25
Changes from principal transactions:
Premiums	156	6	595	36
Death benefits	(3)	-	(8)	(4)
Surrenders and withdrawals	(360)	-	(397)	(27)
Policy loans	22	-	(2)	-
Contract charges	1	-	(1)	-
Transfers between Divisions
(including fixed account), net	(105)	-	(236)	7
Increase (decrease) in net assets derived from
principal transactions	(289)	6	(49)	12
Total increase (decrease) in net assets	48	7	547	37
Net assets at December 31, 2010	$3,099	$14	$4,911	$226

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation
	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I
Net assets at January 1, 2009	$8,665	$148	$1,912	$2,219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	1	154	245
Total realized gain (loss) on investments
and capital gains distributions	(379)	(2)	(159)	30
Net unrealized appreciation (depreciation)
of investments	2,078	34	391	482
Net increase (decrease) in net assets from operations	1,750	33	386	757
Changes from principal transactions:
Premiums	614	44	689	1,331
Death benefits	(14)	-	(1)	(6)
Surrenders and withdrawals	(931)	(3)	(128)	(57)
Policy loans	58	-	(15)	1
Contract charges	(4)	-	(2)	(5)
Transfers between Divisions
(including fixed account), net	(361)	(1)	844	123
Increase (decrease) in net assets derived from
principal transactions	(638)	40	1,387	1,387
Total increase (decrease) in net assets	1,112	73	1,773	2,144
Net assets at December 31, 2009	9,777	221	3,685	4,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	-	102	101
Total realized gain (loss) on investments
and capital gains distributions	(271)	(15)	(242)	(401)
Net unrealized appreciation (depreciation)
of investments	1,197	35	491	839
Net increase (decrease) in net assets from operations	968	20	351	539
Changes from principal transactions:
Premiums	549	47	474	1,080
Death benefits	(44)	(8)	-	-
Surrenders and withdrawals	(1,183)	(85)	(294)	(274)
Policy loans	(25)	-	(13)	(47)
Contract charges	(3)	-	(3)	(7)
Transfers between Divisions
(including fixed account), net	(277)	-	(473)	(239)
Increase (decrease) in net assets derived from
principal transactions	(983)	(46)	(309)	513
Total increase (decrease) in net assets	(15)	(24)	42	1,052
Net assets at December 31, 2010	$9,762	$197	$3,727	$5,415

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING BlackRock
	ING Strategic		Science and
	Allocation	ING Growth	Technology	ING Index Plus
	Moderate	and Income	Opportunities	LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2009	$3,208	$1,058	$376	$2,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	323	4	(10)	43
Total realized gain (loss) on investments
and capital gains distributions	(393)	(137)	(35)	(424)
Net unrealized appreciation (depreciation)
of investments	1,041	425	348	862
Net increase (decrease) in net assets from operations	971	292	303	481
Changes from principal transactions:
Premiums	2,102	111	228	241
Death benefits	(35)	-	-	(18)
Surrenders and withdrawals	(269)	(139)	(33)	(210)
Policy loans	(40)	4	(14)	(9)
Contract charges	(7)	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	532	267	328	(350)
Increase (decrease) in net assets derived from
principal transactions	2,283	242	508	(346)
Total increase (decrease) in net assets	3,254	534	811	135
Net assets at December 31, 2009	6,462	1,592	1,187	2,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	177	(2)	(18)	17
Total realized gain (loss) on investments
and capital gains distributions	(523)	(94)	1	(249)
Net unrealized appreciation (depreciation)
of investments	1,109	370	225	536
Net increase (decrease) in net assets from operations	763	274	208	304
Changes from principal transactions:
Premiums	1,815	173	306	193
Death benefits	(6)	(3)	(6)	(16)
Surrenders and withdrawals	(880)	(256)	(130)	(340)
Policy loans	26	4	(13)	11
Contract charges	(10)	-	(1)	-
Transfers between Divisions
(including fixed account), net	103	425	(17)	(214)
Increase (decrease) in net assets derived from
principal transactions	1,048	343	139	(366)
Total increase (decrease) in net assets	1,811	617	347	(62)
Net assets at December 31, 2010	$8,273	$2,209	$1,534	$2,799

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING	ING
	MidCap	SmallCap	International	International
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$4,600	$2,744	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	12	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,101)	(594)	2	-
Net unrealized appreciation (depreciation)
of investments	2,424	1,165	60	3
Net increase (decrease) in net assets from operations	1,338	583	58	3
Changes from principal transactions:
Premiums	573	331	2	28
Death benefits	(23)	(15)	-	(4)
Surrenders and withdrawals	(463)	(322)	-	(9)
Policy loans	20	2	-	(1)
Contract charges	(1)	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	(20)	7	691	27
Increase (decrease) in net assets derived from
principal transactions	86	2	693	40
Total increase (decrease) in net assets	1,424	585	751	43
Net assets at December 31, 2009	6,024	3,329	751	43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(24)	18	1
Total realized gain (loss) on investments
and capital gains distributions	(579)	(273)	(1)	-
Net unrealized appreciation (depreciation)
of investments	1,743	972	28	2
Net increase (decrease) in net assets from operations	1,143	675	45	3
Changes from principal transactions:
Premiums	533	304	6	82
Death benefits	(26)	(10)	-	-
Surrenders and withdrawals	(808)	(432)	(1)	(80)
Policy loans	(9)	6	-	-
Contract charges	(2)	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	(325)	(22)	7	5
Increase (decrease) in net assets derived from
principal transactions	(637)	(155)	12	6
Total increase (decrease) in net assets	506	520	57	9
Net assets at December 31, 2010	$6,530	$3,849	$808	$52

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING Russell™		ING Russell™
	Opportunistic	Large Cap	ING Russell™	Mid Cap
	Large Cap	Growth Index	Large Cap	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$513	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(241)	(53)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(78)	149	45	1
Net unrealized appreciation (depreciation)
of investments	133	5,975	1,309	59
Net increase (decrease) in net assets from operations	64	5,883	1,301	57
Changes from principal transactions:
Premiums	59	880	238	33
Death benefits	(29)	(81)	(21)	-
Surrenders and withdrawals	(57)	(1,669)	(305)	(6)
Policy loans	9	95	9	(2)
Contract charges	-	3	1	-
Transfers between Divisions
(including fixed account), net	6	34,397	7,322	459
Increase (decrease) in net assets derived from
principal transactions	(12)	33,625	7,244	484
Total increase (decrease) in net assets	52	39,508	8,545	541
Net assets at December 31, 2009	565	39,508	8,545	541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(270)	170	(7)
Total realized gain (loss) on investments
and capital gains distributions	(200)	726	209	23
Net unrealized appreciation (depreciation)
of investments	151	3,597	433	137
Net increase (decrease) in net assets from operations	(42)	4,053	812	153
Changes from principal transactions:
Premiums	42	1,830	447	54
Death benefits	-	(83)	(4)	-
Surrenders and withdrawals	(44)	(4,398)	(1,097)	(31)
Policy loans	1	232	44	1
Contract charges	-	-	1	-
Transfers between Divisions
(including fixed account), net	(522)	(1,327)	(460)	107
Increase (decrease) in net assets derived from
principal transactions	(523)	(3,746)	(1,069)	131
Total increase (decrease) in net assets	(565)	307	(257)	284
Net assets at December 31, 2010	$-	$39,815	$8,288	$825

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
	ING Small	International	ING MidCap	ING SmallCap
	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2009	$22	$12,521	$17,969	$10,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	36	(231)	(151)
Total realized gain (loss) on investments
and capital gains distributions	(3)	(942)	192	187
Net unrealized appreciation (depreciation)
of investments	13	3,966	6,857	2,859
Net increase (decrease) in net assets from operations	10	3,060	6,818	2,895
Changes from principal transactions:
Premiums	20	985	1,098	739
Death benefits	-	(61)	(61)	(44)
Surrenders and withdrawals	(3)	(1,116)	(1,494)	(979)
Policy loans	-	38	90	58
Contract charges	-	(1)	(5)	(5)
Transfers between Divisions
(including fixed account), net	3	(712)	(740)	(452)
Increase (decrease) in net assets derived from
principal transactions	20	(867)	(1,112)	(683)
Total increase (decrease) in net assets	30	2,193	5,706	2,212
Net assets at December 31, 2009	52	14,714	23,675	12,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	87	(164)	(186)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1,223)	1,153	549
Net unrealized appreciation (depreciation)
of investments	27	1,196	5,350	3,263
Net increase (decrease) in net assets from operations	25	60	6,339	3,626
Changes from principal transactions:
Premiums	31	775	1,032	670
Death benefits	-	(73)	(118)	(23)
Surrenders and withdrawals	(3)	(1,413)	(2,918)	(1,311)
Policy loans	(1)	29	31	36
Contract charges	-	-	(6)	(4)
Transfers between Divisions
(including fixed account), net	64	(1,197)	(617)	(308)
Increase (decrease) in net assets derived from
principal transactions	91	(1,879)	(2,596)	(940)
Total increase (decrease) in net assets	116	(1,819)	3,743	2,686
Net assets at December 31, 2010	$168	$12,895	$27,418	$15,226

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return
	Mid-Cap Value	Responsive	Main Street	Portfolio -
	Portfolio -	Portfolio® -	Small Cap	Administrative
	Class VC	Class I	Fund®/VA	Class
Net assets at January 1, 2009	$770	$2,106	$72	$4,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	22	-	85
Total realized gain (loss) on investments
and capital gains distributions	(88)	(15)	(5)	138
Net unrealized appreciation (depreciation)
of investments	318	664	36	546
Net increase (decrease) in net assets from operations	223	671	31	769
Changes from principal transactions:
Premiums	244	332	27	1,145
Death benefits	-	(12)	-	(9)
Surrenders and withdrawals	(58)	(194)	(9)	(454)
Policy loans	-	(4)	(1)	(14)
Contract charges	(1)	(1)	-	(3)
Transfers between Divisions
(including fixed account), net	(30)	73	4	252
Increase (decrease) in net assets derived from
principal transactions	155	194	21	917
Total increase (decrease) in net assets	378	865	52	1,686
Net assets at December 31, 2009	1,148	2,971	124	5,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(42)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	(136)	22	(7)	51
Net unrealized appreciation (depreciation)
of investments	419	624	34	340
Net increase (decrease) in net assets from operations	270	604	26	394
Changes from principal transactions:
Premiums	214	291	34	1,549
Death benefits	(1)	(4)	-	(4)
Surrenders and withdrawals	(105)	(326)	(44)	(667)
Policy loans	1	3	-	(31)
Contract charges	(1)	-	-	(5)
Transfers between Divisions
(including fixed account), net	(111)	(143)	(4)	524
Increase (decrease) in net assets derived from
principal transactions	(3)	(179)	(14)	1,368
Total increase (decrease) in net assets	267	425	12	1,760
Net assets at December 31, 2010	$1,415	$3,396	$136	$7,714

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Pioneer High
	Yield VCT
	Portfolio -
	Class I	Wanger Select	Wanger USA
Net assets at January 1, 2009	$710	$1,712	$1,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(32)	(20)
Total realized gain (loss) on investments
and capital gains distributions	(90)	(94)	(84)
Net unrealized appreciation (depreciation)
of investments	536	1,277	632
Net increase (decrease) in net assets from operations	516	1,151	528
Changes from principal transactions:
Premiums	215	281	267
Death benefits	(2)	-	(4)
Surrenders and withdrawals	(88)	(159)	(67)
Policy loans	2	(12)	-
Contract charges	-	(1)	(2)
Transfers between Divisions
(including fixed account), net	281	207	106
Increase (decrease) in net assets derived from
principal transactions	408	316	300
Total increase (decrease) in net assets	924	1,467	828
Net assets at December 31, 2009	1,634	3,179	2,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	(29)	(30)
Total realized gain (loss) on investments
and capital gains distributions	(68)	(21)	(84)
Net unrealized appreciation (depreciation)
of investments	270	862	552
Net increase (decrease) in net assets from operations	274	812	438
Changes from principal transactions:
Premiums	289	362	313
Death benefits	(1)	(9)	(2)
Surrenders and withdrawals	(327)	(382)	(242)
Policy loans	(4)	(3)	(19)
Contract charges	-	(1)	(2)
Transfers between Divisions
(including fixed account), net	(37)	166	61
Increase (decrease) in net assets derived from
principal transactions	(80)	133	109
Total increase (decrease) in net assets	194	945	547
Net assets at December 31, 2010	$1,828	$4,124	$2,552

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2010, the Account had 105 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 89 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010, and related Trusts are as follows:

American Funds Insurance Series:	Fidelity® Variable Insurance Products:
American Funds Insurance Series® Growth Fund -	Fidelity® VIP Equity-Income Portfolio - Initial Class
Class 2	Fidelity® Variable Insurance Products II:
American Funds Insurance Series® Growth-Income	Fidelity® VIP Contrafund® Portfolio - Initial Class
Fund - Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class
American Funds Insurance Series® International

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Fund - Class 2

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Fidelity® Variable Insurance Products V:	ING Partners, Inc.:
Fidelity® VIP Investment Grade Bond Portfolio -	ING American Century Small-Mid Cap Value
Initial Class	Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING American Century Small-Mid Cap Value
Franklin Templeton Variable Insurance Products Trust:	Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Baron Small Cap Growth Portfolio - Initial Class
ING Balanced Portfolio, Inc.:	ING Baron Small Cap Growth Portfolio - Service Class
ING Balanced Portfolio - Class I	ING Davis New York Venture Portfolio - Initial Class
ING Intermediate Bond Portfolio:	ING Davis New York Venture Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING Fidelity® VIP Contrafund® Portfolio - Service
ING Investors Trust:	Class
ING Artio Foreign Portfolio - Service Class	ING Fidelity® VIP Equity-Income Portfolio - Service
ING Artio Foreign Portfolio - Service 2 Class	Class
ING BlackRock Large Cap Growth Portfolio -	ING Fidelity® VIP Mid Cap Portfolio - Service Class
Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING BlackRock Large Cap Growth Portfolio - Service	ING JPMorgan Mid Cap Value Portfolio - Service
Class	Class
ING Clarion Global Real Estate Portfolio -	ING Legg Mason ClearBridge Aggressive Growth
Institutional Class	Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio -	ING Legg Mason ClearBridge Aggressive Growth
Institutional Class	Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Oppenheimer Global Portfolio - Initial Class
Class	ING Oppenheimer Global Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class
Service Class	ING PIMCO Total Return Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING PIMCO Total Return Portfolio - Service Class
Institutional Class	ING Pioneer High Yield Portfolio - Initial Class
ING Limited Maturity Bond Portfolio - Service Class	ING Solution 2015 Portfolio - Initial Class
ING Liquid Assets Portfolio - Institutional Class	ING Solution 2015 Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio -	ING Solution 2025 Portfolio - Initial Class
Institutional Class	ING Solution 2025 Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING Solution 2035 Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Marsico International Opportunities Portfolio -	ING Solution 2045 Portfolio - Initial Class
Institutional Class	ING Solution 2045 Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Solution Income Portfolio - Initial Class
ING MFS Total Return Portfolio - Service 2 Class	ING Solution Income Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Institutional	ING T. Rowe Price Diversified Mid Cap Growth
Class	Portfolio - Initial Class
ING Pioneer Fund Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Pioneer Mid Cap Value Portfolio - Service Class	Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING T. Rowe Price Growth Equity Portfolio - Initial
Service Class	Class
ING T. Rowe Price Equity Income Portfolio -	ING T. Rowe Price Growth Equity Portfolio - Service
Institutional Class*	Class
ING T. Rowe Price Equity Income Portfolio - Service	ING Templeton Foreign Equity Portfolio - Initial Class
Class	ING Templeton Foreign Equity Portfolio - Service
ING U.S. Stock Index Portfolio - Institutional Class	Class
ING Van Kampen Growth and Income Portfolio -	ING Thornburg Value Portfolio - Service Class
Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial
ING Van Kampen Growth and Income Portfolio -	Class
Service 2 Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Money Market Portfolio:	Class
ING Money Market Portfolio - Class I	ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial
Class

76

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Products Trust:
ING Van Kampen Equity and Income Portfolio -	ING International Value Portfolio - Class I
Service Class	ING MidCap Opportunities Portfolio - Class I
ING Strategic Allocation Portfolios, Inc.:	ING SmallCap Opportunities Portfolio - Class I
ING Strategic Allocation Conservative Portfolio -	Lord Abbett Series Fund, Inc.:
Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING Strategic Allocation Growth Portfolio - Class I	Class VC
ING Strategic Allocation Moderate Portfolio - Class I	Neuberger Berman Advisers Management Trust:
ING Variable Funds:	Neuberger Berman AMT Socially Responsive
ING Growth and Income Portfolio - Class I	Portfolio® - Class I
ING Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING BlackRock Science and Technology	Oppenheimer Main Street Small Cap Fund®/VA
Opportunities Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Index Plus LargeCap Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING Index Plus MidCap Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Index Plus SmallCap Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
ING International Index Portfolio - Class I*	Wanger Advisors Trust:
ING International Index Portfolio - Class S*	Wanger Select
ING RussellTM Large Cap Growth Index Portfolio -	Wanger USA
Class I*
ING RussellTM Large Cap Index Portfolio - Class I*
ING RussellTM Mid Cap Growth Index Portfolio -	* Division was added to the list in 2009
Class S*
ING Small Company Portfolio - Class I

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Institutional
Institutional Class	Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio - Service
Service Class	Class

During 2010, the following Divisions were closed to contractowners:

ING Partners, Inc.:
ING Fidelity® VIP Growth Portfolio - Service Class
ING Variable Portfolios:
ING Opportunistic Large Cap Portfolio - Class I

77

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

The following Divisions were offered to contractowners during 2010 but did not have any activity for the year ended December 31, 2010:

ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of
ReliaStar Life.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended
December 31, 2010 and 2009, were issued.

3	.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal

79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value
Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

80

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
		§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
		§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4	.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2010.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
		§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
		§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
			a)	Quoted prices for similar assets or liabilities in active markets;
			b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
			c)	Inputs other than quoted market prices that are observable; and
			d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
		§	Level 3 - Prices or valuation techniques that require inputs that are both

81

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5	.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ReliaStar Life’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

82

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

83

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6	.	Related Party Transactions

During the year ended December 31, 2010, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc.
and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust, ING Balanced Portfolio, Inc., ING
Intermediate Bond Portfolio Inc., ING Money Market Portfolio, ING Partners, Inc., ING
Strategic Allocation Portfolios, and ING Variable Funds, ING Variable Portfolios, Inc.,.
The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.08% to
0.95% of the average net assets of each respective Fund of the Trust.

84

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7	.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ending December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$1,414	$823	$2,102	$161
American Funds Insurance Series® Growth-Income Fund - Class 2	1,305	477	1,692	213
American Funds Insurance Series® International Fund - Class 2	1,670	397	1,594	210
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	750	3,991	1,158	2,524
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,380	7,573	2,267	4,736
Fidelity® VIP Index 500 Portfolio - Initial Class	3,481	7,785	4,048	5,411
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,693	2,114	2,527	2,667
Fidelity® VIP Money Market Portfolio - Initial Class	7,960	9,786	9,547	11,993
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	561	386	919	434
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	20	84	35	121
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	913	713	703	609
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	543	967	641	986
ING Artio Foreign Portfolio - Service 2 Class	82	60	98	29
ING BlackRock Large Cap Growth Portfolio - Institutional Class	362	1,299	484	871
ING BlackRock Large Cap Growth Portfolio - Service Class	28	30	29	9
ING Clarion Global Real Estate Portfolio - Institutional Class	934	529	657	387
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	53	38	42	5
ING FMRSM Diversified Mid Cap Portfolio - Service Class	478	175	408	200
ING Global Resources Portfolio - Service Class	1,574	1,684	1,387	1,041
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,914	1,362	2,607	868
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	397	2,968	1,052	2,388
ING Limited Maturity Bond Portfolio - Service Class	769	1,296	1,703	1,879
ING Liquid Assets Portfolio - Institutional Class	991	1,101	1,806	1,753
ING Lord Abbett Growth and Income Portfolio - Institutional Class	144	213	169	116
ING Marsico Growth Portfolio - Institutional Class	116	129	148	124
ING Marsico Growth Portfolio - Service Class	24	16	24	10
ING Marsico International Opportunities Portfolio - Institutional
Class	728	2,410	779	1,449
ING MFS Total Return Portfolio - Service Class	645	466	923	522
ING MFS Total Return Portfolio - Service 2 Class	101	7	56	1
ING Pioneer Equity Income Portfolio - Institutional Class	331	250	249	223
ING Pioneer Fund Portfolio - Service Class	94	51	78	42
ING Pioneer Mid Cap Value Portfolio - Service Class	160	55	140	27
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,977	1,947	2,809	790
ING T. Rowe Price Equity Income Portfolio - Institutional Class	707	584	3,870	199

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class	$184	$55	$383	$3,360
ING U.S. Stock Index Portfolio - Institutional Class	173	107	146	11
ING Van Kampen Growth and Income Portfolio - Service Class	370	1,175	577	1,068
ING Van Kampen Growth and Income Portfolio - Service 2 Class	63	9	14	9
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	169	236	456	325
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	474	430	436	262
ING American Century Small-Mid Cap Value Portfolio - Service
Class	43	2	17	1
ING Baron Small Cap Growth Portfolio - Initial Class	393	438	621	226
ING Baron Small Cap Growth Portfolio - Service Class	55	34	28	3
ING Davis New York Venture Portfolio - Initial Class	301	136	306	13
ING Davis New York Venture Portfolio - Service Class	23	13	22	3
ING Fidelity® VIP Contrafund® Portfolio - Service Class	446	282	320	60
ING Fidelity® VIP Equity-Income Portfolio - Service Class	75	75	90	15
ING Fidelity® VIP Growth Portfolio - Service Class	19	138	29	7
ING Fidelity® VIP Mid Cap Portfolio - Service Class	79	43	129	47
ING JPMorgan Mid Cap Value Portfolio - Initial Class	508	895	791	343
ING JPMorgan Mid Cap Value Portfolio - Service Class	51	47	36	13
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	293	1,806	237	1,336
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	26	1	6	-
ING Oppenheimer Global Portfolio - Initial Class	1,052	4,512	2,040	2,467
ING Oppenheimer Global Portfolio - Service Class	203	94	77	18
ING Oppenheimer Global Strategic Income Portfolio - Service Class	109	109	117	104
ING PIMCO Total Return Portfolio - Initial Class	4,378	1,376	3,723	961
ING PIMCO Total Return Portfolio - Service Class	703	525	751	80
ING Pioneer High Yield Portfolio - Initial Class	2,170	3,516	4,653	2,909
ING Solution 2015 Portfolio - Initial Class	941	144	880	46
ING Solution 2015 Portfolio - Service Class	288	40	383	21
ING Solution 2025 Portfolio - Initial Class	844	89	1,540	117
ING Solution 2025 Portfolio - Service Class	191	312	402	23
ING Solution 2035 Portfolio - Initial Class	739	66	641	58
ING Solution 2035 Portfolio - Service Class	66	19	139	5
ING Solution 2045 Portfolio - Initial Class	507	40	352	10
ING Solution 2045 Portfolio - Service Class	383	18	201	16
ING Solution Income Portfolio - Initial Class	144	180	274	179
ING Solution Income Portfolio - Service Class	82	133	244	88
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	412	5,443	774	2,784
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	76	19	42	4
ING T. Rowe Price Growth Equity Portfolio - Initial Class	763	534	609	308
ING T. Rowe Price Growth Equity Portfolio - Service Class	92	36	56	6

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Initial Class	$577	$252	$494	$182
ING Templeton Foreign Equity Portfolio - Service Class	65	3	37	10
ING Thornburg Value Portfolio - Service Class	68	14	20	3
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	125	427	158	382
ING UBS U.S. Large Cap Equity Portfolio - Service Class	6	-	4	3
ING Van Kampen Comstock Portfolio - Initial Class	539	578	711	333
ING Van Kampen Comstock Portfolio - Service Class	39	28	26	5
ING Van Kampen Equity and Income Portfolio - Initial Class	673	1,614	511	1,097
ING Van Kampen Equity and Income Portfolio - Service Class	50	96	45	4
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	2,429	2,635	1,844	303
ING Strategic Allocation Growth Portfolio - Class I	1,114	500	1,923	134
ING Strategic Allocation Moderate Portfolio - Class I	2,243	1,017	3,383	649
ING Variable Funds:
ING Growth and Income Portfolio - Class I	728	388	492	246
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	411	290	612	115
ING Index Plus LargeCap Portfolio - Class I	437	786	458	761
ING Index Plus MidCap Portfolio - Class I	1,035	1,693	1,271	1,170
ING Index Plus SmallCap Portfolio - Class I	511	690	598	585
ING International Index Portfolio - Class I	160	129	748	59
ING International Index Portfolio - Class S	10	3	40	-
ING Opportunistic Large Cap Portfolio - Class I	60	576	107	109
ING Russell™ Large Cap Growth Index Portfolio - Class I	507	4,522	35,042	1,658
ING Russell™ Large Cap Index Portfolio - Class I	487	1,386	7,605	414
ING Russell™ Mid Cap Growth Index Portfolio - Class S	252	123	494	13
ING Small Company Portfolio - Class I	94	5	26	6
ING Variable Products Trust:
ING International Value Portfolio - Class I	661	2,453	677	1,507
ING MidCap Opportunities Portfolio - Class I	483	3,242	395	1,739
ING SmallCap Opportunities Portfolio - Class I	442	1,568	381	1,216
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	233	249	237	89
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	266	485	440	225
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	33	47	31	9
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,317	881	2,324	1,104
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	635	642	728	251
Wanger Advisors Trust:
Wanger Select	675	571	570	285
Wanger USA	445	366	407	127

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8	.	Changes in Units

The net changes in units outstanding follow:

			Year Ending December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	264,165	184,668	79,497	409,435	100,717	308,718
American Funds Insurance Series® Growth-Income Fund - Class 2	216,412	109,926	106,486	290,239	64,982	225,257
American Funds Insurance Series® International Fund - Class 2	231,504	88,358	143,146	263,112	71,174	191,938
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	115,640	293,778	(178,138)	177,068	282,784	(105,716)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	205,368	423,887	(218,519)	301,136	417,827	(116,691)
Fidelity® VIP Index 500 Portfolio - Initial Class	267,747	568,400	(300,653)	377,122	593,230	(216,108)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	142,311	199,146	(56,835)	165,997	261,404	(95,407)
Fidelity® VIP Money Market Portfolio - Initial Class	884,305	1,008,027	(123,722)	1,089,746	1,259,695	(169,949)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	67,254	51,101	16,153	118,724	78,704	40,020
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	1	7,007	(7,006)	2	12,215	(12,213)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	79,331	70,185	9,146	70,294	74,282	(3,988)
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	70,798	101,153	(30,355)	87,453	126,827	(39,374)
ING Artio Foreign Portfolio - Service 2 Class	9,488	6,733	2,755	10,002	3,327	6,675
ING BlackRock Large Cap Growth Portfolio - Institutional Class	120,600	225,721	(105,121)	169,836	217,037	(47,201)
ING BlackRock Large Cap Growth Portfolio - Service Class	3,882	4,076	(194)	4,383	1,904	2,479
ING Clarion Global Real Estate Portfolio - Institutional Class	103,856	88,039	15,817	122,067	88,185	33,882
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	5,547	3,839	1,708	5,283	686	4,597
ING FMRSM Diversified Mid Cap Portfolio - Service Class	44,279	21,108	23,171	45,530	25,402	20,128

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	197,516	207,494	(9,978)	228,993	192,922	36,071
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	154,401	104,549	49,852	190,417	89,552	100,865
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	128,573	326,657	(198,084)	193,573	361,837	(168,264)
ING Limited Maturity Bond Portfolio - Service Class	85,542	148,541	(62,999)	165,453	214,189	(48,736)
ING Liquid Assets Portfolio - Institutional Class	87,116	95,355	(8,239)	197,917	191,790	6,127
ING Lord Abbett Growth and Income Portfolio - Institutional Class	16,570	23,276	(6,706)	28,245	19,445	8,800
ING Marsico Growth Portfolio - Institutional Class	15,808	17,339	(1,531)	23,878	21,021	2,857
ING Marsico Growth Portfolio - Service Class	2,445	1,595	850	2,998	1,125	1,873
ING Marsico International Opportunities Portfolio - Institutional Class	118,685	258,573	(139,888)	162,293	229,665	(67,372)
ING MFS Total Return Portfolio - Service Class	68,208	52,375	15,833	93,572	60,545	33,027
ING MFS Total Return Portfolio - Service 2 Class	10,110	729	9,381	5,920	395	5,525
ING Pioneer Equity Income Portfolio - Institutional Class	43,784	36,604	7,180	56,507	47,666	8,841
ING Pioneer Fund Portfolio - Service Class	9,567	5,293	4,274	9,552	5,939	3,613
ING Pioneer Mid Cap Value Portfolio - Service Class	15,651	5,952	9,699	15,689	3,168	12,521
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	326,836	251,447	75,389	328,490	152,112	176,378
ING T. Rowe Price Equity Income Portfolio - Institutional Class	76,593	68,838	7,755	389,513	27,013	362,500
ING T. Rowe Price Equity Income Portfolio - Service Class	12,223	2,864	9,359	51,102	320,549	(269,447)
ING U.S. Stock Index Portfolio - Institutional Class	18,473	11,643	6,830	19,732	1,968	17,764
ING Van Kampen Growth and Income Portfolio - Service Class	83,853	148,668	(64,815)	115,181	168,802	(53,621)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	6,495	999	5,496	1,715	1,009	706
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	17,358	23,079	(5,721)	41,029	28,764	12,265
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	28,951	26,394	2,557	33,254	21,863	11,391
ING American Century Small-Mid Cap Value Portfolio - Service Class	3,650	207	3,443	1,929	214	1,715
ING Baron Small Cap Growth Portfolio - Initial Class	35,821	35,441	380	60,528	29,046	31,482
ING Baron Small Cap Growth Portfolio - Service Class	6,027	3,534	2,493	3,882	469	3,413
ING Davis New York Venture Portfolio - Initial Class	33,294	16,410	16,884	38,960	3,741	35,219

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	2,556	1,482	1,074	3,401	832	2,569
ING Fidelity® VIP Contrafund® Portfolio - Service Class	44,821	29,058	15,763	34,590	8,568	26,022
ING Fidelity® VIP Equity-Income Portfolio - Service Class	5,223	5,357	(134)	11,820	2,392	9,428
ING Fidelity® VIP Growth Portfolio - Service Class	2,122	15,551	(13,429)	3,720	1,025	2,695
ING Fidelity® VIP Mid Cap Portfolio - Service Class	5,679	2,639	3,040	9,551	5,618	3,933
ING JPMorgan Mid Cap Value Portfolio - Initial Class	52,385	73,638	(21,253)	78,638	50,699	27,939
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,722	3,908	814	4,096	1,750	2,346
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	106,545	232,347	(125,802)	134,262	248,951	(114,689)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	2,749	57	2,692	751	42	709
ING Oppenheimer Global Portfolio - Initial Class	164,667	372,074	(207,407)	246,605	355,229	(108,624)
ING Oppenheimer Global Portfolio - Service Class	17,616	8,699	8,917	7,977	2,804	5,173
ING Oppenheimer Global Strategic Income Portfolio - Service Class	9,167	9,816	(649)	11,339	11,189	150
ING PIMCO Total Return Portfolio - Initial Class	380,631	179,599	201,032	338,772	150,416	188,356
ING PIMCO Total Return Portfolio - Service Class	46,511	34,308	12,203	60,402	5,535	54,867
ING Pioneer High Yield Portfolio - Initial Class	168,013	295,023	(127,010)	474,968	355,424	119,544
ING Solution 2015 Portfolio - Initial Class	103,479	18,197	85,282	111,387	7,910	103,477
ING Solution 2015 Portfolio - Service Class	25,077	2,667	22,410	41,728	3,097	38,631
ING Solution 2025 Portfolio - Initial Class	102,091	12,980	89,111	216,331	17,782	198,549
ING Solution 2025 Portfolio - Service Class	19,184	32,933	(13,749)	44,307	5,840	38,467
ING Solution 2035 Portfolio - Initial Class	93,047	10,494	82,553	94,572	9,583	84,989
ING Solution 2035 Portfolio - Service Class	6,542	1,895	4,647	16,042	697	15,345
ING Solution 2045 Portfolio - Initial Class	63,663	5,946	57,717	53,400	2,365	51,035
ING Solution 2045 Portfolio - Service Class	36,649	1,741	34,908	21,598	1,788	19,810
ING Solution Income Portfolio - Initial Class	8,043	18,274	(10,231)	13,953	17,126	(3,173)
ING Solution Income Portfolio - Service Class	7,121	12,065	(4,944)	16,243	839	15,404
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	234,832	624,105	(389,273)	381,263	574,943	(193,680)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	6,897	1,785	5,112	4,416	67	4,349
ING T. Rowe Price Growth Equity Portfolio - Initial Class	67,352	49,877	17,475	69,825	41,912	27,913

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Service Class	9,037	3,819	5,218	7,290	1,078	6,212
ING Templeton Foreign Equity Portfolio - Initial Class	75,953	35,709	40,244	75,977	33,331	42,646
ING Templeton Foreign Equity Portfolio - Service Class	8,055	478	7,577	6,345	1,986	4,359
ING Thornburg Value Portfolio - Service Class	6,253	1,312	4,941	2,226	367	1,859
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	22,737	51,424	(28,687)	31,746	59,865	(28,119)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	635	10	625	553	434	119
ING Van Kampen Comstock Portfolio - Initial Class	59,952	63,575	(3,623)	78,664	52,404	26,260
ING Van Kampen Comstock Portfolio - Service Class	4,454	3,414	1,040	3,282	877	2,405
ING Van Kampen Equity and Income Portfolio - Initial Class	79,377	165,055	(85,678)	88,358	151,015	(62,657)
ING Van Kampen Equity and Income Portfolio - Service Class	4,839	8,760	(3,921)	4,352	510	3,842
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	195,067	218,624	(23,557)	154,999	32,682	122,317
ING Strategic Allocation Growth Portfolio - Class I	89,230	50,376	38,854	150,085	22,436	127,649
ING Strategic Allocation Moderate Portfolio - Class I	180,550	97,793	82,757	297,404	87,113	210,291
ING Variable Funds:
ING Growth and Income Portfolio - Class I	77,714	41,236	36,478	54,154	31,120	23,034
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	39,575	29,996	9,579	63,534	16,052	47,482
ING Index Plus LargeCap Portfolio - Class I	40,677	70,839	(30,162)	47,455	84,124	(36,669)
ING Index Plus MidCap Portfolio - Class I	96,147	136,523	(40,376)	136,802	133,264	3,538
ING Index Plus SmallCap Portfolio - Class I	47,940	58,513	(10,573)	62,566	66,052	(3,486)
ING International Index Portfolio - Class I	11,536	10,714	822	75,268	5,969	69,299
ING International Index Portfolio - Class S	825	293	532	3,990	15	3,975
ING Opportunistic Large Cap Portfolio - Class I	5,877	69,146	(63,269)	14,065	16,027	(1,962)
ING Russell™ Large Cap Growth Index Portfolio - Class I	209,685	526,274	(316,589)	3,600,838	235,620	3,365,218
ING Russell™ Large Cap Index Portfolio - Class I	55,362	145,062	(89,700)	782,361	55,110	727,251
ING Russell™ Mid Cap Growth Index Portfolio - Class S	21,870	11,078	10,792	48,568	1,305	47,263
ING Small Company Portfolio - Class I	7,681	363	7,318	2,371	325	2,046

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	61,855	156,888	(95,033)	82,853	130,903	(48,050)
ING MidCap Opportunities Portfolio - Class I	181,599	477,537	(295,938)	251,992	426,329	(174,337)
ING SmallCap Opportunities Portfolio - Class I	46,456	84,783	(38,327)	64,579	100,078	(35,499)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	29,685	30,091	(406)	37,570	16,736	20,834
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	29,276	42,432	(13,156)	49,709	30,785	18,924
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	3,293	4,462	(1,169)	3,955	1,434	2,521
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	215,277	113,235	102,042	219,993	142,613	77,380
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	53,632	58,858	(5,226)	74,570	32,175	42,395
Wanger Advisors Trust:
Wanger Select	65,652	56,070	9,582	74,540	45,772	28,768
Wanger USA	47,417	39,458	7,959	51,485	21,226	30,259

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

9	.	Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® Growth Fund -
Class 2
Contracts in accumulation period	905,563.260	$9.21	$8,340,238

American Funds Insurance Series® Growth-Income
Fund - Class 2
Contracts in accumulation period	676,481.390	$8.54	$5,777,151

American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period	678,993.392	$9.25	$6,280,689

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period	1,514,891.559	$20.86	$31,600,638

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period	2,257,366.396	$31.41	$70,903,878

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period	3,358,392.072	$22.34	$75,026,479

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period	972,798.435	$16.49	$16,041,446

Fidelity® VIP Money Market Portfolio - Initial Class
Currently payable annuity contracts	6,301.186	$10.60	$66,793
Contracts in accumulation period	693,988.312	13.72	9,521,520
	700,289.498		$9,588,313
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period	219,143.305	$12.96	$2,840,097

ING Balanced Portfolio - Class I
Contracts in accumulation period	64,398.990	$11.27	$725,777

ING Intermediate Bond Portfolio - Class I
Contracts in accumulation period	219,267.966	$11.70	$2,565,435

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period	330,723.076	$13.49	$4,461,454

ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period	49,007.694	$11.75	$575,840

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period	1,517,308.722	$8.49	$12,881,951

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period	7,221.824	$8.42	$60,808

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period	393,258.895	$10.00	$3,932,589

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period	10,124.270	$11.80	$119,466

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period	132,959.815	$15.62	$2,076,832

ING Global Resources Portfolio - Service Class
Contracts in accumulation period	677,806.006	$13.46	$9,123,269

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period	460,502.850	$24.14	$11,116,539

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period	1,588,669.890	$14.06	$22,336,699

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	668,504.186	$11.32	$7,567,467

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	139,601.598	$10.78	$1,504,905

ING Lord Abbett Growth and Income Portfolio -
Institutional Class
Contracts in accumulation period	72,103.146	$9.46	$682,096

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	76,987.378	$9.73	$749,087

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	10,307.007	$11.83	$121,932

ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period	1,231,740.295	$13.88	$17,096,555

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	239,972.541	$13.69	$3,285,224

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period	21,747.739	$11.05	$240,313

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period	215,379.504	$8.31	$1,789,804

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	23,967.658	$11.79	$282,579

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	38,291.048	$11.89	$455,281

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period	1,137,940.469	$13.53	$15,396,335

ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period	370,254.904	$13.63	$5,046,574

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period	33,080.638	$14.93	$493,894

ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period	47,542.329	$10.80	$513,457

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period	829,553.082	$11.67	$9,680,884

ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period	9,712.837	$11.47	$111,406

ING Money Market Portfolio - Class I
Contracts in accumulation period	36,772.160	$10.78	$396,404

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period	88,925.801	$22.02	$1,958,146

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period	8,782.195	$13.98	$122,775

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	190,330.352	$20.58	$3,916,999

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	18,558.156	$12.21	$226,595

ING Davis New York Venture Portfolio - Initial Class
Contracts in accumulation period	109,588.434	$11.10	$1,216,432

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period	9,885.450	$10.42	$103,006

ING Fidelity® VIP Contrafund® Portfolio - Service Class
Contracts in accumulation period	132,850.775	$12.68	$1,684,548

ING Fidelity® VIP Equity-Income Portfolio - Service
Class
Contracts in accumulation period	33,370.261	$10.05	$335,371

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period	32,361.954	$15.32	$495,785

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	307,213.653	$19.18	$5,892,358

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	25,223.509	$12.49	$315,042

ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
Contracts in accumulation period	1,362,600.300	$12.08	$16,460,212

ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period	4,610.667	$11.13	$51,317

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	2,160,952.861	$19.02	$41,101,323

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	33,755.897	$13.00	$438,827

ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Contracts in accumulation period	34,868.651	$12.96	$451,898

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	876,360.580	$14.02	$12,286,575

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period	85,762.587	$12.92	$1,108,053

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period	406,651.111	$14.89	$6,055,035

ING Solution 2015 Portfolio - Initial Class
Contracts in accumulation period	257,335.365	$9.71	$2,498,726

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period	85,030.480	$11.47	$975,300

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Initial Class
Contracts in accumulation period	385,322.641	$9.26	$3,568,088

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period	85,853.696	$11.33	$972,722

ING Solution 2035 Portfolio - Initial Class
Contracts in accumulation period	204,683.166	$9.07	$1,856,476

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period	33,330.549	$11.47	$382,301

ING Solution 2045 Portfolio - Initial Class
Contracts in accumulation period	128,046.779	$8.83	$1,130,653

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period	57,071.021	$11.49	$655,746

ING Solution Income Portfolio - Initial Class
Contracts in accumulation period	298,201.432	$10.41	$3,104,277

ING Solution Income Portfolio - Service Class
Contracts in accumulation period	13,089.675	$11.61	$151,971

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts	147.189	$13.17	$1,938
Contracts in accumulation period	3,557,872.678	13.71	48,778,434
	3,558,019.867		$48,780,372
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period	11,792.174	$13.44	$158,487

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Contracts in accumulation period	243,981.516	$16.25	$3,964,700

ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period	15,986.975	$11.77	$188,167

ING Templeton Foreign Equity Portfolio - Initial Class
Contracts in accumulation period	145,119.834	$8.73	$1,266,896

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period	22,307.507	$8.67	$193,406

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period	13,848.342	$11.41	$158,010

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	283,548.866	$10.93	$3,099,189

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	1,395.313	$10.38	$14,483

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period	324,999.241	$15.11	$4,910,739

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period	21,867.110	$10.32	$225,669

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period	780,349.895	$12.51	$9,762,177

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period	16,122.259	$12.21	$196,853

ING Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period	284,523.895	$13.10	$3,727,263

ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	382,126.131	$14.17	$5,414,727

ING Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	603,890.392	$13.70	$8,273,298

ING Growth and Income Portfolio - Class I
Contracts in accumulation period	193,065.628	$11.44	$2,208,671

ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period	100,407.656	$15.28	$1,534,229

ING Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	202,833.345	$13.80	$2,799,100

ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	369,152.394	$17.69	$6,530,306

ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	223,527.829	$17.22	$3,849,149

ING International Index Portfolio - Class I
Contracts in accumulation period	70,120.866	$11.53	$808,494

ING International Index Portfolio - Class S
Contracts in accumulation period	4,506.604	$11.50	$51,826

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Contracts in accumulation period	3,048,629.394	$13.06	$39,815,100

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period	637,550.698	$13.00	$8,288,159

ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period	58,054.997	$14.21	$824,962

ING Small Company Portfolio - Class I
Contracts in accumulation period	11,773.792	$14.26	$167,894

ING International Value Portfolio - Class I
Contracts in accumulation period	619,933.631	$20.80	$12,894,620

ING MidCap Opportunities Portfolio - Class I
Currently payable annuity contracts	138.066	$18.27	$2,522
Contracts in accumulation period	2,693,044.321	10.18	27,415,191
	2,693,182.387		$27,417,713
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	513,351.955	$29.66	$15,226,019

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period	128,009.836	$11.05	$1,414,509

Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period	221,111.153	$15.36	$3,396,267

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period	10,841.262	$12.58	$136,383

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period	575,707.953	$13.40	$7,714,487

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period	130,563.222	$14.00	$1,827,885

Wanger Select
Contracts in accumulation period	253,964.305	$16.24	$4,124,380

Wanger USA
Contracts in accumulation period	179,322.753	$14.23	$2,551,763

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

10	.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
American Funds Insurance Series® Growth Fund -
Class 2
2010	906		$9.21	$8,340		0.73%	1.40%	17.03%
2009	826		$7.87	$6,501		0.72%	1.40%	37.59%
2008	517		$5.72	$2,959		1.32%	1.40%	-44.79%
2007	211		$10.36	$2,185		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
American Funds Insurance Series® Growth-Income
Fund- Class 2
2010	676		$8.54	$5,777		1.55%	1.40%	9.91%
2009	570		$7.77	$4,429		1.78%	1.40%	29.28%
2008	345		$6.01	$2,072		2.37%	1.40%	-38.67%
2007	168		$9.80	$1,642		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
American Funds Insurance Series® International
Fund- Class 2
2010	679		$9.25	$6,281		2.10%	1.40%	5.71%
2009	536		$8.75	$4,689		1.73%	1.40%	41.13%
2008	344		$6.20	$2,132		2.86%	1.40%	-42.96%
2007	164		$10.87	$1,779		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	1,515		$20.86	$31,601		1.73%	1.40%	13.55%
2009	1,693		$18.37	$31,101		2.18%	1.40%	28.37%
2008	1,799		$14.31	$25,740		2.38%	1.40%	-43.44%
2007	2,150		$25.30	$54,401		1.75%	1.40%	0.12%
2006	2,564		$14.95 to $25.27	$64,793		3.27%	1.40%	18.53% to 18.56%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Investment
Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	2,257	$31.41	$70,904	1.17%	1.40%	15.61%
2009	2,476	$27.17	$67,270	1.35%	1.40%	33.78%
2008	2,593	$20.31	$52,655	0.97%	1.40%	-43.30%
2007	2,941	$35.82	$105,338	0.90%	1.40%	15.96%
2006	3,421	$30.89	$105,673	1.29%	1.40%	10.16%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	3,358	$22.34	$75,026	1.85%	1.40%	13.40%
2009	3,659	$19.70	$72,083	2.43%	1.40%	24.84%
2008	3,875	$15.78	$61,150	2.10%	1.40%	-37.87%
2007	4,463	$25.40	$113,357	3.63%	1.40%	3.97%
2006	5,171	$24.43	$126,311	1.71%	1.40%	14.11%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2010	973	$16.49	$16,041	3.55%	1.40%	6.25%
2009	1,030	$15.52	$15,980	8.53%	1.40%	14.12%
2008	1,125	$13.60	$15,301	4.36%	1.40%	-4.56%
2007	1,349	$14.25	$19,220	4.36%	1.40%	2.89%
2006	1,602	$13.85	$22,191	4.06%	1.40%	2.90%
Fidelity® VIP Money Market Portfolio - Initial Class
2010	700	$10.60 to $13.72	$9,588	0.18%	1.40%	-1.21%	to	-1.15%
2009	824	$10.73 to $13.88	$11,415	0.74%	1.40%	-0.65%	to	-0.64%
2008	994	$10.80 to $13.97	$13,860	2.94%	1.40%	1.60%
2007	876	$10.63 to $13.75	$12,019	5.39%	1.40%	3.70%	to	3.71%
2006	899	$10.25 to $13.26	$11,894	4.78%	1.40%	3.43%
Franklin Small Cap Value Securities Fund - Class 2
2010	219	$12.96	$2,840	0.77%	1.40%	26.44%
2009	203	$10.25	$2,081	1.53%	1.40%	27.33%
2008	163	$8.05	$1,312	1.20%	1.40%	-33.91%
2007	138	$12.18	$1,677	0.82%	1.40%	-3.79%
2006	99	$12.66	$1,249	0.61%	1.40%	15.41%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Balanced Portfolio - Class I
2010	64		$11.27	$726		2.78%	1.40%	12.59%
2009	71		$10.01	$715		4.48%	1.40%	17.49%
2008	84		$8.52	$712		3.99%	1.40%	-29.06%
2007	112		$12.01	$1,341		2.80%	1.40%	4.07%
2006	137		$11.54	$1,583		0.17%	1.40%	8.46%
ING Intermediate Bond Portfolio - Class I
2010	219		$11.70	$2,565		5.17%	1.40%	8.33%
2009	210		$10.80	$2,269		6.59%	1.40%	9.98%
2008	214		$9.82	$2,103		6.95%	1.40%	-9.74%
2007	132		$10.88	$1,435		4.83%	1.40%	4.51%
2006	73		$10.41	$762		7.63%	1.40%	2.66%
ING Artio Foreign Portfolio - Service Class
2010	331		$13.49	$4,461		-	1.40%	5.39%
2009	361		$12.80	$4,622		3.38%	1.40%	18.52%
2008	400		$10.80	$4,325		-	1.40%	-44.39%
2007	462		$19.42	$8,979		0.08%	1.40%	14.84%
2006	497		$16.91	$8,411		-	1.40%	27.33%
ING Artio Foreign Portfolio - Service 2 Class
2010	49		$11.75	$576		-	1.40%	5.29%
2009	46		$11.16	$516		3.15%	1.40%	18.35%
2008	40		$9.43	$373		-	1.40%	-44.50%
2007	28		$16.99	$473		-	1.40%	14.57%
2006	15		$14.83	$222		-	1.40%	27.30%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	1,517		$8.49	$12,882		0.47%	1.40%	12.01%
2009	1,622		$7.58	$12,298		0.58%	1.40%	28.91%
2008	1,670		$5.88	$9,817		0.21%	1.40%	-39.82%
2007	1,864		$9.77	$18,207		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2010	7		$8.42	$61		-	1.40%	11.82%
2009	7		$7.53	$56		-	1.40%	28.50%
2008	5		$5.86	$29		-	1.40%	-39.90%
2007	4		$9.75	$39		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2010	393		$10.00	$3,933		8.72%	1.40%	14.68%
2009	377		$8.72	$3,291		2.48%	1.40%	31.92%
2008	344		$6.61	$2,271		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2010	10		$11.80	$119		-	1.40%	26.75%
2009	8		$9.31	$78		-	1.40%	37.72%
2008	4		$6.76	$26		-	1.40%	-39.86%
2007	-		$11.24	$5		-	1.40%	13.19%
2006	-		$9.93	-		(a)	1.40%	(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	133		$15.62	$2,077		0.17%	1.40%	26.58%
2009	110		$12.34	$1,355		0.46%	1.40%	37.26%
2008	90		$8.99	$806		0.82%	1.40%	-39.99%
2007	76		$14.98	$1,141		0.11%	1.40%	12.89%
2006	52		$13.27	$696		-	1.40%	10.31%
ING Global Resources Portfolio - Service Class
2010	678		$13.46	$9,123		0.88%	1.40%	19.96%
2009	688		$11.22	$7,717		0.29%	1.40%	35.51%
2008	652		$8.28	$5,396		1.94%	1.40%	-41.81%
2007	659		$14.23	$9,382		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	461		$24.14	$11,117		0.50%	1.40%	18.62%
2009	411		$20.35	$8,357		1.21%	1.40%	69.16%
2008	310		$12.03	$3,727		2.35%	1.40%	-51.94%
2007	374		$25.03	$9,360		1.00%	1.40%	36.55%
2006	284		$18.33	$5,203		0.46%	1.40%	33.89%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2010	1,589		$14.06	$22,337		0.43%	1.40%	25.31%
2009	1,787		$11.22	$20,047		0.75%	1.40%	25.64%
2008	1,955		$8.93	$17,458		0.81%	1.40%	-30.61%
2007	2,330		$12.87	$29,981		0.33%	1.40%	-2.94%
2006	2,879		$13.26	$38,173		0.14%	1.40%	15.30%
ING Limited Maturity Bond Portfolio - Service Class
2010	669		$11.32	$7,567		3.74%	1.40%	1.71%
2009	732		$11.13	$8,142		4.47%	1.40%	5.70%
2008	780		$10.53	$8,216		6.68%	1.40%	-1.68%
2007	818		$10.71	$8,759		1.93%	1.40%	4.28%
2006	978		$10.27	$10,039		7.62%	1.40%	2.39%
ING Liquid Assets Portfolio - Institutional Class
2010	140		$10.78	$1,505		0.06%	1.40%	-1.28%
2009	148		$10.92	$1,614		0.31%	1.40%	-0.91%
2008	142		$11.02	$1,562		3.04%	1.40%	1.29%
2007	140		$10.88	$1,526		5.10%	1.40%	3.72%
2006	11		$10.49	$120		4.18%	1.40%	3.55%
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
2010	72		$9.46	$682		0.75%	1.40%	15.79%
2009	79		$8.17	$644		1.06%	1.40%	17.39%
2008	70		$6.96	$487		3.59%	1.40%	-37.24%
2007	62		$11.09	$684		0.50%	1.40%	2.88%
2006	11		$10.78	$120		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Marsico Growth Portfolio - Institutional Class
2010	77		$9.73	$749		0.72%	1.40%	18.37%
2009	79		$8.22	$645		1.24%	1.40%	27.44%
2008	76		$6.45	$488		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)
ING Marsico Growth Portfolio - Service Class
2010	10		$11.83	$122		0.92%	1.40%	18.18%
2009	9		$10.01	$95		1.29%	1.40%	27.19%
2008	8		$7.87	$60		-	1.40%	-41.14%
2007	48		$13.37	$647		-	1.40%	12.54%
2006	40		$11.88	$474		-	1.40%	3.48%
ING Marsico International Opportunities Portfolio -
Institutional Class
2010	1,232		$13.88	$17,097		1.66%	1.40%	12.39%
2009	1,372		$12.35	$16,940		1.56%	1.40%	36.01%
2008	1,439		$9.08	$13,066		1.23%	1.40%	-50.03%
2007	1,675		$18.17	$30,432		1.22%	1.40%	19.23%
2006	1,983		$15.24	$30,226		0.14%	1.40%	22.51%
ING MFS Total Return Portfolio - Service Class
2010	240		$13.69	$3,285		0.46%	1.40%	8.31%
2009	224		$12.64	$2,833		2.73%	1.40%	16.28%
2008	191		$10.87	$2,077		5.10%	1.40%	-23.40%
2007	288		$14.19	$4,082		2.66%	1.40%	2.53%
2006	385		$13.84	$5,324		2.40%	1.40%	10.37%
ING MFS Total Return Portfolio - Service 2 Class
2010	22		$11.05	$240		0.55%	1.40%	8.12%
2009	12		$10.22	$126		3.23%	1.40%	16.14%
2008	7		$8.80	$60		7.48%	1.40%	-23.54%
2007	4		$11.51	$47		2.38%	1.40%	2.40%
2006	3		$11.24	$37		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Equity Income Portfolio - Institutional
Class
2010	215		$8.31	$1,790		2.45%	1.40%	17.71%
2009	208		$7.06	$1,470		-	1.40%	11.18%
2008	199		$6.35	$1,266		2.82%	1.40%	-31.13%
2007	231		$9.22	$2,134		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
ING Pioneer Fund Portfolio - Service Class
2010	24		$11.79	$283		1.23%	1.40%	14.24%
2009	20		$10.32	$203		1.18%	1.40%	22.42%
2008	16		$8.43	$136		3.14%	1.40%	-35.65%
2007	9		$13.10	$119		1.14%	1.40%	3.64%
2006	5		$12.64	$57		-	1.40%	15.12%
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	38		$11.89	$455		1.07%	1.40%	16.34%
2009	29		$10.22	$292		1.41%	1.40%	23.43%
2008	16		$8.28	$133		2.30%	1.40%	-34.08%
2007	10		$12.56	$128		1.05%	1.40%	4.06%
2006	5		$12.07	$63		0.17%	1.40%	10.73%
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	1,138		$13.53	$15,396		1.63%	1.40%	12.38%
2009	1,063		$12.04	$12,793		2.03%	1.40%	31.44%
2008	886		$9.16	$8,117		4.56%	1.40%	-28.55%
2007	770		$12.82	$9,875		1.99%	1.40%	2.97%
2006	533		$12.45	$6,636		1.24%	1.40%	13.08%
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2010	370		$13.63	$5,047		1.89%	1.40%	13.58%
2009	363		$12.00	$4,350		(d)	1.40%	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
2006	(d)		(d)	(d)		(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	33		$14.93	$494		1.74%	1.40%	13.36%
2009	24		$13.17	$312		0.64%	1.40%	23.20%
2008	293		$10.69	$3,134		4.28%	1.40%	-36.56%
2007	302		$16.85	$5,084		1.39%	1.40%	1.63%
2006	320		$16.58	$5,313		1.32%	1.40%	17.42%
ING U.S. Stock Index Portfolio - Institutional Class
2010	48		$10.80	$513		1.55%	1.40%	13.21%
2009	41		$9.54	$388		0.71%	1.40%	24.38%
2008	23		$7.67	$176		4.28%	1.40%	-37.94%
2007	16		$12.36	$198		3.18%	1.40%	3.78%
2006	20		$11.91	$242		1.88%	1.40%	13.86%
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	830		$11.67	$9,681		0.24%	1.40%	10.93%
2009	894		$10.52	$9,409		1.24%	1.40%	22.33%
2008	948		$8.60	$8,153		3.55%	1.40%	-33.18%
2007	1,260		$12.87	$16,217		1.41%	1.40%	1.10%
2006	1,647		$12.73	$20,970		1.99%	1.40%	14.38%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2010	10		$11.47	$111		-	1.40%	10.82%
2009	4		$10.35	$44		-	1.40%	21.91%
2008	4		$8.49	$30		2.90%	1.40%	-33.20%
2007	3		$12.71	$39		-	1.40%	0.95%
2006	2		$12.59	$27		(a)	1.40%	(a)
ING Money Market Portfolio - Class I
2010	37		$10.78	$396		-	1.40%	-1.19%
2009	42		$10.91	$464		0.25%	1.40%	-1.00%
2008	30		$11.02	$333		3.63%	1.40%	1.19%
2007	15		$10.89	$163		3.98%	1.40%	3.71%
2006	23		$10.50	$239		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2010	89		$22.02	$1,958		1.19%	1.40%	20.66%
2009	86		$18.25	$1,576		1.85%	1.40%	34.19%
2008	75		$13.60	$1,020		1.12%	1.40%	-27.43%
2007	70		$18.74	$1,311		0.66%	1.40%	-4.05%
2006	87		$19.53	$1,705		0.02%	1.40%	14.14%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	9		$13.98	$123		1.08%	1.40%	20.31%
2009	5		$11.62	$62		2.15%	1.40%	33.87%
2008	4		$8.68	$31		-	1.40%	-27.61%
2007	2		$11.99	$22		-	1.40%	-4.31%
2006	1		$12.53	$9		0.01%	1.40%	13.91%
ING Baron Small Cap Growth Portfolio - Initial Class
2010	190		$20.58	$3,917		-	1.40%	25.03%
2009	190		$16.46	$3,127		-	1.40%	33.60%
2008	158		$12.32	$1,952		-	1.40%	-41.91%
2007	153		$21.21	$3,239		-	1.40%	4.84%
2006	146		$20.23	$2,944		-	1.40%	13.97%
ING Baron Small Cap Growth Portfolio - Service Class
2010	19		$12.21	$227		-	1.40%	24.72%
2009	16		$9.79	$157		-	1.40%	33.38%
2008	13		$7.34	$93		-	1.40%	-42.07%
2007	9		$12.67	$114		-	1.40%	4.62%
2006	4		$12.11	$47		-	1.40%	13.60%
ING Davis New York Venture Portfolio - Initial Class
2010	110		$11.10	$1,216		0.65%	1.40%	10.78%
2009	93		$10.02	$929		0.87%	1.40%	30.13%
2008	57		$7.70	$443		0.96%	1.40%	-39.94%
2007	47		$12.82	$598		0.40%	1.40%	2.97%
2006	33		$12.45	$412		0.03%	1.40%	12.67%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Davis New York Venture Portfolio - Service
Class
2010	10		$10.42	$103		-	1.40%	10.50%
2009	9		$9.43	$83		-	1.40%	29.89%
2008	6		$7.26	$45		-	1.40%	-40.10%
2007	1		$12.12	$18		-	1.40%	2.71%
2006	-		$11.80	$2		(a)	1.40%	(a)
ING Fidelity® VIP Contrafund® Portfolio - Service
Class
2010	133		$12.68	$1,685		0.81%	1.40%	15.06%
2009	117		$11.02	$1,290		0.69%	1.40%	33.25%
2008	91		$8.27	$753		5.33%	1.40%	-43.70%
2007	74		$14.69	$1,087		0.35%	1.40%	15.22%
2006	50		$12.75	$641		-	1.40%	9.63%
ING Fidelity® VIP Equity-Income Portfolio - Service
Class
2010	33		$10.05	$335		1.58%	1.40%	13.05%
2009	34		$8.89	$298		2.58%	1.40%	27.55%
2008	24		$6.97	$168		2.60%	1.40%	-43.74%
2007	17		$12.39	$217		1.94%	1.40%	-0.40%
2006	7		$12.44	$93		-	1.40%	17.91%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2010	32		$15.32	$496		0.47%	1.40%	26.30%
2009	29		$12.13	$356		4.48%	1.40%	37.53%
2008	25		$8.82	$224		0.37%	1.40%	-40.65%
2007	21		$14.86	$312		-	1.40%	13.35%
2006	15		$13.11	$198		-	1.40%	10.63%
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2010	307		$19.18	$5,892		0.98%	1.40%	21.62%
2009	328		$15.77	$5,180		1.51%	1.40%	24.08%
2008	301		$12.71	$3,820		2.58%	1.40%	-33.77%
2007	326		$19.19	$6,257		0.80%	1.40%	1.16%
2006	318		$18.97	$6,024		0.01%	1.40%	15.25%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	25		$12.49	$315		0.71%	1.40%	21.26%
2009	24		$10.30	$251		1.38%	1.40%	23.80%
2008	22		$8.32	$184		2.23%	1.40%	-33.92%
2007	14		$12.59	$174		0.78%	1.40%	0.88%
2006	7		$12.48	$84		-	1.40%	14.92%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	1,363		$12.08	$16,460		-	1.40%	22.76%
2009	1,488		$9.84	$14,646		-	1.40%	30.50%
2008	1,603		$7.54	$12,087		-	1.40%	-40.06%
2007	1,820		$12.58	$22,899		-	1.40%	-3.01%
2006	2,195		$12.97	$28,466		-	1.40%	8.72%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
2010	5		$11.13	$51		-	1.40%	22.44%
2009	2		$9.09	$17		-	1.40%	30.04%
2008	1		$6.99	$8		-	1.40%	-40.15%
2007	1		$11.68	$9		-	1.40%	-3.23%
2006	1		$12.07	$10		(a)	1.40%	(a)
ING Oppenheimer Global Portfolio - Initial Class
2010	2,161		$19.02	$41,101		1.58%	1.40%	14.44%
2009	2,368		$16.62	$39,362		2.37%	1.40%	37.70%
2008	2,477		$12.07	$29,897		2.34%	1.40%	-41.15%
2007	2,820		$20.51	$57,830		1.08%	1.40%	5.07%
2006	3,212		$13.52 to $19.52	$62,695		0.07%	1.40%	16.33% to 16.35%
ING Oppenheimer Global Portfolio - Service Class
2010	34		$13.00	$439		1.66%	1.40%	14.14%
2009	25		$11.39	$283		1.79%	1.40%	37.39%
2008	20		$8.29	$163		2.60%	1.40%	-41.29%
2007	16		$14.12	$222		0.90%	1.40%	4.83%
2006	17		$13.47	$223		0.06%	1.40%	16.02%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	35		$12.96	$452		3.04%	1.40%	13.98%
2009	36		$11.37	$404		3.51%	1.40%	19.56%
2008	35		$9.51	$336		5.39%	1.40%	-16.87%
2007	29		$11.44	$332		4.18%	1.40%	7.12%
2006	14		$10.68	$147		(a)	1.40%	(a)
ING PIMCO Total Return Portfolio - Initial Class
2010	876		$14.02	$12,287		3.62%	1.40%	6.37%
2009	675		$13.18	$8,901		3.45%	1.40%	11.32%
2008	487		$11.84	$5,766		5.64%	1.40%	-1.33%
2007	285		$12.00	$3,416		3.27%	1.40%	8.11%
2006	315		$11.10	$3,496		1.97%	1.40%	2.78%
ING PIMCO Total Return Portfolio - Service Class
2010	86		$12.92	$1,108		3.49%	1.40%	6.08%
2009	74		$12.18	$896		2.18%	1.40%	11.03%
2008	19		$10.97	$205		3.61%	1.40%	-1.61%
2007	6		$11.15	$72		3.51%	1.40%	7.94%
2006	4		$10.33	$42		0.19%	1.40%	2.58%
ING Pioneer High Yield Portfolio - Initial Class
2010	407		$14.89	$6,055		5.47%	1.40%	17.43%
2009	534		$12.68	$6,767		6.95%	1.40%	64.68%
2008	414		$7.70	$3,189		8.79%	1.40%	-30.38%
2007	78		$11.06	$863		4.86%	1.40%	4.73%
2006	20		$10.56	$207		(a)	1.40%	(a)
ING Solution 2015 Portfolio - Initial Class
2010	257		$9.71	$2,499		2.49%	1.40%	9.97%
2009	172		$8.83	$1,519		4.26%	1.40%	20.96%
2008	69		$7.30	$501		1.54%	1.40%	-27.72%
2007	2		$10.10	$20		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2015 Portfolio - Service Class
2010	85		$11.47	$975		2.33%	1.40%	9.66%
2009	63		$10.46	$655		4.40%	1.40%	20.65%
2008	24		$8.67	$208		1.36%	1.40%	-27.87%
2007	7		$12.02	$87		-	1.40%	3.09%
2006	6		$11.66	$73		(a)	1.40%	(a)
ING Solution 2025 Portfolio - Initial Class
2010	385		$9.26	$3,568		1.80%	1.40%	12.52%
2009	296		$8.23	$2,438		3.31%	1.40%	24.51%
2008	98		$6.61	$646		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)
ING Solution 2025 Portfolio - Service Class
2010	86		$11.33	$973		1.41%	1.40%	12.18%
2009	100		$10.10	$1,006		2.53%	1.40%	24.08%
2008	61		$8.14	$498		1.27%	1.40%	-34.78%
2007	49		$12.48	$608		0.33%	1.40%	3.14%
2006	49		$12.10	$593		0.33%	1.40%	11.01%
ING Solution 2035 Portfolio - Initial Class
2010	205		$9.07	$1,856		1.41%	1.40%	13.09%
2009	122		$8.02	$979		2.97%	1.40%	26.90%
2008	37		$6.32	$235		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)
ING Solution 2035 Portfolio - Service Class
2010	33		$11.47	$382		1.19%	1.40%	12.89%
2009	29		$10.16	$291		3.02%	1.40%	26.68%
2008	13		$8.02	$107		1.38%	1.40%	-37.93%
2007	3		$12.92	$38		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2045 Portfolio - Initial Class
2010	128		$8.83	$1,131		0.95%	1.40%	13.94%
2009	70		$7.75	$545		2.72%	1.40%	28.31%
2008	19		$6.04	$117		3.36%	1.40%	-40.55%
2007	-		$10.16	$2		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
ING Solution 2045 Portfolio - Service Class
2010	57		$11.49	$656		1.14%	1.40%	13.54%
2009	22		$10.12	$224		1.65%	1.40%	27.94%
2008	2		$7.91	$19		-	1.40%	-40.66%
2007	-		$13.33	$1		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
ING Solution Income Portfolio - Initial Class
2010	298		$10.41	$3,104		3.49%	1.40%	8.32%
2009	308		$9.61	$2,964		5.70%	1.40%	15.92%
2008	312		$8.29	$2,583		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)
ING Solution Income Portfolio - Service Class
2010	13		$11.61	$152		2.89%	1.40%	8.10%
2009	18		$10.74	$194		6.42%	1.40%	15.61%
2008	3		$9.29	$24		-	1.40%	-17.86%
2007	1		$11.31	$16		-	1.40%	3.76%
2006	1		$10.90	$6		(a)	1.40%	(a)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	3,558		$13.17 to $13.71	$48,780		0.28%	1.40%	26.63% to 26.71%
2009	3,947		$10.40 to $10.82	$42,710		0.43%	1.40%	44.44% to 44.46%
2008	4,141		$7.20 to $7.49	$31,016		0.47%	1.40%	-43.94% to -43.93%
2007	4,685		$12.84 to $13.36	$62,590		0.19%	1.40%	11.75% to 11.80%
2006	5,458		$11.49 to $11.95	$65,223		-	1.40%	7.56%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2010	12		$13.44	$158		-	1.40%	26.32%
2009	7		$10.64	$71		-	1.40%	43.98%
2008	2		$7.39	$17		-	1.40%	-44.06%
2007	1		$13.21	$13		-	1.40%	11.48%
2006	1		$11.85	$10		-	1.40%	7.43%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	244		$16.25	$3,965		0.03%	1.40%	15.25%
2009	227		$14.10	$3,194		0.19%	1.40%	40.86%
2008	199		$10.01	$1,988		1.36%	1.40%	-43.00%
2007	206		$17.56	$3,610		0.50%	1.40%	8.40%
2006	195		$16.20	$3,153		0.25%	1.40%	11.72%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2010	16		$11.77	$188		-	1.40%	14.94%
2009	11		$10.24	$110		-	1.40%	40.66%
2008	5		$7.28	$33		-	1.40%	-43.17%
2007	3		$12.81	$33		-	1.40%	8.10%
2006	1		$11.85	$15		-	1.40%	11.37%
ING Templeton Foreign Equity Portfolio - Initial Class
2010	145		$8.73	$1,267		2.26%	1.40%	7.25%
2009	105		$8.14	$854		-	1.40%	30.45%
2008	62		$6.24	$388		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)
ING Templeton Foreign Equity Portfolio - Service Class
2010	22		$8.67	$193		1.92%	1.40%	7.04%
2009	15		$8.10	$119		-	1.40%	30.02%
2008	10		$6.23	$65		(c)	1.40%	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
2006	(c)		(c)	(c)		(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Thornburg Value Portfolio - Service Class
2010	14		$11.41	$158		1.59%	1.40%	9.61%
2009	9		$10.41	$93		1.38%	1.40%	42.41%
2008	7		$7.31	$52		-	1.40%	-40.76%
2007	-		$12.34	$2		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	284		$10.93	$3,099		0.91%	1.40%	11.87%
2009	312		$9.77	$3,051		1.43%	1.40%	29.92%
2008	340		$7.52	$2,559		2.49%	1.40%	-40.60%
2007	389		$12.66	$4,924		0.75%	1.40%	-0.24%
2006	455		$12.69	$5,768		1.51%	1.40%	12.90%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2010	1		$10.38	$14		-	1.40%	11.37%
2009	1		$9.32	$7		-	1.40%	29.81%
2008	1		$7.18	$5		-	1.40%	-40.86%
2007	1		$12.14	$9		-	1.40%	-0.49%
2006	-		$12.20	-		(a)	1.40%	(a)
ING Van Kampen Comstock Portfolio - Initial Class
2010	325		$15.11	$4,911		1.57%	1.40%	13.78%
2009	329		$13.28	$4,364		2.63%	1.40%	27.08%
2008	302		$10.45	$3,160		4.61%	1.40%	-37.24%
2007	308		$16.65	$5,134		1.60%	1.40%	-3.42%
2006	332		$17.24	$5,731		0.95%	1.40%	14.63%
ING Van Kampen Comstock Portfolio - Service Class
2010	22		$10.32	$226		1.45%	1.40%	13.53%
2009	21		$9.09	$189		2.49%	1.40%	26.60%
2008	18		$7.18	$132		4.43%	1.40%	-37.35%
2007	16		$11.46	$184		1.56%	1.40%	-3.62%
2006	6		$11.89	$73		1.14%	1.40%	14.22%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	780		$12.51	$9,762		1.79%	1.40%	10.81%
2009	866		$11.29	$9,777		1.90%	1.40%	21.01%
2008	929		$9.33	$8,665		5.09%	1.40%	-24.45%
2007	1,088		$12.35	$13,439		2.45%	1.40%	2.07%
2006	1,316		$12.10	$15,926		3.75%	1.40%	11.11%
ING Van Kampen Equity and Income Portfolio -
Service Class
2010	16		$12.21	$197		1.44%	1.40%	10.50%
2009	20		$11.05	$221		1.63%	1.40%	20.63%
2008	16		$9.16	$148		5.49%	1.40%	-24.61%
2007	15		$12.15	$180		1.86%	1.40%	1.84%
2006	12		$11.93	$143		0.72%	1.40%	10.87%
ING Strategic Allocation Conservative Portfolio -
Class I
2010	285		$13.10	$3,727		3.97%	1.40%	9.53%
2009	308		$11.96	$3,685		6.68%	1.40%	16.23%
2008	186		$10.29	$1,912		5.48%	1.40%	-24.62%
2007	116		$13.65	$1,590		2.73%	1.40%	4.36%
2006	63		$13.08	$828		1.99%	1.40%	6.86%
ING Strategic Allocation Growth Portfolio - Class I
2010	382		$14.17	$5,415		3.40%	1.40%	11.49%
2009	343		$12.71	$4,363		8.75%	1.40%	23.52%
2008	216		$10.29	$2,219		2.37%	1.40%	-36.99%
2007	154		$16.33	$2,511		1.45%	1.40%	3.62%
2006	85		$15.76	$1,341		1.16%	1.40%	11.61%
ING Strategic Allocation Moderate Portfolio - Class I
2010	604		$13.70	$8,273		3.76%	1.40%	10.48%
2009	521		$12.40	$6,462		8.00%	1.40%	20.16%
2008	311		$10.32	$3,208		2.76%	1.40%	-31.43%
2007	201		$15.05	$3,019		1.87%	1.40%	4.01%
2006	125		$14.47	$1,802		1.84%	1.40%	9.62%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Growth and Income Portfolio - Class I
2010	193		$11.44	$2,209		1.21%	1.40%	12.49%
2009	157		$10.17	$1,592		1.58%	1.40%	28.41%
2008	134		$7.92	$1,058		1.39%	1.40%	-38.46%
2007	164		$12.87	$2,105		(b)	1.40%	(b)
2006	(b)		(b)	(b)		(b)	(b)	(b)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	100		$15.28	$1,534		-	1.40%	16.91%
2009	91		$13.07	$1,187		-	1.40%	50.58%
2008	43		$8.68	$376		-	1.40%	-40.63%
2007	25		$14.62	$364		-	1.40%	17.34%
2006	17		$12.46	$215		-	1.40%	5.77%
ING Index Plus LargeCap Portfolio - Class I
2010	203		$13.80	$2,799		1.94%	1.40%	12.38%
2009	233		$12.28	$2,861		2.79%	1.40%	21.46%
2008	270		$10.11	$2,726		1.90%	1.40%	-38.09%
2007	266		$16.33	$4,340		1.29%	1.40%	3.55%
2006	296		$15.77	$4,668		0.63%	1.40%	12.97%
ING Index Plus MidCap Portfolio - Class I
2010	369		$17.69	$6,530		1.07%	1.40%	20.26%
2009	410		$14.71	$6,024		1.62%	1.40%	29.83%
2008	406		$11.33	$4,600		1.46%	1.40%	-38.42%
2007	490		$18.40	$9,008		0.84%	1.40%	4.01%
2006	585		$17.69	$10,354		0.63%	1.40%	7.93%
ING Index Plus SmallCap Portfolio - Class I
2010	224		$17.22	$3,849		0.72%	1.40%	21.10%
2009	234		$14.22	$3,329		1.68%	1.40%	23.12%
2008	238		$11.55	$2,744		0.97%	1.40%	-34.49%
2007	335		$17.63	$5,913		0.50%	1.40%	-7.55%
2006	442		$19.07	$8,419		0.42%	1.40%	12.24%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING International Index Portfolio - Class I
2010	70		$11.53	$808		3.59%	1.40%	6.37%
2009	69		$10.84	$751		(d)	1.40%	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
2006	(d)		(d)	(d)		(d)	(d)	(d)
ING International Index Portfolio - Class S
2010	5		$11.50	$52		4.21%	1.40%	6.19%
2009	4		$10.83	$43		(d)	1.40%	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
2006	(d)		(d)	(d)		(d)	(d)	(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	3,049		$13.06	$39,815		0.66%	1.40%	11.24%
2009	3,365		$11.74	$39,508		(d)	1.40%	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
2006	(d)		(d)	(d)		(d)	(d)	(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	638		$13.00	$8,288		3.36%	1.40%	10.64%
2009	727		$11.75	$8,545		(d)	1.40%	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
2006	(d)		(d)	(d)		(d)	(d)	(d)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	58		$14.21	$825		0.29%	1.40%	24.10%
2009	47		$11.45	$541		(d)	1.40%	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
2006	(d)		(d)	(d)		(d)	(d)	(d)

			118

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Small Company Portfolio - Class I
2010	12		$14.26			$168		0.91%	1.40%	22.72%
2009	4		$11.62			$52		-	1.40%	25.76%
2008	2				$9.24	$22		-	1.40%	-32.01%
2007	3		$13.59			$35		-	1.40%	4.38%
2006	2		$13.02			$20		-	1.40%	15.22%
ING International Value Portfolio - Class I
2010	620		$20.80			$12,895		1.99%	1.40%	1.07%
2009	715		$20.58			$14,714		1.63%	1.40%	25.41%
2008	763		$16.41			$12,521		2.77%	1.40%	-43.55%
2007	914		$29.07			$26,565		1.78%	1.40%	11.85%
2006	1,081		$25.99			$28,080		2.42%	1.40%	27.65%
ING MidCap Opportunities Portfolio - Class I
2010	2,693		$10.18	to $	18.27	$27,418		0.70%	1.40%	28.48% to 28.54%
2009	2,989		$7.92	to $	14.22	$23,675		0.22%	1.40%	39.44% to 39.55%
2008	3,163		$5.68	to $	10.19	$17,969		-	1.40%	-38.50% to -38.46%
2007	3,649		$9.23	to $	16.57	$33,681		-	1.40%	23.93% to 24.06%
2006	4,536				$7.44	$33,745		-	1.40%	6.29%
ING SmallCap Opportunities Portfolio - Class I
2010	513		$29.66			$15,226		-	1.40%	30.49%
2009	552		$22.73			$12,540		-	1.40%	29.22%
2008	587		$17.59			$10,328		-	1.40%	-35.38%
2007	674		$27.22			$18,349		-	1.40%	8.53%
2006	791		$25.08			$19,846		-	1.40%	10.97%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2010	128		$11.05			$1,415		0.39%	1.40%	23.60%
2009	128				$8.94	$1,148		0.52%	1.40%	24.86%
2008	108				$7.16	$770		1.36%	1.40%	-40.18%
2007	108		$11.97			$1,295		0.48%	1.40%	-0.83%
2006	98		$12.07			$1,183		0.69%	1.40%	10.63%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2010	221		$15.36	$3,396		0.03%	1.40%	21.14%
2009	234		$12.68	$2,971		2.21%	1.40%	29.65%
2008	215		$9.78	$2,106		2.21%	1.40%	-40.29%
2007	236		$16.38	$3,871		0.08%	1.40%	6.09%
2006	221		$15.44	$3,416		0.18%	1.40%	12.13%
Oppenheimer Main Street Small Cap Fund®/VA
2010	11		$12.58	$136		0.77%	1.40%	21.66%
2009	12		$10.34	$124		1.02%	1.40%	35.34%
2008	9		$7.64	$72		-	1.40%	-38.68%
2007	9		$12.46	$108		-	1.40%	-2.66%
2006	8		$12.80	$106		-	1.40%	13.48%
PIMCO Real Return Portfolio - Administrative Class
2010	576		$13.40	$7,714		1.40%	1.40%	6.60%
2009	474		$12.57	$5,954		3.05%	1.40%	16.71%
2008	396		$10.77	$4,268		4.70%	1.40%	-8.34%
2007	162		$11.75	$1,908		4.54%	1.40%	9.00%
2006	142		$10.78	$1,532		4.37%	1.40%	-0.55%
Pioneer High Yield VCT Portfolio - Class I
2010	131		$14.00	$1,828		5.55%	1.40%	16.38%
2009	136		$12.03	$1,634		7.34%	1.40%	58.29%
2008	93		$7.60	$710		8.78%	1.40%	-36.35%
2007	112		$11.94	$1,340		5.50%	1.40%	4.37%
2006	118		$11.44	$1,351		5.35%	1.40%	7.02%
Wanger Select
2010	254		$16.24	$4,124		0.55%	1.40%	24.83%
2009	244		$13.01	$3,179		-	1.40%	63.85%
2008	216		$7.94	$1,712		-	1.40%	-49.78%
2007	231		$15.81	$3,655		-	1.40%	7.84%
2006	180		$14.66	$2,641		0.27%	1.40%	18.04%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Wanger USA
2010	179		$14.23	$2,552		-	1.40%	21.62%
2009	171		$11.70	$2,005		-	1.40%	40.29%
2008	141		$8.34	$1,177		-	1.40%	-40.51%
2007	134		$14.02	$1,877		-	1.40%	3.93%
2006	130		$13.49	$1,760		0.22%	1.40%	6.39%

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2010, 2009 and 2008
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements – Statutory Basis
December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2010 and 2009	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2010,
2009 and 2008	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2010, 2009 and 2008	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2010,
2009 and 2008	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2010 and 2009, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for loan-backed and structured securities and income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 1, 2011

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2010	2009
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$12,187,633	$11,921,786
Bonds - securities loaned	270,767	-
Preferred stocks	57,537	48,516
Common stocks	64,612	60,112
Subsidiaries	320,196	322,591
Mortgage loans	1,965,481	2,225,989
Real estate:
Properties occupied by the company	9,078	9,601
Properties held for the production of income	5,000	7,660
Contract loans	663,680	682,630
Derivatives	79,856	53,475
Other invested assets	930,566	1,039,251
Securities lending collateral	222,440	-
Cash and short term investments	604,431	1,331,064
Total cash and invested assets	17,381,277	17,702,675
Deferred and uncollected premiums, less loading (2010-$59,677; 2009-$59,523)	351,560	(67,517)
Accrued investment income	217,459	204,675
Reinsurance balances recoverable	79,512	297,515
Federal income tax recoverable (including $4,646 and $0 on realized capital
losses at December 31, 2010 and 2009, respectively)	80,470	-
Indebtedness from related parties	149,228	57,305
Net deferred tax asset	273,538	222,437
Other assets	23,144	28,385
Separate account assets	2,255,258	2,227,830
Total admitted assets	$20,811,446	$20,673,305

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2010	2009
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,218,325	$12,868,745
Accident and health reserves	304,340	936,352
Deposit type contracts	715,181	655,939
Policyholders’ funds	1,974	1,671
Dividends payable	11,135	11,240
Policy and contract claims	126,016	123,837
Total policy and contract liabilities	14,376,971	14,597,784

Accounts payable and accrued expenses	138,077	141,510
Reinsurance balances	1,403,798	1,161,020
Current federal income taxes payable (including $0 and $70,722 on realized
capital losses at December 31, 2010 and 2009, respectively)	-	19,907
Indebtedness to related parties	26,977	48,476
Contingency reserve	40,924	40,063
Asset valuation reserve	54,808	19,014
Net transfers from separate accounts	(75,454)	(95,033)
Derivatives	114,793	118,547
Payable for securities lending	222,440	-
Other liabilities	174,707	203,877
Separate account liabilities	2,255,258	2,227,830
Total liabilities	18,733,299	18,482,995

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	102,365	94,219
Surplus note	100,000	100,000
Paid-in and contributed surplus	2,007,125	1,957,125
Unassigned (deficit) surplus	(133,843)	36,466
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,078,147	2,190,310
Total liabilities and capital and surplus	$20,811,446	$20,673,305

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2010	2009	2008
		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$287,256	$566,262	$2,305,966
Considerations for supplementary contracts with life contingencies	3,833	3,638	2,683
Net investment income	924,054	866,422	880,893
Amortization of interest maintenance reserve	(39,657)	(17,585)	(7,479)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	785,727	1,158,218	258,258
Other revenue	116,058	123,358	133,539
Total premiums and other revenues	2,077,271	2,700,313	3,573,860
Benefits paid or provided:
Death benefits	97,263	128,184	742,637
Annuity benefits	98,293	99,855	110,171
Surrender benefits and withdrawals	1,068,397	1,162,628	1,610,260
Interest on policy or contract funds	24,039	25,458	31,896
Accident and health benefits	(3,621)	143,838	543,348
Other benefits	7,310	7,922	8,521
(Decrease) increase in life, annuity and accident and health reserves	(277,744)	158,125	(174,081)
Net transfers from separate accounts	(149,745)	(136,163)	(239,177)
Total benefits paid or provided	864,192	1,589,847	2,633,575
Insurance expenses and other deductions:
Commissions	374,148	436,865	475,591
General expenses	385,903	381,780	439,337
Insurance taxes, licenses and fees	59,114	57,891	59,482
Other deductions (additions)	497,551	(4,732)	17,033
Total insurance expenses and other deductions	1,316,716	871,804	991,443
(Loss) gain from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	(103,637)	238,662	(51,158)

Dividends to policyholders	14,468	14,704	17,316
(Loss) gain from operations before federal income taxes
and net realized capital losses	(118,105)	223,958	(68,474)

Federal income tax expense (benefit)	30,073	119,396	(111,875)
(Loss) gain from operations before net realized capital losses	(148,178)	104,562	43,401
Net realized capital losses	(86,049)	(197,058)	(168,608)
Net loss	$(234,227)	$(92,496)	$(125,207)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2010	2009	2008
		(In Thousands)
Commonstock:
Balanceat beginningand end of year	$2,500	$2,500	$2,500

Preferred stock:
Balanceat beginningand end of year	$100	$100	$100

Special surplus funds:
Balanceat beginningof year	$94,219	$9,710	$-
Reclass of gain on sale/leasebackof home propertyfromunassigned surplus	(694)	(694)	9,710
Change inadmitteddeferredtaxasset per SSAP10R	8,840	85,203	-
Balanceat end of year	$102,365	$94,219	$9,710

Surplus note:
Balanceat beginningand end of year	$100,000	$100,000	$100,000

Paid-in and contributed surplus:
Balanceat beginningof year	$1,957,125	$1,957,125	$1,767,125
Capital contributions	50,000	-	190,000
Balanceat end of year	$2,007,125	$1,957,125	$1,957,125

Unassigned surplus:
Balanceat beginningof year	$36,466	$3,973	$456,307
Net loss	(234,227)	(92,496)	(125,207)
Change in net unrealized capital (losses) gains	(74,983)	14,887	(319,121)
Change in nonadmittedassets	16,675	(89,906)	(129,114)
Change in liabilityfor reinsurance in unauthorized companies	(2,153)	21,650	(1,744)
Change in reserve due to change in valuation basis	4,688	7,483	-
Change in asset valuation reserve	(35,794)	46,677	95,124
Cumulative effect of change in accountingprinciple	-	(8,570)	-
Change in net deferredincome tax	8,039	64,737	44,616
Deferred gain on reinsurance of existingbusiness	492,701	72,773	-
Change insurplus as a result of reinsurance	(124,145)	(6,916)	(5,253)
Reclass of gain on sale/leasebackof home propertyto special surplus	694	694	(9,710)
Dividends to stockholder	(221,000)	-	-
Additional minimumpension liability	(804)	1,480	(1,925)
Balanceat end of year	$(133,843)	$36,466	$3,973

Preferred capital stockheld in treasury	(100)	(100)	(100)
Total capital and surplus	$2,078,147	$2,190,310	$2,073,308

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2010	2009	2008
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$9,845	$368,000	$2,775,447
Net investment income received	1,002,597	1,011,418	957,129
Commissions and expenses paid	(826,696)	(943,219)	(933,585)
Benefits paid	(1,283,769)	(1,719,787)	(3,188,156)
Net transfers from separate accounts	151,417	105,195	301,344
Dividends paid to policyholders	(14,579)	(17,205)	(18,135)
Federal income taxes (paid) recovered	(126,726)	(38,765)	22,338
Miscellaneous income	1,245,852	1,203,854	373,850
Net cash provided by (used in) operations	157,941	(30,509)	290,232

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	4,065,925	3,552,257	4,597,269
Stocks	16,065	119,717	159,496
Mortgage loans	417,056	311,118	352,074
Real estate	3,142	-	118,909
Other invested assets	165,592	185,529	11,837,282
Net gain on cash and short term investments	-	218	102
Miscellaneous proceeds	27,460	63,998	138,501
Total investment proceeds	4,695,240	4,232,837	17,203,633

Cost of investments acquired:
Bonds	4,717,801	2,995,079	4,635,762
Stocks	22,225	135,067	210,573
Mortgage loans	161,279	56,558	431,080
Real estate	-	650	-
Other invested assets	292,122	179,091	11,963,019
Miscellaneous applications	96,313	173,167	133,726
Total cost of investments acquired	5,289,740	3,539,612	17,374,160

Net decrease (increase) in contract loans	18,950	7,599	(7,011)
Net cash (used in) provided by investment activities	(575,550)	700,824	(177,538)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	-	190,000	-
Borrowed money	-	(703,908)	93,069
Net deposits (withdrawals) on deposit type contracts	59,242	22,467	(185,448)
Dividends paid to stockholder	(221,000)	-	-
Funds (paid) received from reinsurance	(114,030)	751,845	-
Other cash (used) provided	(33,236)	243,449	(49,301)
Net cash (used in) provided by financing and miscellaneous activities	(309,024)	503,853	(141,680)
Net (decrease) increase in cash and short term investments	(726,633)	1,174,168	(28,986)
Cash and short term investments:
Beginning of year	1,331,064	156,896	185,882
End of year	$604,431	$1,331,064	$156,896

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) (“Parent”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements (SSAP No. 100). This statement defines fair value, establishes a framework for measuring fair value, and establishes the following disclosure requirements about fair value:

§	Fair value measurements at the reporting date and the source of the fair value measurement;
§	The level within the fair value hierarchy in which the fair value measurements fall;
§	Significant transfers in and out of Level 3;
§	Purchases, sales, issuances, and settlement in the Level 3 fair value measurements reconciliation;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e. disaggregated);
§	Valuation techniques and inputs used for Level 1, Level 2 and Level 3 fair value measurements.

As this statement only pertains to additional disclosures, the adoption had no impact on the Company’s Balance Sheet or Statement of Operations.

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2010, the Company adopted SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The statement initially established statutory accounting principles for transfers and servicing of financial assets. Amendments to the statement were made in 2010 to clarify that the adequacy of collateralization should be measured based on the fair value of the collateral obtained. Under the revised standard, securities pledged as collateral that may be sold or repledged by the transferor or its agent are reclassified on the Company's balance sheet separately from assets not so encumbered. Reporting of collateral on the Company's balance sheet is determined by the administration of the program and is presented accordingly. The adoption of SSAP No. 91R had no impact on the net income or surplus of the Company. See Note 3 for additional discloses required by the standard.

Effective July 1, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities (“SSAP 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $8.8, total liabilities of $0.2, and capital and surplus of $8.6. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes (“SSAP 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $85.2. This adoption had no impact to net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and AG39 – Living Benefits) with a stochastic principles-based methodology AG43 for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were lower than reserves calculated under AG34 and AG39 by $2.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. Since reserves under AG43 were lower than the previous methodology, the Company did not elect the grade-in provision and reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operation in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of Statement of Statutory Accounting Principles (“SSAP”) No. 43R, Loan-backed and Structured Securities, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

When an OTTI is recorded because there is intent to sell or the holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”) formula prescribed by the NAIC.

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

For these structured securities in periods prior the adoption of SSAP No. 43R, management compared the undiscounted projected future cash flows to the carrying value and an OTTI was considered to have occurred when the undiscounted cash flows were less than the carrying value.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

SSAP No. 31, Derivative Instruments (“SSAP 31”) applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities

(“SSAP 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value is recognized in income.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is reported as a liability in the accompanying Balance Sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s pensions and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP No. 10R, Income Taxes, and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP No. 10. SSAP No. 10R also requires the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is more likely than not realizable.

Surplus Notes: Issuance of surplus notes are reported as a component of surplus. Investment in surplus notes are recorded in other invested assets on the Balance Sheet. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, an allowance is recorded for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.

Cash and Other Invested Assets: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $209.0 as of December 31, 2010) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

§	Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities.

Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

§	Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to foreign invested assets.
Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP 86 permissible investments using the derivative in conjunction with other investments.

§

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract reference obligation.

§

Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on sold forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on sold forwards or interest rate drops on purchased forwards).

The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

§

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

§

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company does not currently engage in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between one year and three months at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2010.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $127.5 billion and $126.7 billion at December 31, 2010 and 2009, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $746.4 and $786.4 at December 31, 2010 and 2009, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 9.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $14.5, $14.7 and $17.3 was incurred in 2010, 2009 and 2008, respectively.

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2010	2009
	(In Thousands)
Subsidiaries	$-	$1,589
Deferred and uncollected premium	7,845	9,687
Net deferred tax asset	235,785	296,922
Electronic data processing equipment and software	-	60
Furniture and equipment	-	109
Health care and other amounts receivable	10,594	9,095
Interest maintenance reserve	97,528	140,411
Surplus note investment	81,375	-
Other invested assets	12,589	12,927
Other	4,611	5,041
Total nonadmitted assets	$450,327	$475,841

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2010. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2010.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and 39 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and Reg 128. Therefore, there was no cumulative effect of adopting AG43 in 2009. Where the application of AG43 produces higher reserves that

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

the Company had otherwise established under AG34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner (“Commissioner”). The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in the current year and one-third of the difference subtracted from the new basis in the upcoming year. The Company did not elect the grade-in provision, therefore reserves at December 31, 2010 and 2009 reflect the full impact of the adoption of AG43.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $26.5 and $25.3 at December 31, 2010 and 2009, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2010, 2009 and 2008, the Company had no such permitted accounting practices.

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
At December 31, 2010:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,210,364	$12,012	$82,651	$1,139,725
States, municipalities, and political
subdivisions	60,868	208	10,798	50,278
Foreign other	2,070,620	116,656	16,495	2,170,781
Foreign government	53,449	5,987	244	59,192
Public utilities securities	61,933	4,212	10	66,135
Corporate securities	6,057,367	316,201	39,307	6,334,261
Residential mortgage backed securities	1,734,231	379,006	73,770	2,039,467
Commercial mortgage backed
securities	916,985	26,837	35,767	908,055
Other asset backed securities	315,862	16,959	6,608	326,213
Total fixed maturities	12,481,679	878,078	265,650	13,094,107
Preferred stocks	59,799	6,923	2,476	64,246
Common stocks	61,822	5,500	2,710	64,612
Total equity securities	121,621	12,423	5,186	128,858
Total	$12,603,300	$890,501	$270,836	$13,222,965

At December 31, 2009:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,293,951	$14,120	$96,117	$1,211,954
States, municipalities, and political
subdivisions	64,975	177	8,346	56,806
Foreign other	2,054,276	75,863	61,050	2,069,089
Foreign government	59,772	6,243	1,030	64,985
Public utilities securities	78,958	3,886	320	82,524
Corporate securities	5,019,689	194,532	100,318	5,113,903
Residential backed securities	1,737,197	313,661	206,883	1,843,975
Commercial mortgage backed
securities	1,376,053	5,879	246,964	1,134,968
Other asset backed securities	269,419	7,795	24,237	252,977
Total fixed maturities	11,954,290	622,156	745,265	11,831,181
Preferred stocks	51,317	1,984	6,474	46,827
Common stocks	60,858	3,755	4,501	60,112
Total equity securities	112,175	5,739	10,975	106,939
Total	$12,066,465	$627,895	$756,240	$11,938,120

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2010	2009
	(In Thousands)
Amortized cost	$12,481,679	$11,954,290
Adjustment for below investment grade bonds	(23,279)	(32,504)
Carrying value	$12,458,400	$11,921,786

Reconciliation of preferred stock from amortized cost to carrying value is as follows:

	December 31
	2010	2009
	(In Thousands)
Amortized cost	$59,799	$51,317
Adjustment for below investment grade preferred stocks	(2,262)	(2,801)
Carrying value	$57,537	$48,516

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
	(In Thousands)
At December 31, 2010:
Fair value	$2,340,531	$38,485	$921,319	$3,300,335
Unrealized loss	86,067	1,853	177,730	265,650

At December 31, 2009:
Fair value	$1,802,942	$330,775	$2,258,189	$4,391,906
Unrealized loss	96,352	60,461	588,452	745,265

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$320,050	$327,519
Due after 1 year through 5 years	2,422,285	2,564,944
Due after 5 years through 10 years	3,154,279	3,276,699
Due after 10 years	3,617,987	3,651,210
	9,514,601	9,820,372
Residential mortgage backed securities	1,734,231	2,039,467
Commercial mortgage backed securities	916,985	908,055
Other asset backed securities	315,862	326,213
Total	$12,481,679	$13,094,107

At December 31, 2010 and 2009, investments in certificates of deposit and bonds with an admitted asset value of $182.8 and $181.1, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. Commencing in the fourth quarter of 2007, the Company expanded its definition of Alt-A Loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. Further, during the fourth quarter of 2007, the industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

The market for securities collateralized by subprime mortgages has been in a period of extended distress and uncertainty with regards to credit performance. Underlying collateral has continued to reflect the problems associated with a housing market that has seen substantial price declines and an employment market that has declined significantly and remained under stress. Credit spreads have widened meaningfully from issuance and rating agency downgrades have been widespread and severe within the sector. Over the course of 2009 and 2010, price transparency and liquidity for bonds backed by subprime

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

mortgages have improved with reduced volatility across broader risk markets. In managing its risk exposure to subprime mortgages, ING takes into account collateral performance and structural characteristics associated with its various positions. It constructs various scenarios to project forward looking cash flows for each bond. ING’s views are updated quarterly to ensure other than temporary impairments are properly recorded.

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2010:

				Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)

Residential mortgage
backed securities	$118,037	$113,979	$107,833	$3,509
Structured securities	177,524	169,340	154,722	35,223
Total	$295,561	$283,319	$262,555	$38,732

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2009:

				Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)

Residential mortgage
backed securities	$137,910	$135,517	$106,994	$16,220
Structured securities	223,477	206,740	144,885	9,724
Total	$361,387	$342,257	$251,879	$25,944

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2008:

				Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)

Residential mortgage
backed securities	$856,376	$845,639	$546,723	$6,250
Structured securities	255,389	256,259	165,493	8,176
Total	$1,111,765	$1,101,898	$712,216	$14,426

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2010.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of approximately $665 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80%

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as an invested asset and is reported in other invested assets on the Balance Sheet. The amount of the obligation as of December 31, 2010 and 2009 was $427.9 and $526.3, respectively.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company recorded a realized loss of $43.0 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. As of December 31, 2010 and 2009, the distribution based upon this quality rating system is as follows:

	2010	2009
	(In Thousands)
AAA	$-	$-
AA	353,132	315,052
A	888,400	1,141,278
BBB	439,643	354,424
BB and below	284,306	415,235
Total commerical mortgage loans	$1,965,481	$2,225,989

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. As of December 31, 2010 and 2009, the Company held impaired mortgage loans with carrying values of $3.8 and $29.0 and unpaid principle balances of $5.2 and $40.4, respectively. As of December 31, 2010, no commercial mortgage loans were past due. As of December 31, 2009, one loan with a carrying value of $8.4 was 31 to 90 days past due.

The maximum and minimum lending rates for long term mortgage loans during 2010 were 7.5% and 4.6%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 66.0% on commercial properties. As of December 31, 2010 and 2009, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2010 and 2009.

The average recorded investment in impaired loans was $16.4, $15.5 and $1.5 at December 31, 2010, 2009, and 2008, respectively. Interest income recognized during the period the loans were impaired was $0.3, $1.6, and $0.2 and interest income recognized on a cash basis was $0.3, $1.2, and $0.2 for 2010, 2009 and 2008, respectively.

The Company recorded $5.7, $12.3 and $1.0 of impairments on loans without an allowance for credit losses, as of December 31, 2010, 2009 and 2008, respectively.

There were no encumbrances on real estate at December 31, 2010 and 2009, respectively.

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

		December 31
	2010	2009	2008
		(In Thousands)
Realized capital losses	$(86,740)	$(376,696)	$(206,383)
Amount transferred to IMR (net of related taxes
of $2,130 in 2010, $(58,647) in 2009,
and $(26,044) in 2008)	(3,955)	108,916	48,367
Federal income tax benefit (expense)	4,646	70,722	(10,592)
Net realized capital losses	$(86,049)	$(197,058)	$(168,608)

Realized capital losses include losses of $142.8, $252.8, and $209.6 related to securities that have experienced an other than temporary decline in value in 2010, 2009, and 2008, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.9 billion, $2.7 billion and $2.1 billion in 2010, 2009 and 2008, respectively. Gross gains of $82.5, $133.7, and $35.2 and gross losses of $31.6, $134.7, and $82.5 during 2010, 2009 and 2008, respectively, were realized on those sales. A portion of the gains and losses realized in 2010, 2009, and 2008 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R due to intent to sell or inability or lack of intent to hold recovery in 2010:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
Second quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	3,264	954	-	2,310
Total second quarter	$3,264	$954	$-	$2,310

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	202,645	36,554	-	166,092
Total fourth quarter	$202,645	$36,554	$-	$166,092

Total	N/A	$37,508	$-	N/A

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

There were no OTTI’s recognized by the Company in the first and third quarters of 2010 due to intent to sell or inability or lack of intent to hold or recovery.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2009:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
Aggregate intent to sell	$112,447	$81,788	$-	$30,659
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Total	$112,447	$81,788	$-	$30,659

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP 43R in 2010:

	Amortized Cost	Present Value
	Basis Before	of Projected	Recognized	Amortized Cost
	OTTI	Cash Flows	OTTI	After OTTI	Fair Value
First quarter:			(In Thousands)
02147 RAF7	$442	$440	$3	$440	$388
058927 AB0	6,200	5,987	213	5,987	1,745
059487 AA6	1,007	987	20	987	680
059496 AC3	4,814	4,785	29	4,785	3,125
1248MGA K0	364	356	8	356	229
1248MGA L8	1,491	1,459	32	1,459	886
126670 GU6	2,425	894	1,530	894	500
126685 AM8	100	98	2	98	38
12668 BUH4	3,707	3,693	14	3,693	2,196
12669 GUL3	3,351	3,182	169	3,182	2,635
17311 YAC7	1,774	1,703	71	1,703	784
225470 RU9	3,522	3,505	18	3,505	2,865
31393 cGM9	648	641	7	641	539
362341 s59	2,719	2,658	61	2,658	2,773
362351 AB4	1,072	1,039	34	1,039	462
39539 GAB8	723	620	103	620	176
46629 QAD8	3,633	3,025	609	3,025	2,085
46629 QAE6	3,170	2,789	381	2,789	1,703
75116 CAA4	1,003	937	66	937	563
75970 HAK6	286	258	27	258	172
75970 QAF7	9,873	9,552	321	9,552	5,192
759950 HB7	275	274	1	274	259
761118 VY1	685	663	21	663	360
78473 NAC7	20,439	20,005	431	20,005	15,347
83612 LAD1	1,232	1,193	39	1,193	820
88653 PAA7	7,893	2,222	5,670	2,222	2,222
92925 DAA8	1,686	1,655	31	1,655	1,003
93362 YAA0	2,961	2,933	28	2,933	1,922
933635 AA2	1,771	1,747	24	1,747	1,154
933638 AC2	490	458	32	458	256
93364 CAA6	2,054	2,034	21	2,034	1,220
939346 AB8	1,736	1,647	89	1,647	1,019
93934 FCF7	3,998	3,988	10	3,988	3,179
93934 FGJ5	608	606	2	606	472
93934 FPP1	1,436	1,407	29	1,407	456
93934 FQQ8	209	202	7	202	174
939355 BR3	3,491	3,448	44	3,448	2,114
93935 DAA4	1,554	1,522	33	1,522	902
Total first quarter	$104,842	$94,612	$10,230	$94,612	$62,615

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

(Table continued from previous page)
		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Second quarter:				(In Thousands)
02147	RAF7	$408	$398	$10	$398	$361
058927	AB0	5,709	2,490	3,219	2,490	1,611
059487	AA6	938	871	67	871	628
059496	AC3	4,718	4,587	131	4,587	3,104
1248MGA	K0	355	346	9	346	239
1248MGA	L8	1,448	1,416	32	1,416	909
126670	GU6	872	631	241	631	487
12668	BUH4	3,495	3,345	150	3,345	2,291
12669	GUL3	3,040	2,937	103	2,937	2,718
17311	YAC7	1,704	1,619	85	1,619	822
225470	RU9	3,435	3,381	54	3,381	2,520
362341	S59	2,578	2,541	37	2,541	2,756
362351	AB4	1,047	1,039	8	1,039	461
39539	GAB8	599	514	85	514	144
75116	CAA4	899	860	39	860	511
75970	QAF7	9,538	9,189	349	9,189	5,195
761118	VY1	638	613	25	613	341
78473	NAC7	19,401	19,153	249	19,153	15,270
83612	LAD1	1,189	1,100	88	1,100	827
92925	DAA8	1,618	1,576	42	1,576	1,041
93362	YAA0	2,881	2,834	48	2,834	1,924
933635	AA2	1,107	1,082	25	1,082	674
933638	AC2	441	401	39	401	243
93364	CAA6	1,981	1,919	63	1,919	1,173
939346	AB8	1,596	1,572	24	1,572	1,034
93934	FCF7	3,900	3,867	33	3,867	3,293
93934	FGJ5	601	594	6	594	487
93934	FPP1	1,362	1,326	35	1,326	672
93934	FQQ8	182	164	19	164	166
939355	BR3	3,345	3,267	78	3,267	2,015
93935	DAA4	1,456	1,416	40	1,416	874
12666	TAC0	3,027	2,051	976	2,051	1,242
126685	AK2	115	51	64	51	38
83612	LAC3	1,444	1,310	134	1,310	1,124
93364	BAA8	2,008	1,778	231	1,778	1,180
073882	AC6	5,858	5,692	166	5,692	4,196
761118	AV0	637	595	41	595	354
761118	QM3	911	856	55	856	483
12667	GCC5	924	837	87	837	435
17307	GL89	2,108	2,071	37	2,071	1,538
93934	FKK7	2,873	2,837	36	2,837	2,131
05948	KN70	1,952	1,926	26	1,926	1,519
45661	KAU4	1,074	1,044	30	1,044	673
07387	UCE9	1,507	1,480	27	1,480	1,089
36298	NAZ7	33,722	33,678	45	33,678	22,370
93934	FBU5	503	495	8	495	394
73316	PBC3	1,698	1,686	12	1,686	335
05948	KH93	1,399	1,391	8	1,391	1,099
12668	BKM4	1,246	1,240	6	1,240	1,089
32052	NAF6	20	16	3	16	22
Total second quarter		$145,507	$138,082	$7,425	$138,082	$96,102

33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

(Table continued from previous page)
		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Third quarter:				(In Thousands)
02660	TEL3	$269	$250	$19	$250	$87
05948	KH93	1,375	1,362	14	1,362	1,151
05948	KN70	1,904	1,860	43	1,860	1,568
059496	AC3	4,542	4,484	59	4,484	3,429
07387	UCE9	1,448	1,426	22	1,426	1,111
12666	UAC7	9,968	9,755	213	9,755	7,296
12666	UAG8	1,988	1,956	32	1,956	1,480
12667	GCC5	821	819	2	819	443
12668	BUH4	3,285	3,248	37	3,248	2,336
12669	GUL3	2,752	2,658	94	2,658	2,658
17311	YAC7	1,617	1,582	35	1,582	1,075
225470	RU9	3,156	3,156	-	3,156	2,439
31394	ASU1	309	250	60	250	224
31394	AZS8	1,435	1,395	40	1,395	1,162
31398	JVR1	1,183	1,011	172	1,011	774
31398	MXS0	3,751	2,746	1,005	2,746	2,337
36298	NAZ7	32,330	32,210	119	32,210	22,945
39539	GAB8	495	471	24	471	128
57643	MMM3	2,805	2,693	113	2,693	2,149
75970	QAF7	9,169	8,978	191	8,978	5,462
761118	QM3	838	825	13	825	496
78473	NAC7	18,307	18,249	57	18,249	15,032
83612	LAD1	1,090	979	110	979	865
92925	DAA8	1,549	1,530	19	1,530	1,043
933635	AA2	1,625	1,621	5	1,621	1,156
933638	AC2	380	375	5	375	237
939346	AB8	1,515	1,508	7	1,508	1,015
93934	FBU5	479	434	44	434	384
93934	FCF7	3,773	3,729	44	3,729	3,355
93934	FGJ5	578	571	7	571	496
Total third quarter		$114,736	$112,131	$2,605	$112,131	$84,333

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

(Table continued from previous page)
		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Fourth quarter:				(In Thousands)
02660	TEL3	$243	$239	$4	$239	$126
059487	AA6	765	760	5	760	604
05948	KH93	1,327	1,321	5	1,321	1,151
05948	KZF9	544	529	15	529	403
059496	AC3	4,382	4,356	26	4,356	3,412
05951	VAV1	527	477	50	477	362
073882	AC6	5,298	5,148	150	5,148	4,092
1248MBA	J4	487	484	3	484	301
12666	UAC7	9,751	9,187	564	9,187	6,751
12666	UAG8	1,949	1,861	89	1,861	1,583
126670	CM8	10,000	6,216	3,784	6,216	3,534
126670	GU6	579	308	271	308	547
12667	GCC5	803	777	26	777	440
126685	AM8	89	89	1	89	50
32051	SAA7	1,075	1,027	48	1,027	606
362351	AB4	966	950	16	950	664
36298	NAZ7	29,462	28,360	1,102	28,360	20,962
39539	GAB8	456	392	64	392	154
45661	KAU4	908	701	207	701	630
46629	QAD8	3,005	3,005	-	3,005	2,500
46629	QAE6	2,771	2,771	2	2,771	2,227
57643	MMM3	2,582	2,498	84	2,498	2,081
73316	PBC3	1,689	1,571	118	1,571	403
75116	CAA4	802	793	9	793	512
759676	AL3	444	423	22	423	421
75970	HAF7	4,925	4,345	580	4,345	2,834
75970	HAK6	235	146	88	146	220
75970	QAF7	8,956	8,639	316	8,639	5,543
761118	AV0	535	519	15	519	394
761118	QM3	799	795	3	795	490
761118	VY1	574	566	8	566	351
78473	NAC7	17,512	17,214	299	17,214	14,048
83612	LAD1	972	944	28	944	936
92922	F4G0	1,076	1,038	38	1,038	322
92925	DAA8	1,515	1,493	22	1,493	1,102
93362	YAA0	2,693	2,639	54	2,639	2,176
933635	AA2	1,583	1,552	31	1,552	1,113
93364	BAA8	1,694	1,686	8	1,686	1,265
93364	CAA6	1,825	1,696	129	1,696	1,269
9393366	D0	597	572	25	572	396
93934	FCF7	3,643	3,611	32	3,611	2,929
93934	FGJ5	564	562	1	562	504
93934	FPP1	1,257	1,254	3	1,254	900
939355	BR3	3,169	3,105	64	3,105	2,181
94982	XAD4	25,692	24,783	910	24,783	24,404
Total fourth quarter		$160,720	$151,402	$9,319	$151,402	$117,893

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $29.6 and $41.6 in 2010 and 2009, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2010

		Aggregate fair value of
	Aggregate Amount of	Securities with
	Unrealized Losses	Unrealized Losses
	(In Thousands)
Less than 12 months	$9,888	$482,518
Greater than 12 months	107,046	437,023
Total	$116,934	$919,541

For the years ended December 31, 2010, 2009, and 2008, realized capital losses include $9.7, $32.5, and $44.5, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2010	2009	2008
		(In Thousands)
Income:
Equity securities	$6,526	$6,827	$9,749
Bonds	829,513	847,076	859,407
Mortgage loans	124,332	140,277	158,451
Derivatives	(44,818)	(114,792)	(145,900)
Contract loans	39,390	40,482	40,359
Real estate	1,095	2,583	2,675
Other	5,547	(14,308)	35,897
Total investment income	961,585	908,145	960,638
Investment expenses	(37,531)	(41,723)	(79,745)
Net investment income	$924,054	$866,422	$880,893

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $217.3 and $88.4 at December 31, 2010 and 2009, respectively.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31 2010 and 2009 are shown below. The Company does not participate in dollar repurchase transactions.

	At December 31, 2010	At December 31, 2009

	Securities Lending	Securities Lending
(In Thousands)
Open	$222,440	$92,551
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	-	-
Securities received	-	-
Total collateral received	$222,440	$92,551

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2010 and 2009 are shown below.

At December 31, 2010:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	205,287	203,856
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	17,142	17,144
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$222,429	$221,000

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2009:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	71,417	69,919
31 to 60 days	8,000	7,995
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	12,997	12,957
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$92,414	$90,871

Low-Income Housing Tax Credits

The Company had a carrying value of $163.9 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2010. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $10.6 and $2.2 of collateral in the form of cash, for years ended December 31, 2010 and 2009.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2010, the total amount would be $461.2.

The table below summarizes the Company’s derivative contracts at December 31, 2010 and 2009:

	Notional	Carrying	Fair
	Amount	Value	Value
		(In Thousands)
December 31, 2010
Derivative contracts:
Swaps	$6,492,820	$(39,707)	$(94,177)
Forwards	366,616	2,511	2,511
Swaptions	1,450,350	-	-
Options owned	38,550	2,259	2,259
Total derivatives	$8,348,336	$(34,937)	$(89,407)

December 31, 2009
Derivative contracts:
Swaps	$5,742,216	$(67,965)	$(156,967)
Forwards	40,831	(142)	(142)
Options owned	43,630	3,035	3,035
Total derivatives	$5,826,677	$(65,072)	$(154,074)

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $869.8 and $997.7 and an aggregate market value of $858.1 and $870.9 at December 31, 2010 and 2009, respectively. Those holdings amounted to 7.0% of the Company’s investments in bonds and 4.7% of total admitted assets at December 31, 2010. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $2.0 billion and $1.1 billion with an aggregate NAIC fair value of $2.1 billion and $1.0 billion at December 31, 2010 and 2009, respectively. The carrying value of these holdings amounted to 16.0% of the Company’s investment in bonds and 10.8% of the Company’s total admitted assets at December 31, 2010.

At December 31, 2010, the Company’s commercial mortgages involved a concentration of properties located in California (28.7%) and Texas (11.1%). The remaining commercial mortgages relate to properties located in 42 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $75.0.

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

6. Annuity Reserves

At December 31, 2010 and 2009, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2010
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$141,859	1.4%
At book value less surrender charge	842,291	7.9
At fair value	991,749	9.3
Subtotal	1,975,899	18.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,869,119	73.9
Not subject to discretionary withdrawal	800,489	7.5
Total annuity reserves and deposit fund liabilities
before reinsurance	10,645,507	100.0%
Less reinsurance ceded	42,849
Net annuity reserves and deposit fund liabilities	$10,602,658

December 31, 2009
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$165,876	1.6%
At book value less surrender charge	996,897	9.7
At fair value	978,687	9.5
Subtotal	2,141,460	20.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,380,348	71.8
Not subject to discretionary withdrawal	764,575	7.4
Total annuity reserves and deposit fund liabilities
before reinsurance	10,286,383	100.0%
Less reinsurance ceded	40,018
Net annuity reserves and deposit fund liabilities	$10,246,365

Of the $10.6 billion total net annuity reserves and deposit fund liabilities at December 31, 2010, $9.5 billion is included in the general account, and $1.1 billion is included in the separate account. Of the $10.3 billion total net annuity reserves and deposit fund liabilities at December 31, 2009, $9.2 billion is included in the general account, and $1.1 billion is included in the separate account.

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired prior to January 1, 2009 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $19.2, $15.3 and $7.2 for 2010, 2009 and 2008, respectively. ING North America is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.2, $6.3 and $7.2 for 2010, 2009 and 2008, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (RDS) that was being shared with retirees and beneficiaries. The 2011 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.

On September 7, 2010, ING announced the need for administrative expense reductions across all U.S. operations. Due to the staff reductions, the Company incurred a charge of $3.8 for allocated pension curtailment benefits during the third quarter of 2010, which resulted in the acceleration of a loss related to unrecognized losses. In addition, the Company incurred allocated severance charges of $0.9 due to this action.

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2010	2009	2008	2010	2009	2008
			(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$32,061	$33,397	$31,497	$10,510	$20,140	$22,102
Service cost	-	-	-	-	545	-
Interest cost	1,808	1,896	1,954	603	904	1,223
Contribution by plan participants	-	-	-	471	1,089	1,999
Actuarial (gain) loss	1,889	(268)	2,853	390	(3,940)	(1,504)
Benefits paid	(2,949)	(2,944)	(2,907)	(1,865)	(2,199)	(3,680)
Plan amendments	-	-	-	-	(6,884)	-
Curtailment	20	(20)	-	-	855	-
Benefit obligation at end of year	$32,829	$32,061	$33,397	$10,109	$10,510	$20,140

Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-	$-	$-
Employer contributions	2,949	2,944	2,907	1,394	1,110	1,681
Plan participants' contributions	-	-	-	471	1,089	1,999
Benefits paid	(2,949)	(2,944)	(2,907)	(1,865)	(2,199)	(3,680)
Fair value of plan assets at end of year	$-	$-	$-	$-	$-	$-

Benefit obligation	$(32,829)	$(32,061)	$(33,397)	$(10,109)	$(10,510)	$(20,140)
Unamortized prior service credit	(5)	(9)	(16)	(8,322)	(8,768)	(2,445)
Unrecognized net loss (gains)	10,818	10,017	11,504	(2,969)	(3,548)	(538)
Remaining net transition obligation	8,212	9,238	13,755	-	-	-
Total funded status	$(13,804)	$(12,815)	$(8,154)	$(21,400)	$(22,826)	$(23,123)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(32,825)	$(32,057)	$(33,393)	$(21,400)	$(22,826)	$(23,123)
Intangible assets	8,212	9,238	13,755	-	-	-
Unassigned surplus - minimum
pension liability	10,809	10,004	11,484	-	-	-
Net amount recognized	$(13,804)	$(12,815)	$(8,154)	$(21,400)	$(22,826)	$(23,123)

Component of net periodic benefit cost
Service cost	$-	$-	$-	$-	$545	$-
Interest cost	1,808	1,896	1,954	603	904	1,223
Amount of unrecognized gains (losses)	1,089	1,198	890	(189)	(75)	-
Amount of prior service cost recognized	(3)	(4)	(5)	(445)	(153)	68
Amortization of unrecognized transition
obligation to transition asset	835	1,005	1,146	-	-	-
Amount of recognized gain or (loss)
due to a settlement or curtailment	211	3,510	-	-	(408)	-
Total net periodic benefit cost	$3,940	$7,605	$3,985	$(31)	$813	$1,291

Benefit obligation for nonvested employees	$-	$-	$-	$-	$-	$1,925

Accumulated benefit obligation
for vested participants	$32,829	$32,057	$33,393	$10,109	$10,510	$20,140

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Weighted average discount rate	5.5%	6.0%	6.0%
Rate of increase in compensation level	4.0%	3.0%	1.5%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Weighted average discount rate	6.0%	6.0%	6.5%
Rate of increase in compensation level	3.0%	1.5%	4.2%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.5%, decreasing gradually to 5.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2010 by $0.3. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2010 by $0.3.

The Company expects to pay the following benefits in future years:

Year ending
December 31,	Benefits
(In Thousands)
2011	$4,377
2012	4,147
2013	3,985
2014	3,759
2015	3,604
Thereafter	15,860

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2011 future expected contribution is $4.4.

The measurement date used for postretirement benefits is December 31, 2010.

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed Guarantee Less than/ Equal to 4%	Non - Guaranteed Separate Accounts	Total

	(In Thousands)
December 31, 2010
Premium, consideration or deposits for the year	$204	$184,269	$184,473

Reserves for separate accounts with assets at:
Fair value	$91,804	$2,088,000	$2,179,804
Amortized cost	-	-	-
Total reserves	$91,804	$2,088,000	$2,179,804

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$91,804	$-	$91,804
At market value	-	2,084,757	2,084,757
Subtotal	91,804	2,084,757	2,176,561
Not subject to discretionary withdrawal	-	3,243	3,243
Total separate account liabilities	$91,804	$2,088,000	$2,179,804

December 31, 2009
Premium, consideration or deposits for the year	$(1,016)	$217,172	$216,156

Reserves for separate accounts with assets at:
Fair value	$112,407	$2,115,423	$2,227,830
Amortized cost	-	-	-
Total reserves	$112,407	$2,115,423	$2,227,830

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$112,407	$-	$112,407
At market value	-	2,112,477	2,112,477
Subtotal	112,407	2,112,477	2,224,884
Not subject to discretionary withdrawal	-	2,946	2,946
Total separate account liabilities	$112,407	$2,115,423	$2,227,830

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2010:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
Deferred Annuities	$1,009,296	$-
Immediate Annuities	71	-
Variable Annuity	155,833	-
FlexDesign VUL	217,948	-
ING Investor Elite VUL	94,453	-
ING Proctector Elite VUL	23,504	-
ING Select Life 1	78,563	-
ING Select Life 2	373,108	-
ING Select Life 2-2004	22,769	-
ING Select Life 3	78,679	-
Variable Accumulation Design SVUL	96,356	-
Variable Accumulation Design 2006	28,875	-
Variable Estate Design SVUL	61,374	-
USL Variable Life	17,379	-
USL100 Loan Balance	(2,950)	-
	$2,255,258	$-

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2010 the general account of the Company had a maximum guarantee for separate account liabilities of $938.0. To compensate the general account for the risk taken, the separate account paid $9.1 in risk charges for the year ended December 31, 2010. Total separate account guarantees paid by the Company’s general account for the year ended December 31, 2010 were $0.4.

The Company does not engage in securities lending transactions within its separate accounts.

Pursuant to the policies and procedures, the Company is required to obtain approval and or otherwise notify the contract holders that assets backing their investments may be loaned in securities lending transactions.

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2010	2009	2008
		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$184,473	$216,156	$271,699
Transfers from separate accounts	(334,218)	(352,319)	(510,876)
Transfers as reported in the Statements of Operations	$(149,745)	$(136,163)	$(239,177)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2010 and 2009 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)
(In Thousands)
December 31, 2010
Separate Account Liability	$1,068,557
Gross amount of reserve	13,191
Reinsurance reserve credit	-

December 31, 2009
Separate Account Liability	$1,005,801
Gross amount of reserve	10,133
Reinsurance reserve credit	-

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2010 and 2009 was $2.3 billion and $2.2 billion, respectively.

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC
Branson Insurance Agency, Inc
Compulife, Inc.
Directed Services, LLC
Financial Network Investment Corporation
FN Insurance Services, Inc.
FNI International, Inc.
Furman Selz Investments, LLC
Guaranty Brokerage Services, Inc.
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING America Insurance Holdings, Inc.
ING Brokers Network, LLC
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Services, LLC
ING Furman Selz (SBIC) Investments LLC
ING Institutional Plan Services, LLC
ING Insurance Agency of Texas, Inc.
ING Insurance Agency, Inc
ING Insurance Services, Inc.
ING Insurance Services of Massachusetts, Inc.
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC
ING Investment Management Co.
ING Investment Management Services, LLC
ING Investment Management, LLC

ING Investment Trust Co.
ING Investments Distributor, LLC
ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pomona Holdings LLC
ING Realty Group LLC
ING Retail Holding Company, Inc.
ING USA Annuity and Life Insurance Company
ING Wealth Solutions, LLC
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
MFSC Insurance Services, Inc.
Midwestern United Life Insurance Company
Multi-Financial Group, LLC
Multi-Financial Securities Corporation
Pomona Management LLC
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Texas, Inc
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Roaring River II, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2010	2009	2008
	(In Thousands)
Federal tax expense (benefit) on operations	$31,403	$119,396	$(111,875)
Federal tax (benefit) expense on capital gains and losses	(4,646)	(70,722)	10,592
Foreign Tax Expense	(1,330)	-	-
Total current tax expense (benefit) incurred	$25,427	$48,674	$(101,283)

The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2010 and 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.

The net decrease in total deferred tax assets that were nonadmitted, including the tax valuation allowance, was $61.1 and $33.9 for 2010 and 2009, respectively.

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP 10R for the year ended December 31, 2010 and 2009. The years ended December 31, 2010 and 2009 election differs from the December 31, 2008 year-end reporting period.

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The increased amount by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP 10R is as follows:

	2010	2009	Change
		(In Thousands)
Ordinary
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	105,925	90,474	15,451
Paragraph 10.b.ii.	193,780	208,468	(14,688)
Paragraph 10.b. (lesser of b.i. or b.ii.)	105,925	90,474	15,451
Paragraph 10.c.	125,792	58,831	66,961
Total admitted from application of paragraph 10.a. - 10.c.	231,717	149,305	82,412
Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	199,967	175,677	24,290
Paragraph 10.e.ii.b.	290,671	312,702	(22,031)
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	199,967	175,677	24,290
Paragraph 10.e.iii.	125,792	58,831	66,961
Total admitted from application of paragraph 10.e.	$325,759	$234,508	$91,251
Capital
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	73,570	46,760	26,810
Paragraph 10.b.ii.	N/A	N/A	N/A
Paragraph 10.b. (lesser of b.i. or b.ii.)	73,570	46,760	26,810
Paragraph 10.c.	2,193	-	2,193
Total admitted from application of paragraph 10.a. - 10.c.	75,763	46,760	29,003

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	73,570	46,760	26,810
Paragraph 10.e.ii.b.	N/A	N/A	N/A
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	73,570	46,760	26,810
Paragraph 10.e.iii.	2,193	-	2,193
Total admitted from application of paragraph 10.e.	$75,763	$46,760	$29,003

Total
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	179,495	137,234	42,261
Paragraph 10.b.ii.	193,780	208,468	(14,688)
Paragraph 10.b. (lesser of b.i. or b.ii.)	179,495	137,234	42,261
Paragraph 10.c.	127,985	58,831	69,154
Total admitted from application of paragraph 10.a. - 10.c.	307,480	196,065	111,415

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	273,537	222,437	51,101
Paragraph 10.e.ii.b.	290,671	312,702	(22,031)
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	273,537	222,437	51,100
Paragraph 10.e.iii.	127,985	58,831	69,154
Total admitted from application of paragraph 10.e.	$401,522	$281,268	$120,254

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Admittance testing under paragraph 10.e was implemented as part of SSAP 10R effective December 31, 2010.

The main components of deferred tax assets and deferred tax liabilities are as follows:

		2010	2009	Change
			(In Thousands)
(1)	Deferred Tax Assets
	Ordinary:
	Deferred acquisition costs	$119,977	$122,310	$(2,333)
	Insurance reserves	213,252	209,359	3,893
	Investments	41,569	4,426	37,143
	Compensation and benefits	54,684	50,394	4,290
	Nonadmitted assets and other surplus items	40,877	12,437	28,440
	Litigation accruals	14,323	14,022	301
	Unrealized loss on investments	31,764	14,608	17,156
	Tax credits	3,028	3,901	(873)
	Other	16,773	19,675	(2,902)
	Total gross deferred tax asset	536,247	451,132	85,115
	Valuation allowance adjustment	(3,028)	-	(3,028)
	Total adjusted gross deferred tax asset	533,219	451,132	82,087
	Nonadmitted deferred tax assets	(207,459)	(216,624)	9,165
	Admitted ordinary deferred tax assets	$325,760	$234,508	$91,252
	Capital:
	Investments	$101,055	$117,797	$(16,742)
	Unrealized loss on investments	5	9,260	(9,255)
	Total gross deferred tax asset	101,060	127,057	(25,997)
	Valuation allowance adjustment	(25,298)	(80,297)	54,999
	Total adjusted gross deferred tax asset	75,762	46,760	29,002
	Nonadmitted deferred tax assets	-	-	-
	Admitted capital deferred tax assets	$75,762	$46,760	$29,002

	Total admitted deferred tax assets	$401,522	$281,268	$120,254
(2)	Deferred Tax Liabilities
	Ordinary:
	Investments	$(22,244)	$(10,547)	$(11,697)
	Deferred and uncollected premiums	(33,844)	(17,296)	(16,548)
	Insurance reserves	(18,950)	(2,274)	(16,676)
	Costs of collection and loading	(21,470)	(21,416)	(54)
	Unrealized gain on investments	(26,897)	-	(26,897)
	Other	(2,386)	(7,298)	4,912
	Total deferred tax liability	$(125,791)	$(58,831)	$(66,960)
	Capital:
	Investments	$(2,193)	$-	$(2,193)
	Total deferred tax liability	$(2,193)	$-	$(2,193)

	Total deferred tax liabilities	$(127,984)	$(58,831)	$(69,153)

(3)	Net Deferred Tax Assets/Liabilities	$273,538	$222,437	$51,101

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2010 and 2009 was $28.3 and $80.3, respectively. The net change in the total valuation allowance adjustment for the years ended December 31, 2010 and 2009 was an increase/ (decrease) of $(52.0) and $80.3, respectively due to the application of SSAP 10R. The valuation allowance adjustment at 2010 and 2009 is related to capital losses and foreign tax credits as it is unlikely that the Company will be able to realize sufficient taxable gain income to offset taxable capital losses or utilize foreign tax credits.

The change in net deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2010	2009	Change
		(In Thousands)
Net deferred tax asset	$509,323	$519,358	$(10,035)
Valuation allowance adjustment	(28,326)	(80,297)	51,971
Net adjusted deferred tax asset	480,997	439,061	41,936
Remove unrealized losses	4,872	23,868	(18,996)
Net tax effect without unrealized gains and losses	$476,125	$415,193	60,932

Remove other items in surplus:
Additional minimum pension liability			281
Current year change in nonadmitted assets			28,440
Unauthorized reinsurer			725
Reserve accounting method change			(1,641)
Other			922
Remove current year change in valuation allowance adjustment			51,971
			$(19,766)

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculations to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

2010
Ordinary
Adjusted gross DTAs (% of total adjusted	6.85%
gross DTAs)
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	11.21%
Capital
Adjusted gross DTAs (% of total adjusted
gross DTAs)	97.11%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	97.11%
Total
Adjusted gross DTAs (% of total adjusted
gross DTAs)	18.08%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	27.42%

The Company has no unrecorded tax liabilities as of December 31, 2010.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		2010		2009		2008
			Effective		Effective		Effective
		Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
		(In Thousands)
Ordinary income (loss)		$(118,105)		$223,958		$(68,474)
Capital losses		(90,695)		(267,780)		(158,016)
Total pretax income (loss)		(208,800)		(43,822)		(226,490)
Expected tax expense (benefit) at 35% statutory rate		(73,080)	35.0%	(15,338)	35.0%	(79,272)	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(4,227)	2.0%	(2,674)	6.1%	(2,753)	1.2%
b.	Interest maintenance reserve	15,265	-7.3%	(31,966)	72.9%	(14,311)	6.3%
c.	Reinsurance	128,995	-61.8%	23,051	-52.6%	(1,839)	0.8%
d.	Settlement of IRS audit	(6,272)	3.0%	(19,719)	45.0%	(32,022)	14.1%
e.	Return of capital	-	0.0%	10,412	-23.8%	-	0.0%
f.	Tax credits	(15,455)	7.4%	(9,982)	22.8%	(11,841)	5.2%
g.	Other	(32)	0.0%	(1,605)	3.7%	248	-0.1%
Total income tax reported		$45,194	-21.6%	$(47,821)	109.1%	$(141,790)	62.6%

Current income taxes incurred		$25,427	-12.2%	48,674	-111.1%	(101,283)	44.7%
Change in deferred income tax*		19,766	-9.5%	(96,495)	220.2%	(40,506)	17.9%
Total income tax reported		$45,193	-21.6%	$(47,821)	109.1%	$(141,789)	62.6%
* excluding tax on unrealized gains (losses) and other surplus items

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The Company's risk-based capital level used for purposes of paragraph 10.d. is based on authorized control level risk based capital of $244.9 and total adjusted capital of $2,144.0. The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	2010	2009	Change
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Net Admitted DTA:
Ordinary	$105,925	$90,474	$15,451
Capital	73,570	46,760	26,810
Total net admitted DTA	179,495	137,234	42,261
Admitted assets	20,717,403	20,588,102	129,301
Statutory surplus	1,984,104	2,105,107	(121,003)
Total adjusted capital	2,049,961	2,132,569	(82,608)

Increases Due to SSAP No. 10R, Paragraph 10.e.:
Net Admitted DTA:
Ordinary	$199,968	$175,677	$24,291
Capital	73,570	46,760	26,810
Total net admitted DTA	273,538	222,437	51,101
Admitted assets	20,811,446	20,673,305	138,141
Statutory surplus	2,078,147	2,190,310	(112,163)
Total adjusted capital	2,144,004	2,217,772	(73,768)

Increased Net Admitted DTA:	$94,043	$85,203	$8,840

As of December 31, 2010, there is no operating loss or tax credit carryforward available for tax purposes. The Company has a foreign tax credit carry forward of $3.0 offset by a full tax valuation allowance.

There are no federal income taxes incurred that will be available for recoupment in the event of future net losses from 2010, 2009 and 2008.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2010.

Under the intercompany tax sharing agreement, the Company has a receivable from ING AIH, an affiliate, of $80.5 and a payable to ING AIH of $19.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The Company’s transferable state tax credit assets at December 31, 2010 and 2009 are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax Credit	State	Carrying Value	Remaining
		(In Thousands)
December 31, 2010
Estimated credit based on investment in
motion picture/film production credits	CT	$938	$1,002
Estimated credit based on investment in
low income housing investment	GA	1,668	1,740
Total State Tax Credits		$2,606	$2,742
December 31, 2009
Estimated credit based on investment in
low income housing investment	CT	$1,366	$1,504
Estimated credit based on investment in
low income housing investment	GA	1,668	2,034
Total State Tax Credits		$3,034	$3,538

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

		December 31
	2010	2009	2008
	(In Thousands)
Balance at beginning of year	$7,625.2	$24,070.1	$53,854.5
Additions for tax positions related to current year	-	188.2	451.5
Reductions for tax positions related to prior years	(8,214.1)	(16,741.3)	(30,742.6)
Additions for tax positions related to prior years	27,331.4	108.2	506.7
Settlements	(582.1)	-	-
Balance at end of year	$26,160.4	$7,625.2	$24,070.1

The Company had $1.8, $7.6 and $24.1 of unrecognized tax benefits as of December 31, 2010, 2009, and 2008, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $0.0 and $1.0 as of December 31, 2010 and 2009, respectively. The decrease during the period ended December 31, 2010 is primarily related to the settlement of the 2004-2008 Federal audits.

In September 2010, the IRS completed its examination of the Company’s returns through tax year 2008. The provision for the year ended December 31, 2010 reflected non-

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based upon the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2009 and 2010. It is anticipated that the IRS audit of tax year 2009 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $24.4. The timing of the payment of the remaining allowance of $1.8 can not be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2009 and 2010.

10. Investment in and Advances to Subsidiaries

The Company has six wholly owned insurance subsidiaries at December 31, 2010, ReliaStar Life Insurance Company of New York (“RNY”), ING Re (UK) Limited (“ING RE”), Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”) and Roaring River II, LLC (“RRIILLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2010	2009
	(In Thousands)
Common stock (cost - $783,015 in 2010 and $676,738 in 2009.)	$320,196	$324,181

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

		December 31
	2010	2009	2008
		(In Thousands)
Revenues	$515,246	$1,242,243	$895,770
(Loss) Income before net realized gains and losses	(91,110)	(454,811)	(298,044)
Net loss	(98,150)	(294,439)	(289,235)
Admitted assets	5,246,718	4,834,089	4,158,852
Liabilities	4,033,123	4,056,756	3,611,950

Asset and liability amounts for WWI, WWII, RRLLC and RRIILLC are included in the above table, however, the Company’s carrying amount for WWI, WWII, RRLLC and RRIILLC is zero.

The Company received no cash dividends from RNY during years ended December 31, 2010, 2009 and 2008.

57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007. As of December 31, 2010 and 2009, WWI has no carrying value. The Company contributed capital to WWI of $0.0, $0.0 and $105.0 during the years ended December 31, 2010, 2009 and 2008, respectively. The Company received cash dividends from WWI of $50.0, 0.0 and 0.0 during years ended December 31, 2010, 2009 and 2008, respectively. During 2010, the Company ceded premium and ceded reserves to WWI of $58.4 and $401.1, respectively. The amount of insurance in force ceded to WWI was $40.3 billion at December 31, 2010. During 2009, the Company ceded premium and ceded reserves to WWI of $82.9 and $316.5, respectively. The amount of insurance in force ceded to WWI was $41.9 billion at December 31, 2009. During 2008, the Company ceded premium and ceded reserves to WWI of $106.8 and $269.5, respectively. The amount of insurance in force ceded to WWI was $44.2 billion at December 31, 2008.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007. As of December 31, 2010 and 2009, WWII has no carrying value. The Company contributed no capital to WWII during the years ended December 31, 2010, 2009 and 2008. The Company received cash dividends from WWII of $60.0, 0.0 and 0.0 during years ended December 31, 2010, 2009 and 2008, respectively. During 2010, the Company ceded premium and ceded reserves to WWII of $32.3 and $281.5, respectively. The amount of insurance in force ceded to WWII was $0.8 billion at December 31, 2010. During 2009, the Company ceded premium and ceded reserves to WWII of $34.2 and $287.7, respectively. The amount of insurance in force ceded to WWII was $0.8 billion at December 31, 2009. During 2008, the Company ceded premium and ceded reserves to WWII of $39.0 and $641.4, respectively. The amount of insurance in force ceded to WWII was $0.5 billion at December 31, 2008.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a Captive from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a special purpose life reinsurance captive (“Captive”) on January 1, 2008. The Company’s adjusted carrying value of RRLLC is $0.0 and $0.0 as of December 31, 2010 and 2009, respectively. The Company contributed capital to RRLLC of $0.0 and $123.0 during the year ended December 31, 2010 and 2009, respectively. During 2010, the Company ceded premium and ceded reserves to RRLLC of ($383.2) and $204.0, respectively. The amount of insurance in force ceded to RRLLC

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

was $71.7 billion at December 31, 2010. During 2009, the Company ceded premium and ceded reserves to RRLLC of $648.7 and $487.5, respectively. The amount of insurance in force ceded to RRLLC was $139.3 billion at December 31, 2009. This treaty did not exist in 2008.

During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its ING Re (UK) Limited subsidiary and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (“MVL”) as allowed by UK law. The operations of ING Re (UK) Limited ceased during 2010 with a distribution of capital from ING Re (UK) Limited to the Company in the amount of $43.9 and $1.5 on November 11, 2009 and December 29, 2010, respectively. After the final distribution, the subsidiary was fully liquidated and had a carrying value of $0 as of December 31, 2010. A final routine meeting with the liquidator, PricewaterhouseCoopers, took place in early February 2011 in which the liquidator filed the final reporting documents. The liquidation will be given legal effect three months after the final report was filed.

.

On March 29, 2010, the Company created RRIILLC under the laws of the State of Missouri. RRIILLC received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. On September 28, 2010, the Company made an initial capital contribution of $250,000 to RRIILLC which established a special deposit in the State of Missouri. As of December 31, 2010, the Company’s adjusted carrying value of RRII is $0. The Company contributed capital to RRIILLC of $217.8 during the year ended December 31, 2010. During 2010, the Company ceded premium and ceded reserves to RRIILLC of $509.1 and $515.5, respectively. The amount of insurance in force ceded to RRIILLC was $60.7 billion at December 31, 2010.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $262.3, $463.4 and $713.6 for 2010, 2009 and 2008, respectively.

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

		December 31
	2010	2009	2008
	(In Thousands)
Premiums	$2,928,711	$2,858,276	$1,388,347
Benefits paid or provided	1,673,849	1,478,685	895,679
Policy and contract liabilities at year end	5,042,812	4,409,635	3,368,526

The amount of reinsurance credits taken for new agreements executed since January 1, 2010 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.8 billion.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred gain of $129.8, which will be reflected in 2010 Capital and Surplus and amortized over the reinsurance period. Thereafter, the Company will pay RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as trustees and the Company as beneficiary in which the Company deposited $652.2 on January 1, 2010.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2010, 2009 and 2008, interest paid totaled $3.4, $3.2 and $4.3, respectively. There is no accrued interest for the years ended December 31, 2010 and 2009.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY in 2009. The Company received capital contributions from Lion of $50.0 and $0.0 during 2010 and 2009, respectively. The Company paid dividends of $221.0, $0 and $0 to Lion during 2010, 2009 and 2008, respectively.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

		December 31
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
		(In Thousands)
Assets:
Bonds	$12,458,400	$13,094,107	$11,921,786	$11,831,181
Preferred stocks	57,537	64,246	48,516	46,827
Unaffiliated common stocks	64,612	64,612	60,112	60,112
Mortgage loans	1,965,481	2,024,227	2,225,989	2,144,398
Securities lending reinvested collateral	222,440	222,440	-	-
Swaps	74,831	85,300	50,440	50,561
Forwards	2,766	2,765	-	-
Options owned	2,259	2,259	3,035	3,035
Contract loans	663,680	663,680	682,630	682,630
Cash, cash equivalents and
short term investments	604,431	604,431	1,331,064	1,331,064
Separate account assets	2,255,258	2,255,258	2,227,830	2,227,830
Liabilities:
Payable for securities lending	222,440	222,440	-	-
Swaps	114,539	179,477	118,405	207,529
Forwards	254	254	142	142
Payable for securities	-	-	20,411	20,411

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100, Fair Value Measurements (“SSAP No. 100”). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.9% and 45.4% over the total portfolio. Effective December 31, 2010, the Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or

63

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Company did not have any security transfers between Level 1 and Level 2 during 2010.

64

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2010 and December 31, 2009:

At December 31, 2010
	Level 1	Level 2	Level 3	Total
		(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$-	$9,072	$-	$9,072
Residential mortgage-backed	-	1,856	7,112	8,968
Commercial mortgage-backed	-	17,004	-	17,004
Other asset-backed	-	-	2,394	2,394
Preferred stock	-	4,980	548	5,528
Common stock	53,768	-	10,844	64,612
Cash, cash equivalents and short-
term investments	604,431	-	-	604,431
Derivatives
Forwards	2,721	43	-	2,764
Options	-	-	2,259	2,259
Swaps	-	74,831	-	74,831
Separate account assets	2,181,547	73,711	-	2,255,258
Total assets	$2,842,467	$181,497	$23,157	$3,047,121

Liabilities:
Derivatives
Swaps	$-	$85,579	$28,201	$113,780
Forwards	21	233	-	254
Total liabilities	$21	$85,812	$28,201	$114,034

65

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2009
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US Corporate, State & Municipal	$-	$15,202	$-	$15,202
Foreign	-	8,716	-	8,716
Residential Mortgage Backed	-	6,512	7,686	14,198
Other Asset Backed	-	1,767	-	1,767
Preferred stock	-	4,440	2,527	6,967
Common stock	49,354	-	10,758	60,112
Cash, cash equivalents and short-
term investments	1,331,064	-	-	1,331,064
Derivatives
Swaps	-	50,561	-	50,561
Options owned	-	-	3,035	3,035
Separate account assets	2,138,417	89,413	-	2,227,830
Total assets	$3,518,835	$176,611	$24,006	$3,719,452

Liabilities:
Derivatives
Swaps	$-	$118,397	$-	$118,397
Forwards	-	142	-	142
Total liabilities	$-	$118,539	$-	$118,539

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Over the course of 2009 and 2010, price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

66

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

67

follows:follows:follows:follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010:

At December 31, 2010
	Bonds				Derivatives
			Preferred	Common
	RMBS/FX	ABS	Stock	Stock	Call Options	Swaps	Total
	(In Thousands)
Beginning balance	$7,686	$-	$2,527	$10,758	$3,035	$-	$24,006
Transfers into Level 3	2,193	3,000	-	-	-	1,649	6,842
Transfers out of Level 3	(2,077)	-	(2,000)	-	-	-	(4,077)
Total gains (losses)
included in income	(4,138)	-	-	(287)	2,327	-	(2,098)
Total gains (losses)
included in surplus	3,748	(606)	21	479	(424)	(29,850)	(26,632)
Purchases	-	-	-	769	1,586	-	2,355
Issues	-	-	-	-	-	-	-
Sales	(300)	-	-	(875)	(4,265)	-	(5,440)
Settlements	-	-	-	-	-	-	-
Ending balance	$7,112	$2,394	$548	$10,844	$2,259	$(28,201)	$(5,044)

The transfers out of Level 3 during the year ended December 31, 2010 are primarily due to the Company's use of commercial pricing services to value certain multiclass residential mortgage-backed securities (“RMBS”). These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. These Multiclass RMBS had previously been valued by using the average of broker quotes when more than one broker quote was provided.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009:

At December 31, 2009
	Bonds				Derivatives
			Preferred	Common
	RMBS/FX	ABS	Stock	Stock	Options	Total
	(In Thousands)
Beginning balance	$10,458	$-	$-	$-	$717	$11,175
Transfers into Level 3	31,167	-	2,527	8,809	-	42,503
Transfers out of Level 3	(10,402)	-	-	-	-	(10,402)
Total gains (losses)
included in income	(4,471)	-	-	(1)	1,341	(3,131)
Total gains (losses)
included in surplus	(17,711)	-	-	1,183	-	(16,528)
Purchases	153	-	-	769	1,857	2,779
Issues	-	-	-	-	-	-
Sales	(1,508)	-	-	(2)	(880)	(2,390)
Settlements	-	-	-		-	-
Ending balance	$7,686	$-	$2,527	$10,758	$3,035	$24,006

68

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

14. Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0. The States of Colorado and Minnesota did not disapprove the guarantee.

Due to the ratings downgrade by Moody’s Inc. of the Company on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $300.5 as of December 31, 2010 to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $64.3 and $52.9 at December 31, 2010 and 2009, respectively. The Company is also committed to provide additional capital contributions for partnerships of $145.8 and $198.0 at December 31, 2010 and 2009, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING United States companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2010, 2009 and 2008, rent expense totaled $2.6, $4.7 and $8.6, respectively.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

On January 3, 2008, the Company closed on transactions to sell four home office properties in Minneapolis for $117.0 in cash. The Company recognized a gain in the statement of operations of $44.7 associated with these sales as of December 31, 2008. Three of the properties have sale leaseback components to the transaction; therefore the gain related to these properties ($10.4 net of tax) will be segregated as special surplus funds and subsequently amortized to unassigned surplus over the 15 year lease term.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/ arbitrations arising from the normal conduct of business. Due to the climate in insurance

69

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

70

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company has taken certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010, the Company continued monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will continue to determine whether further actions are necessary.

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the EC as part of the process to receive EC approval for the state aid granted to ING by the Dutch State in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the ING-Dutch State transaction. As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four

71

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation, including initial public offerings, sales or combinations thereof. In November 2009, the Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructuring Plan were approved by ING shareholders. ING also reached an agreement with the Dutch State to alter the repayment terms of the Core Tier 1 securities in order to facilitate early repayment; and ING repurchased in December 2009 EUR 5 billion of the total EUR 10 billion Core Tier 1 securities issued to the Dutch State. As part of the Restructuring Plan, ING also agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. In total, these extra payments will amount to a net present value of EUR 1.3 billion, which will be recorded by ING as a one-time pre-tax charge in the fourth quarter of 2009. The terms of the ING-Dutch State transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remained unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries. In order to finance the repayment of EUR 5 billion Core Tier 1 securities and the associated costs as well as to mitigate the capital impact of the additional payments for the Back-Up Facility, ING launched a capital increase without preferential subscription rights for holders of (bearer depositary receipts for) ordinary shares of up to EUR 7.5 billion in November 2009. Proceeds of the issue in excess of the above amounts will be used to strengthen ING’s capital position.

On January 28, 2010, ING announced the filing of its appeal with the General Court of the European Union against specific elements of the EC’s decision regarding the ING Restructuring Plan. Despite the appeal, ING is committed to executing the formal separation of banking and insurance and the divestment of the latter as announced on October 26, 2009. In its appeal, ING contests the state aid calculation the EC applied to the reduction in repayment premium agreed upon by ING and the Dutch State in connection with ING’s December 2009 repayment of the first EUR 5 billion of Core Tier 1 securities. ING is also appealing the disproportionality of the price leadership restrictions imposed on ING with respect to the European financial sector.

On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

On October 27, 2009, subsequent to the announcement of the Restructuring Plan, the insurance financial strength ratings of the Company and ING’s other primary U.S. insurance companies were downgraded by Moody’s Investors Service, Inc. to A2 from A1 and by Fitch Ratings Ltd to A- from A.

72

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

14. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2010 and 2009.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the Company's admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.6, $0.7 and $2.6 for the years ended December 31, 2010, 2009, and 2008, respectively.

Through this reciprocal loan agreement, the Company borrowed $15.3 billion and repaid $15.2 billion in 2010 and borrowed $2.1 billion and repaid $2.4 billion in 2009. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.6, $0.5 and $2.2 during 2010, 2009 and 2008, respectively.

The Company is the beneficiary of letters of credit totaling $1,214.8; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2010 and 2009.

15. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services

73

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

provided. Total fees under the agreement were approximately $30.7, $30.0, and $52.3 for the years ended December 31, 2010, 2009 and 2008, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $228.4, $170.1 and $229.5 for the years ended December 31, 2010, 2009 and 2008, respectively.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $120.2 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”)

74

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $383.7 with this transaction having minimal impact to the income statement.

Property and Equipment: During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $39.4 which resulted in a decrease in nonadmitted assets.

Fixed Maturity Asset Transfer: During the fourth quarter of 2010, the Company sold securities with a carrying value of $918.1 to its affiliate company, Security Life of Denver Insurance Company (“SLD”). At the date of sale, the securities had a fair value of $972.1 and the Company recognized a gain of $54.0. Simultaneously, the Company purchased securities from SLD with a fair value of $888.9. This asset transfer was approved by the Minnesota Division of Insurance prior to execution.

16. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $7.3 and $7.6 as of December 31, 2010 and 2009, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $6.7 and $6.9 as of December 31, 2010 and 2009, respectively, for future credits to premium taxes for assessments already paid.

75

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

17. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2010	2009
	(In Thousands)
Balance at January 1	$1,108,811	$1,311,537
Less reinsurance recoverables	166,618	151,910
Net balance at January 1	942,193	1,159,627

Incurred related to:
Current year	29,405	278,833
Prior years	(666,337)	(321,110)
Total incurred	(636,932)	(42,277)

Paid related to:
Current year	21,342	52,997
Prior years	(16,605)	122,162
Total paid	4,737	175,159

Net balance at December 31	300,523	942,193
Plus reinsurance recoverables	126,814	166,618
Balance at December 31	$427,337	$1,108,811

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

Incurred and paid claims are presented net of reinsurance. The change in prior year incurred claims in 2010 reflects the impact of the Company’s group reinsurance transaction with RGA, which is described in Note 11.

18. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2010, which are subject to retrospective rating features, is $10.7, which represents 20.7% of the total group life premiums, net of reinsurance. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2010 and 2009. There were no group life premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2009. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2008, which are subject to retrospective rating features, is $107.0, which represents 26.2% of the total group life premiums, net of reinsurance. The amount of group health premiums written, net of reinsurance, by the Company at

76

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2010
(Dollar amounts in millions, unless otherwise stated)

December 31, 2008, which are subject to retrospective rating features, is $5.7, which represents 1.1% of the total group health premiums written, net of reinsurance.

19	.	Direct Premiums Written/Produced by Managing General Agents/Third Party
		Administrators

		Name of Managing			Type of	Type of	Total Direct
		General Agent or Third	FEIN	Exclusive	Business	Authority	Premiums
		Party Administrator	Number	Contract	Written	Granted	Written
							(In Thousands)
		Disability Reinesurance Management Service	01-0483086	Y	Long Term Disability	C,CA,B,U	$77,740
		ReliaStar Record Keeping	41-0451140	Y	Group Annuity	P	10,191
		ING Mid-Atlantic Service Center	N/A	Y	Deferred Compensation	P	2,830
							$90,761

The aggregate amount of premiums written through managing general agents or third party administrators during 2010 is $90.8.

20. Subsequent Events

In March 2011, the Company settled issues related to the 2009 tax return as filed with the IRS. In the first quarter of 2011, the Company increased its current tax expense and paid its Parent approximately $52.0 ($28.0 net of unrecognized tax benefits). In addition, on March 31, 2011, the Company received a $52.0 capital contribution from its Parent, which will also be recorded in the first quarter 2011.

The Company is not aware of any other events occurring subsequent to December 31, 2010 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2010 through April 1, 2011, the date the statutory financial statements were available to be issued.

77

Form No. SAI.100209-11                                                                             ILIAC Ed. April 2011

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Statements of Separate Account N:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2010
Statements of Operations for the year ended December 31, 2010
Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
Notes to Financial Statements
Statements - Statutory Basis of ReliaStar Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Balance Sheets - Statutory Basis as of December 31, 2010 and 2009
Statements of Operations - Statutory Basis for the years ended December 31, 2010, 2009 and 2008
Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2010, 2009 and 2008
Statements of Cash Flows - Statutory Basis for the years ended December 31, 2010, 2009 and 2008
Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account
One (“Registrant”) ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(2)	Not applicable

(3.1)	Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule ·Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 033-90474), as filed on November 5, 1999.
(4.1)	Individual Deferred Tax Sheltered Annuity Contract (Transfer Series) ·Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified
Plans ·Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.3)	Individual Deferred Retirement Annuity Contract (Transfer Series) ·Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.4)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract ·Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract ·Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.6)	ERISA Endorsement ·Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1996.
(4.7)	TSA Endorsement ·Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000
(FL) 2-95 in Florida ·Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29,
1997.
(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No.
13000 (FL-PBC) 2-95 in Florida ·Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on July 29, 1997.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.11)	Roth IRA Endorsement ·Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.12)	Fixed Account C Endorsement ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on December 23, 1998.
(4.13)	Waiver Endorsement ·Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1999.

(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) ·Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(4.16)	Endorsement 149468-09 to Form No. 13000 (FL) 2-95 ·Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 28, 2009.
(4.17)	Endorsement 149854-08 to Form No. 13000 (FL) 2-95 ·Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 28, 2009.
(5.1)	Contract Application Form (Transfer Series and Flex Series) ·Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998
(6.1)	Amended Articles of Incorporation of Depositor ·Incorporated by reference to Form
S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor ·Incorporated by reference to Form S-6 Registration
Statement of Select-Life Variable Account (File No. 333-18517), as filed on
December 23, 1996.

(7)	Not applicable

(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, American Funds Insurance Series and Capital
Research and Management Company ·Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as
filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING American Equities, Inc., Directed Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company
·Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated
April 30, 2003 by and among ING USA Annuity and Life Insurance Company
(formerly known as Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc.
and Capital Research and Management Company ·Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
153338), as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V ·Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V ·Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar
Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund, and Variable Insurance Products Fund II ·Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-100207), as filed on October 1, 2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.9)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation ·Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.10)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.11)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 ·Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.13)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.14)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.15)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company ·Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.

(8.16)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.17)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 5, 2011.
(8.18)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 5, 2011.
(8.19)	Participation Agreement made and entered into as of April 30, 2003 among ReliaStar
Life Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-100207), as filed on February 20, 2004.
(8.20)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and Aetna Investment Services, LLC ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.21)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company to Participation
Agreement dated as of December 6, 2001 ·Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 24, 2002.
(8.22)	Amendment dated as of October 1, 2002 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and amended as of March 26, 2002 ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.

(8.23)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002 and October 1, 2002 ·Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
1A (File No. 333-32575), as filed on April 30, 2003.
(8.24)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002 and May 1, 2003 ·
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(8.25)	Amendment dated as of April 29, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003 and
November 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as filed on December
21, 2006.
(8.26)	Amendment dated as of August 31, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 ·Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on December 21, 2006.
(8.27)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and August 31, 2005 ·Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 21, 2006.
(8.28)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, August 31, 2005 and December 7, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.

(8.29)	Service Agreement and Contract with Investment Adviser effective as of December 6,
2001 between ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company in connection with the sale of shares of ING Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.30)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.31)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.32)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-92000), as
filed on April 17, 2003.
(8.33)	Amendment dated as of November 1, 2004 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-6 (File No.
333-69431), as filed on March 1, 2007.
(8.34)	Amendment dated as of April 29, 2005 to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.
(8.35)	Amendment dated as of December 7, 2005 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-120636), as filed on December 21, 2006.
(8.36)	Amendment dated as of April 28, 2006 to Shareholder Servicing Agreement (Service
Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance Company
dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.

(8.37)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.38)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.39)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.40)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.41)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.

(8.42)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.
(8.43)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.44)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.45)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.46)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.

(8.47)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.48)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.49)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products
Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.50)	Amendment executed August 30, 2002 to Participation Agreement dated May 1,
2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust
(formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor,
LLC (formerly known as ING Pilgrim Securities, Inc.) ·Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 22, 2003.
(8.51)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.52)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.

(8.53)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributor, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.54)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.55)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING
VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING Funds Distributor,
Inc.) ·Incorporated by reference to Post-Effective Amendment No. 18 to Registration
Statement on Form N-6 (File No. 033-57244), as filed on February 9, 2004.
(8.56)	Participation Agreement made and entered into as of December 1, 2002 among ING
Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING
Funds Distributions, Inc. ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.57)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.58)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.
(8.59)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC ·Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.60)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.

(8.61)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. ·Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.62)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.63)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.64)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger
Berman Management Inc. ·Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April
23, 1999.
(8.65)	Addendum dated as of May 1, 2000 to Fund Participation Agreement dated August 8,
1997 and amended on December 1, 1998 by and among Northern Life Insurance
Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust
and Neuberger Berman Management Inc. ·Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-
90474), as filed on April 25, 2001.
(8.66)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.67)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.

(8.68)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.69)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23,
2008.
(8.70)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.71)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.72)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.73)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.74)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.

(8.75)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.76)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.77)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 ·Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on December 21, 2007.
(8.78)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.79)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.80)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.81)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.

(8.82)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton	20 Washington Avenue South	President and Director
Minneapolis, Minnesota 55401

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands

Lynne R. Ford	230 Park Avenue	Director
New York, NY 10169

Robert G. Leary	230 Park Avenue	Director
New York, NY 10169

Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer

Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Depositor

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169

Carol Stern	601 Thirteenth Street, NW	Vice President and Chief Compliance
	Washington, DC 20005	Officer

Joy Benner	20 Washington Avenue South	Secretary
Minneapolis, Minnesota 55401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to the Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 033-75962), as filed with the Securities and Exchange Commission on April 6, 2011.

Item 27. Number of Contract Owners

As of March 31, 2011, there were 43,226 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a. “Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).
(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	President and Director
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol S. Stern	601 Thirteenth Street, NW	Director and Chief Compliance Officer
Washington, DC 20005
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	980 Ninth Street	Vice President
Sacramento, CA 95814

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary Kathleen Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Name	Principal Business Address	Positions and Offices with Underwriter

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Dave Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Mark R. Luckinbill	2841 Plaza Place, Suite 210	Vice President
Raleigh, NC 27612

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Name	Principal Business Address	Positions and Offices with Underwriter

Carl P. Steinhilber	One Orange Way	Vice President
Windsor, CT 06095-4774

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$5,345,848.22
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]
(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100209) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 11th day of April, 2011.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Donald W. Britton*
Donald W. Britton President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Donald W. Britton*	President and Director		)
Donald W. Britton	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman		) April
Patrick G. Flynn		)	11, 2011
)
Lynne R. Ford*	Director		)
Lynne R. Ford			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)

Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		SEPARATE ACCOUNT N
		EXHIBIT INDEX
Exhibit No.		Exhibit

24	(b)(9)	Consent and Opinion of Counsel	__________
24(b)	(10)	Consent of Independent Registered Public Accounting Firm	__________
24(b)	(13)	Power of Attorney	__________